Schedule of Investments (unaudited)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities

American Express Credit Account Master Trust Series 2022-2, Class A, 3.39%, 05/17/27	$1,000	$1,002,857
BA Credit Card Trust Series 2021-A1, Class A1, 0.44%, 09/15/26	400	382,117
BMW Vehicle Lease Trust Series 2022-1, Class A3, 1.10%, 03/25/25 (Call 04/25/24)	420	408,833
Santander Drive Auto Receivables Trust Series 2021-3, Class C, 0.95%, 09/15/27 (Call 01/15/24)	170	163,092
Toyota Auto Receivables Owner Trust Series 2021-B, Class A4, 0.53%, 10/15/26 (Call 02/15/25)	75	70,400
Verizon Master Trust Series 2021-1, Class A, 0.50%, 05/20/27 (Call 05/20/24)	100	94,946
Total Asset-Backed Securities — 0.3%
(Cost: $2,164,690)		2,122,245

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.1%
Barclays Commercial Mortgage Trust, Series 2019-C3, Class A4, 3.58%, 05/15/52 (Call 04/15/29)	100	96,674
BBCMS Mortgage Trust, Series 2021-C11, CLASS A5, 2.32%, 09/15/54	200	172,136
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54 (Call 06/15/31)	460	403,255
Benchmark Mortgage Trust
4.59%, 05/15/55 (Call 05/15/32)	3,000	3,098,349
Series 2018-B4, Class ASB, 4.06%, 07/15/51(a)	1,000	1,004,525
Series 2020-B16, Class A5, 2.73%, 02/15/53 (Call 01/15/30)	100	91,095
Series 2020-B21, Class A4, 1.70%, 12/17/53 (Call 03/15/30)	100	83,988
CGMS Commercial Mortgage Trust, Series 2017-B1 AAB3.24%, 08/15/50 (Call 06/15/27)	150	148,310
COMM Mortgage Trust, Series 2015-CR25, Class A4, 3.76%, 08/10/48 (Call 08/10/25)	1,000	993,067
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4, 3.51%, 04/15/50 (Call 01/15/25)	155	153,108
GS Mortgage Securities Trust, Series 2017-GS7, Class AAB, 3.20%, 08/10/50 (Call 03/10/27)	730	719,437
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class A5, 3.77%, 08/15/47 (Call 06/15/24)	75	74,743
Series 2015-C29, Class A4, 3.61%, 05/15/48 (Call 04/15/25)	172	170,342
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.72%, 12/15/49 (Call 12/15/26)	100	98,301
UBS Commercial Mortgage Trust, Series 2018-C13 ASB4.24%, 10/15/51 (Call 06/15/28)	100	101,429
Wells Fargo Commercial Mortgage Trust
Series 2017-RC1, Class A4, 3.63%, 01/15/60 (Call 02/15/27)	150	147,601
Series 2018-C44, Class A5, 4.21%, 05/15/51 (Call 04/15/28)	900	903,862
Series 2021-C59, Class A5, 2.63%, 04/15/54 (Call 04/15/31)	600	531,949
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
WFRBS Commercial Mortgage Trust, Series 2013-UBS1, Class A4, 4.08%, 03/15/46 (Call 11/15/23)(a)	$93	$93,052
		9,085,223
Total Collaterized Mortgage Obligations — 1.1%
(Cost: $9,796,840)		9,085,223

Corporate Bonds & Notes

Advertising — 0.1%
Clear Channel International BV, 6.63%, 08/01/25 (Call 06/13/22)(b)	30	29,674
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 08/15/22)(b)	90	82,209
7.50%, 06/01/29 (Call 06/01/24)(b)	80	64,940
7.75%, 04/15/28 (Call 04/15/24)(b)(c)	105	88,217
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	50	42,081
3.38%, 03/01/41 (Call 09/01/40)	43	33,823
4.75%, 03/30/30 (Call 12/30/29)	58	58,828
5.40%, 10/01/48 (Call 04/01/48)	70	72,583
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(b)	42	36,269
4.63%, 03/15/30 (Call 03/15/25)(b)(c)	40	34,403
5.00%, 08/15/27 (Call 08/15/22)(b)	50	46,870
6.25%, 06/15/25 (Call 07/01/22)(b)	35	34,934
WPP Finance 2010, 3.75%, 09/19/24	250	251,080
		875,911
Aerospace & Defense — 0.1%
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	40	39,069
4.95%, 08/15/25 (Call 05/15/25)	39	38,911
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)	46	42,069
5.13%, 10/01/24 (Call 07/01/24)	120	123,936
5.90%, 02/01/27	51	53,987
5.95%, 02/01/37(c)	40	40,064
6.75%, 01/15/28	45	48,044
6.88%, 05/01/25 (Call 04/01/25)	44	47,129
Maxar Space Robotics LLC, 9.75%, 12/31/23 (Call 06/13/22)(b)	30	31,763
Teledyne Technologies Inc.
0.95%, 04/01/24 (Call 07/01/22)	115	110,030
1.60%, 04/01/26 (Call 03/01/26)	65	59,152
2.25%, 04/01/28 (Call 02/01/28)	135	120,304
Triumph Group Inc.
6.25%, 09/15/24 (Call 07/01/22)(b)	35	33,426
7.75%, 08/15/25 (Call 07/01/22)	40	34,752
8.88%, 06/01/24 (Call 02/01/23)(b)	61	63,214
		885,850
Agriculture — 0.0%
Darling Ingredients Inc., 5.25%, 04/15/27 (Call 06/13/22)(b)	45	44,471

Airlines — 0.0%
Gol Finance SA, 7.00%, 01/31/25 (Call 06/30/22)(d)	50	40,507

Apparel — 0.1%
Crocs Inc.
4.13%, 08/15/31 (Call 08/15/26)(b)(c)	55	44,193
4.25%, 03/15/29 (Call 03/15/24)(b)	25	20,805

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Apparel (continued)
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(b)	$56	$55,840
4.88%, 05/15/26 (Call 02/15/26)(b)(c)	78	77,193
Kontoor Brands Inc., 4.13%, 11/15/29 (Call 11/15/24)(b)(c)	35	29,851
Levi Strauss & Co., 3.50%, 03/01/31 (Call 03/01/26)(b)	35	30,722
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	125	125,868
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)	10	10,102
Tapestry Inc.
3.05%, 03/15/32 (Call 12/15/31)	20	16,959
4.13%, 07/15/27 (Call 04/15/27)	73	71,350
VF Corp., 2.95%, 04/23/30 (Call 01/23/30)	155	140,748
William Carter Co. (The), 5.63%, 03/15/27 (Call 07/01/22)(b)(c)	45	44,837
Wolverine World Wide Inc., 4.00%, 08/15/29 (Call 08/15/24)(b)(c)	85	70,777
		739,245
Auto Manufacturers — 0.4%
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(b)	85	83,679
BMW Finance NV
2.40%, 08/14/24 (Call 07/14/24)(b)(c)	265	260,776
2.85%, 08/14/29 (Call 05/14/29)(b)	95	87,548
BMW U.S. Capital LLC
0.80%, 04/01/24(b)	335	322,139
1.25%, 08/12/26 (Call 07/12/26)(b)	25	22,778
2.25%, 09/15/23 (Call 07/15/23)(b)	215	213,755
2.55%, 04/01/31 (Call 01/01/31)(b)	100	88,513
2.80%, 04/11/26 (Call 01/11/26)(b)	305	296,573
3.15%, 04/18/24 (Call 03/18/24)(b)	15	15,031
3.30%, 04/06/27 (Call 01/06/27)(b)	5	4,903
3.90%, 04/09/25 (Call 03/09/25)(b)	90	91,088
3.95%, 08/14/28 (Call 05/14/28)(b)	200	200,028
4.15%, 04/09/30 (Call 01/09/30)(b)(c)	65	65,141
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	22	20,364
1.50%, 09/01/30 (Call 06/01/30)	135	111,476
2.60%, 09/01/50 (Call 03/01/50)	100	71,818
3.65%, 10/01/23 (Call 07/01/23)	71	71,778
4.88%, 10/01/43 (Call 04/01/43)	55	55,976
Daimler Trucks Finance North America LLC
1.13%, 12/14/23(b)	65	63,024
2.38%, 12/14/28(b)	220	195,288
2.50%, 12/14/31(b)	70	58,856
Harley-Davidson Financial Services Inc., 3.35%, 06/08/25 (Call 05/08/25)(b)	253	246,781
PACCAR Financial Corp.
0.35%, 08/11/23	25	24,370
0.35%, 02/02/24	10	9,574
0.80%, 06/08/23	15	14,733
1.10%, 05/11/26	55	50,414
1.80%, 02/06/25	70	67,630
2.15%, 08/15/24	15	14,744
3.40%, 08/09/23	25	25,225
Wabash National Corp., 4.50%, 10/15/28 (Call 10/15/24)(b)	66	54,137
		2,908,140
Auto Parts & Equipment — 0.2%
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)(c)	80	71,462
6.25%, 03/15/26 (Call 06/13/22)	11	10,594
Security	Par (000)	Value
Auto Parts & Equipment (continued)
6.50%, 04/01/27 (Call 07/01/22)	$35	$33,255
6.88%, 07/01/28 (Call 07/01/23)(c)	25	24,131
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	85	58,032
4.35%, 03/15/29 (Call 12/15/28)	12	11,690
4.40%, 10/01/46 (Call 04/01/46)	2	1,670
5.40%, 03/15/49 (Call 09/15/48)	95	91,573
Aptiv PLC/Aptiv Corp., 4.15%, 05/01/52 (Call 11/01/51)	110	88,565
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	235	218,841
4.38%, 03/15/45 (Call 09/15/44)	10	8,583
5.00%, 10/01/25(b)	85	87,378
Cooper-Standard Automotive Inc.
5.63%, 11/15/26 (Call 06/16/22)(b)(c)	20	10,000
13.00%, 06/01/24 (Call 07/01/22)(b)(c)	25	25,218
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 07/01/22)(b)	25	24,771
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	35	30,515
4.50%, 02/15/32 (Call 02/15/27)(c)	56	47,998
5.38%, 11/15/27 (Call 11/15/22)	35	33,486
5.63%, 06/15/28 (Call 06/15/23)(c)	30	29,059
Lear Corp.
3.55%, 01/15/52 (Call 07/15/51)	35	24,524
3.80%, 09/15/27 (Call 06/15/27)	20	19,494
4.25%, 05/15/29 (Call 02/15/29)	40	38,392
5.25%, 05/15/49 (Call 11/15/48)(c)	75	69,176
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	45	39,465
3.63%, 06/15/24 (Call 03/15/24)	205	205,646
4.15%, 10/01/25 (Call 07/01/25)	102	104,069
Meritor Inc.
4.50%, 12/15/28 (Call 12/15/23)(b)	65	64,197
6.25%, 06/01/25 (Call 07/01/22)(b)	20	20,633
		1,492,417
Banks — 8.6%
ABN AMRO Bank NV
1.54%, 06/16/27 (Call 06/16/26)(a)(b)	285	255,611
2.47%, 12/13/29 (Call 12/13/28)(a)(b)	50	43,734
3.32%, 03/13/37 (Call 12/13/31)(a)(b)	50	41,765
4.75%, 07/28/25(b)	70	70,924
4.80%, 04/18/26(b)	260	262,166
ADIB Capital Invest 2 Ltd., 7.13%, (Call 09/20/23)(a)(d)(e)	200	206,302
Agricultural Bank of China Ltd./Hong Kong, 0.70%, 06/17/24(d)	200	190,846
Agricultural Bank Of China Ltd./Singapore, 1.25%, 03/02/26(d)	200	185,540
AIB Group PLC
4.26%, 04/10/25 (Call 04/10/24)(a)(b)	390	388,307
4.75%, 10/12/23(b)	590	595,422
Banco de Credito del Peru S.A.
3.13%, 07/01/30 (Call 07/01/25)(a)(d)	100	92,968
3.25%, 09/30/31 (Call 09/30/26)(a)(d)	25	22,392
Banco del Estado de Chile, 2.70%, 01/09/25 (Call 12/09/24)(d)	200	191,824
Banco do Brasil SA/Cayman, 4.63%, 01/15/25(d)	200	200,040
Banco Nacional de Panama, 2.50%, 08/11/30 (Call 05/11/30)(d)	200	164,066
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)	210	197,885

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
Bangkok Bank PCL/Hong Kong, 3.47%, 09/23/36 (Call 09/23/31)	$200	$172,558
Bank Mandiri Persero Tbk PT, 3.75%, 04/11/24(d)	200	199,528
Bank of China Ltd.
3.50%, 04/20/27(d)	200	200,244
5.00%, 11/13/24(d)	400	414,132
Bank of Communications Co. Ltd./Hong Kong, 1.86%, 07/20/23, (3 mo. LIBOR US + 0.800%)(d)	200	200,522
Bank of Montreal
0.40%, 09/15/23	10	9,705
0.45%, 12/08/23	40	38,691
0.63%, 07/09/24	80	75,927
0.90%, 01/22/27 (Call 01/22/26), (SOFR + 0.603%)(a)	15	13,509
1.85%, 05/01/25	125	119,425
2.50%, 06/28/24	444	438,517
2.65%, 03/08/27	50	47,195
3.80%, 12/15/32 (Call 12/15/27)(a)	165	157,608
4.34%, 10/05/28 (Call 10/05/23)(a)	200	201,558
Series E, 3.30%, 02/05/24	155	155,767
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23 (Call 11/07/23)	20	19,329
0.50%, 04/26/24 (Call 03/26/24)	60	57,466
1.05%, 10/15/26 (Call 09/15/26)	5	4,510
1.60%, 04/24/25 (Call 03/24/25)	72	68,696
1.65%, 07/14/28 (Call 05/14/28)	10	8,861
1.65%, 01/28/31 (Call 10/28/30)	75	62,529
1.80%, 07/28/31 (Call 04/28/31)	45	37,483
2.10%, 10/24/24	45	44,145
2.20%, 08/16/23 (Call 06/16/23)	30	29,981
2.45%, 08/17/26 (Call 05/17/26)	120	115,555
2.80%, 05/04/26 (Call 02/04/26)	120	117,547
3.00%, 10/30/28 (Call 07/30/28)	90	84,262
3.25%, 09/11/24 (Call 08/11/24)	40	40,217
3.25%, 05/16/27 (Call 02/16/27)	110	108,517
3.30%, 08/23/29 (Call 05/23/29)	100	94,633
3.40%, 05/15/24 (Call 04/15/24)	85	86,032
3.40%, 01/29/28 (Call 10/29/27)	210	206,879
3.44%, 02/07/28 (Call 02/07/27), (3 mo. LIBOR US + 1.069%)(a)	220	217,037
3.45%, 08/11/23	115	116,356
3.85%, 04/28/28	152	152,900
3.95%, 11/18/25 (Call 10/18/25)	50	50,941
Series 12, 3.65%, 02/04/24 (Call 01/05/24)	70	71,018
Series G, 3.00%, 02/24/25 (Call 01/24/25)	110	109,717
Series J, 1.90%, 01/25/29 (Call 11/25/28)	20	17,750
Bank of Nova Scotia (The)
0.55%, 09/15/23	45	43,801
0.65%, 07/31/24	120	113,663
0.70%, 04/15/24	179	171,015
0.80%, 06/15/23	10	9,798
1.05%, 03/02/26	25	22,605
1.30%, 09/15/26	35	31,570
1.35%, 06/24/26	300	272,565
2.15%, 08/01/31	135	113,531
2.20%, 02/03/25	240	232,798
2.70%, 08/03/26	15	14,360
3.40%, 02/11/24	45	45,211
4.50%, 12/16/25	65	66,292
Banque Federative du Credit Mutuel SA
0.65%, 02/27/24(b)	265	253,419
Security	Par (000)	Value
Banks (continued)
1.00%, 02/04/25(b)	$30	$27,893
1.60%, 10/04/26(b)(c)	40	36,214
2.38%, 11/21/24(b)	300	291,207
3.75%, 07/20/23(b)	200	201,534
BDO Unibank Inc., 2.13%, 01/13/26(d)	200	189,142
BNP Paribas SA
1.32%, 01/13/27 (Call 01/13/26)(a)(b)	225	201,330
1.90%, 09/30/28 (Call 09/30/27), (SOFR + 1.609%)(a)(b)	200	174,256
2.22%, 06/09/26 (Call 06/09/25)(a)(b)	215	202,315
2.59%, 01/20/28 (Call 01/20/27)(a)(b)	200	183,650
2.82%, 11/19/25 (Call 11/19/24)(a)(b)	65	62,882
2.82%, 01/26/41(b)	235	169,125
2.87%, 04/19/32 (Call 04/19/31), (SOFR + 1.387%)(a)(b)	220	188,217
3.05%, 01/13/31 (Call 01/13/30), (SOFR + 1.507%)(a)(b)	225	200,027
3.38%, 01/09/25(b)	25	24,746
3.80%, 01/10/24(b)	40	40,155
4.38%, 05/12/26(b)	200	200,322
4.38%, 03/01/33 (Call 03/01/28)(a)(b)	35	33,505
4.40%, 08/14/28(b)	230	227,136
4.63%, 03/13/27(b)(c)	250	250,590
4.71%, 01/10/25 (Call 01/10/24)(a)(b)	255	258,139
5.20%, 01/10/30 (Call 01/10/29), (3 mo. LIBOR US + 2.567%)(a)(b)	150	153,036
BPCE SA
1.00%, 01/20/26(b)	70	63,041
1.65%, 10/06/26 (Call 10/06/25)(a)(b)	90	82,036
2.38%, 01/14/25(b)	445	428,459
2.70%, 10/01/29(b)	75	66,945
3.12%, 10/19/32 (Call 10/19/31), (SOFR + 1.730%)(a)(b)	35	29,316
3.58%, 10/19/42 (Call 10/19/41), (SOFR + 1.952%)(a)(b)	55	42,409
4.00%, 09/12/23(b)	40	40,229
4.50%, 03/15/25(b)	190	190,173
4.63%, 07/11/24(b)	30	30,306
4.63%, 09/12/28(b)	325	323,609
4.88%, 04/01/26(b)	235	236,281
5.15%, 07/21/24(b)	261	265,834
5.70%, 10/22/23(b)	20	20,495
Cadence Bank, 4.13%, 11/20/29 (Call 11/20/24), (3 mo. LIBOR US + 2.470%)(a)	25	24,777
Canadian Imperial Bank of Commerce
0.45%, 06/22/23	60	58,669
0.50%, 12/14/23	155	149,549
0.95%, 06/23/23	75	73,641
0.95%, 10/23/25	95	87,060
1.00%, 10/18/24	30	28,419
1.25%, 06/22/26	60	54,185
2.25%, 01/28/25	205	198,717
3.10%, 04/02/24	278	278,192
3.50%, 09/13/23(c)	86	86,966
CBQ Finance Ltd., 2.00%, 05/12/26(d)	200	186,184
China Construction Bank Corp., 4.25%, 02/27/29 (Call 02/27/24)(a)(d)	200	202,632
China Everbright Bank Co. Ltd./Luxembourg, 0.83%, 09/14/24(d)	200	190,106
CIMB Bank Bhd, 1.77%, 10/09/24, (3 mo. LIBOR US + 0.780%)(d)	200	200,166
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	85	73,875
2.64%, 09/30/32 (Call 07/02/32)	80	65,944
2.85%, 07/27/26 (Call 04/27/26)	160	152,282

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
3.25%, 04/30/30 (Call 01/30/30)	$199	$182,718
4.30%, 12/03/25 (Call 11/03/25)	30	30,204
Comerica Bank, 2.50%, 07/23/24	200	196,356
Comerica Inc.
3.70%, 07/31/23 (Call 06/30/23)	205	206,316
4.00%, 02/01/29 (Call 11/03/28)	130	128,847
Commerzbank AG, 8.13%, 09/19/23(b)	135	141,697
Cooperatieve Rabobank U.A.
1.11%, 02/24/27 (Call 02/24/26)(a)(b)	50	44,903
1.34%, 06/24/26 (Call 06/24/25)(a)(b)	300	277,881
1.98%, 12/15/27 (Call 12/15/26)(a)(b)	290	263,419
3.75%, 07/21/26	15	14,656
4.63%, 12/01/23(c)	45	45,776
5.25%, 05/24/41	206	235,034
5.25%, 08/04/45	20	20,555
5.75%, 12/01/43	35	38,715
5.80%, 09/30/2110(b)	40	47,332
Cooperatieve Rabobank U.A./NY, 3.38%, 05/21/25	290	289,585
Cooperatieve Rabobank UA, 3.76%, 04/06/33 (Call 04/06/32)(a)(b)(c)	260	244,465
Credit Agricole SA
2.81%, 01/11/41(b)	65	47,086
4.00%, 01/10/33 (Call 01/10/28)(a)(b)	60	56,297
4.38%, 03/17/25(b)	25	25,130
Credit Agricole SA/London
1.91%, 06/16/26 (Call 06/16/25)(a)(b)	230	214,528
3.25%, 10/04/24(b)(c)	400	396,688
3.88%, 04/15/24(b)	415	419,121
4.13%, 01/10/27(b)	66	65,407
DBS Group Holdings Ltd., 4.52%, 12/11/28 (Call 12/11/23)(a)(b)	375	380,640
Development Bank of Kazakhstan JSC, 2.95%, 05/06/31(d)	200	153,848
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	35	34,207
2.70%, 02/06/30 (Call 11/06/29)	15	13,086
3.45%, 07/27/26 (Call 04/27/26)	45	43,757
4.20%, 08/08/23	20	20,231
4.65%, 09/13/28 (Call 06/13/28)	240	239,746
DNB Bank ASA
0.86%, 09/30/25 (Call 09/30/24)(a)(b)	115	108,373
1.13%, 09/16/26 (Call 09/16/25)(a)(b)	250	228,340
1.54%, 05/25/27 (Call 05/25/26)(a)(b)	230	208,424
1.61%, 03/30/28 (Call 03/30/27)(a)(b)	15	13,286
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(b)	95	109,724
Emirates NBD Bank PJSC, 6.13%, (Call 04/09/26)(a)(d)(e)	200	200,904
Federation des Caisses Desjardins du Quebec
0.70%, 05/21/24(b)	215	203,986
2.05%, 02/10/25(b)	240	229,210
First Abu Dhabi Bank PJSC, 4.50%, (Call 04/05/26)(a)(d)(e)	200	192,648
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)	20	21,466
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)	140	140,435
First Republic Bank/CA
4.38%, 08/01/46 (Call 02/01/46)	35	32,908
4.63%, 02/13/47 (Call 08/13/46)	25	24,099
Hana Bank, 1.25%, 12/16/26(d)	200	181,254
HSBC Bank USA N.A., 7.00%, 01/15/39	260	321,014
HSBC Bank USA N.A./New York NY, 5.63%, 08/15/35	10	10,483
HSBC Holdings PLC
0.98%, 05/24/25 (Call 05/24/24), (SOFR + 0.708%)(a)	35	33,044
1.59%, 05/24/27 (Call 05/24/26), (SOFR + 1.290%)(a)	355	317,576
Security	Par (000)	Value
Banks (continued)
1.60%, 04/18/26 (Call 04/18/25), (SOFR + 1.538%)(a)	$220	$204,989
2.10%, 06/04/26 (Call 06/04/25), (SOFR + 1.929%)(a)	205	192,809
2.25%, 11/22/27 (Call 11/22/26), (SOFR + 1.100%)(a)	200	181,772
2.63%, 11/07/25 (Call 11/07/24), (SOFR + 1.401%)(a)	75	72,604
2.80%, 06/04/31 (Call 06/04/30), (SOFR + 2.387%)(a)	240	209,186
2.80%, 05/24/32 (Call 05/24/31), (SOFR + 1.187%)(a)	305	259,460
2.87%, 11/22/32 (Call 11/22/31), (SOFR + 1.410%)(a)(c)	330	281,295
3.80%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.211%)(a)	20	19,973
3.90%, 05/25/26	35	34,760
3.97%, 05/22/30 (Call 05/22/29), (3 mo. LIBOR US + 1.610%)(a)	320	304,262
4.04%, 03/13/28 (Call 03/13/27), (3 mo. LIBOR US + 1.546%)(a)(c)	200	195,468
4.25%, 03/14/24	10	10,120
4.25%, 08/18/25	10	10,054
4.29%, 09/12/26 (Call 09/12/25), (3 mo. LIBOR US + 1.348%)(a)	30	29,957
4.30%, 03/08/26	30	30,158
4.38%, 11/23/26	420	421,705
4.58%, 06/19/29 (Call 06/19/28), (3 mo. LIBOR US + 1.535%)(a)	195	193,075
4.76%, 03/29/33 (Call 03/29/32), (SOFR + 2.530%)(a)	200	191,014
4.95%, 03/31/30	300	305,025
5.25%, 03/14/44	5	4,923
6.10%, 01/14/42	25	28,054
6.50%, 05/02/36	145	162,615
6.50%, 09/15/37	145	162,541
6.80%, 06/01/38	160	182,309
7.63%, 05/17/32	20	23,680
HSBC USA Inc., 3.50%, 06/23/24	10	10,035
Huntington Bancshares Inc., 2.49%, 08/15/36 (Call 08/15/31)	65	52,714
Huntington Bancshares Inc./OH
2.55%, 02/04/30 (Call 11/04/29)	150	132,130
2.63%, 08/06/24 (Call 07/06/24)	371	365,828
4.00%, 05/15/25 (Call 04/15/25)	145	146,696
Industrial & Commercial Bank of China Ltd.
3.20%, (Call 09/24/26)(a)(d)(e)	200	193,404
4.88%, 09/21/25(d)	200	207,540
Industrial & Commercial Bank of China Ltd./Dubai DIFC, 1.81%, 10/17/24, (3 mo. LIBOR US + 0.770%)(d)	200	200,504
Industrial & Commercial Bank of China Ltd./Singapore, 1.20%, 09/09/25(d)	200	188,300
Industrial & Commercial Bank of China Macau Ltd., 2.88%, 09/12/29 (Call 09/12/24)(a)(d)	200	196,566
Industrial Bank Co. Ltd./Hong Kong, 0.88%, 06/10/24(d)	200	191,664
ING Groep NV
1.40%, 07/01/26 (Call 07/01/25)(a)(b)	35	32,186
1.73%, 04/01/27 (Call 04/01/26), (SOFR + 1.005%)(a)	210	190,144
2.73%, 04/01/32 (Call 04/01/31), (SOFR + 1.316%)(a)	95	81,458
3.55%, 04/09/24	120	120,374
3.95%, 03/29/27	265	260,516
4.10%, 10/02/23	325	329,586
4.55%, 10/02/28	200	200,072
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31 (Call 10/02/26)(a)(d)	200	183,770
KeyBank N.A./Cleveland OH
0.43%, 06/14/24 (Call 06/14/23), (SOFR + 0.320%)(a)	35	34,162
3.90%, 04/13/29	10	9,659

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
KeyCorp.
2.25%, 04/06/27	$156	$143,667
2.55%, 10/01/29	190	169,277
4.10%, 04/30/28	85	84,463
4.15%, 10/29/25	160	162,203
KfW
0.00%, 04/18/36(f)	70	45,393
0.25%, 10/19/23	295	286,321
0.25%, 03/08/24	405	388,942
0.38%, 07/18/25	370	343,393
0.50%, 09/20/24	167	158,884
0.63%, 01/22/26	214	197,678
0.75%, 09/30/30	190	159,362
1.00%, 10/01/26	50	46,195
1.38%, 08/05/24	325	316,183
1.75%, 09/14/29	295	272,196
2.00%, 05/02/25	154	150,637
2.50%, 11/20/24	370	368,139
2.63%, 02/28/24	565	565,825
2.88%, 04/03/28	149	148,543
Kookmin Bank, 4.50%, 02/01/29(d)	200	200,538
Korea Development Bank (The)
1.63%, 01/19/31	200	170,884
2.00%, 10/25/31	200	172,392
3.00%, 01/13/26	200	198,532
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	85	78,859
0.88%, 09/03/30	290	245,343
1.75%, 07/27/26	215	205,299
1.75%, 01/14/27(d)	75	71,215
2.00%, 01/13/25	431	422,824
2.38%, 01/23/24(d)	165	164,573
2.38%, 06/10/25	105	103,664
3.13%, 11/14/23	290	292,746
Series 37, 2.50%, 11/15/27	115	112,296
Series 40, 0.50%, 05/27/25	225	210,289
Lloyds Banking Group PLC
2.44%, 02/05/26 (Call 02/05/25)(a)	340	326,648
3.37%, 12/14/46 (Call 09/14/41)(a)	30	22,469
3.75%, 01/11/27	250	245,977
4.34%, 01/09/48	295	253,688
4.45%, 05/08/25	400	407,424
4.55%, 08/16/28	215	216,275
4.58%, 12/10/25	220	221,140
Macquarie Bank Ltd.
2.30%, 01/22/25(b)	285	276,533
3.05%, 03/03/36 (Call 03/03/31)(a)(b)	90	74,010
3.62%, 06/03/30(b)	65	58,070
3.90%, 01/15/26(b)	260	259,896
4.00%, 07/29/25(b)	145	146,385
4.88%, 06/10/25(b)	30	30,401
Mitsubishi UFJ Financial Group Inc.
0.80%, 09/15/24 (Call 09/15/23)(a)	15	14,542
0.95%, 07/19/25 (Call 07/19/24)(a)	5	4,720
1.41%, 07/17/25	95	88,253
1.54%, 07/20/27 (Call 07/20/26)(a)	20	17,998
2.00%, 07/17/30	200	167,758
2.19%, 02/25/25	240	230,882
2.31%, 07/20/32 (Call 07/20/31)(a)	230	193,218
2.49%, 10/13/32 (Call 10/13/31)(a)	110	93,560
Security	Par (000)	Value
Banks (continued)
2.53%, 09/13/23	$205	$204,016
2.56%, 02/25/30	200	175,482
2.76%, 09/13/26	10	9,489
2.80%, 07/18/24(c)	15	14,822
2.85%, 01/19/33 (Call 01/19/32)(a)	235	205,108
3.20%, 07/18/29	35	32,427
3.41%, 03/07/24	300	301,272
3.74%, 03/07/29	95	91,549
3.75%, 07/18/39	260	236,896
3.76%, 07/26/23	35	35,386
4.05%, 09/11/28	10	9,876
4.29%, 07/26/38	30	28,940
Morgan Stanley
0.79%, 01/22/25 (Call 01/22/24), (SOFR + 0.509%)(a)	50	47,848
0.79%, 05/30/25 (Call 05/30/24), (SOFR + 0.525%)(a)	95	89,882
0.99%, 12/10/26 (Call 12/10/25), (SOFR + 0.720%)(a)	305	275,147
1.16%, 10/21/25 (Call 10/21/24), (SOFR + 0.560%)(a)	70	66,069
1.51%, 07/20/27 (Call 07/20/26), (SOFR + 0.858%)(a)	229	207,076
1.59%, 05/04/27 (Call 05/04/26), (SOFR + 0.879%)(a)	279	254,515
1.79%, 02/13/32 (Call 02/13/31), (SOFR + 1.034%)(a)	300	246,117
1.93%, 04/28/32 (Call 04/28/31), (SOFR + 1.020%)(a)	250	206,140
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(a)	55	52,506
2.24%, 07/21/32 (Call 07/21/31), (SOFR + 1.178%)(a)	250	211,245
2.48%, 09/16/36 (Call 09/16/31), (SOFR + 1.360%)(a)	390	314,500
2.51%, 10/20/32 (Call 10/20/31), (SOFR + 1.200%)(a)	340	292,482
2.70%, 01/22/31 (Call 01/22/30), (SOFR + 1.143%)(a)	130	116,654
2.72%, 07/22/25 (Call 07/22/24), (SOFR + 1.152%)(a)	60	58,835
2.80%, 01/25/52 (Call 01/25/51), (SOFR + 1.430%)(a)	155	115,053
2.94%, 01/21/33 (Call 01/21/32), (SOFR + 1.290%)(a)	225	200,747
3.13%, 07/27/26	55	53,767
3.22%, 04/22/42 (Call 04/22/41), (SOFR + 1.485%)(a)	30	24,951
3.59%, 07/22/28 (Call 07/22/27), (3 mo. LIBOR US + 1.340%)(a)	79	76,855
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(a)	385	366,335
3.63%, 01/20/27	280	277,682
3.70%, 10/23/24	345	349,899
3.77%, 01/24/29 (Call 01/24/28), (3 mo. LIBOR US + 1.140%)(a)	185	180,688
3.88%, 01/27/26	145	145,970
3.95%, 04/23/27	210	207,556
3.97%, 07/22/38 (Call 07/22/37), (3 mo. LIBOR US + 1.455%)(a)	259	247,288
4.00%, 07/23/25(c)	120	121,526
4.30%, 01/27/45	280	267,039
4.35%, 09/08/26	75	75,946
4.38%, 01/22/47	195	188,922
4.43%, 01/23/30 (Call 01/23/29), (3 mo. LIBOR US + 1.628%)(a)	330	332,920
4.46%, 04/22/39 (Call 04/22/38), (3 mo. LIBOR US + 0.408%)(a)	190	187,184
5.00%, 11/24/25	195	201,928
5.60%, 03/24/51 (Call 03/24/50), (SOFR + 4.480%)(a)	135	156,235
6.25%, 08/09/26	25	27,226
6.38%, 07/24/42	162	198,222
7.25%, 04/01/32	140	171,504
Series F, 3.88%, 04/29/24	385	392,719
Series I, 0.86%, 10/21/25 (Call 10/21/24), (SOFR + 0.745%)(a)	55	51,663

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
MUFG Bank Ltd.
3.75%, 03/10/24(b)	$5	$5,043
4.70%, 03/10/44(b)	35	36,435
National Bank of Canada
0.55%, 11/15/24 (Call 11/15/23)(a)	455	436,886
0.75%, 08/06/24	300	283,338
Natwest Group PLC, 5.08%, 01/27/30 (Call 01/27/29), (3 mo. LIBOR US + 1.905%)(a)	400	405,716
Nordea Bank Abp
0.63%, 05/24/24(b)	40	37,992
0.75%, 08/28/25(b)	290	266,087
1.00%, 06/09/23(b)	200	196,806
1.50%, 09/30/26(b)(c)	90	81,357
4.63%, 09/13/33 (Call 09/13/28)(a)(b)	60	59,211
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	65	56,783
3.15%, 05/03/29 (Call 02/03/29)	196	187,660
3.38%, 05/08/32 (Call 05/08/27), (3 mo. LIBOR US + 1.131%)(a)	250	242,557
3.65%, 08/03/28 (Call 05/03/28)	135	135,032
3.95%, 10/30/25	45	45,813
NRW Bank
0.63%, 05/19/25(d)	120	112,523
0.88%, 03/09/26(d)	25	23,166
1.88%, 07/31/24(d)	189	185,643
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	170	156,818
0.50%, 09/16/24	110	104,567
0.50%, 02/02/26	230	211,020
1.50%, 02/12/25	245	236,922
3.13%, 11/07/23(c)	520	524,472
Oversea-Chinese Banking Corp. Ltd.
1.83%, 09/10/30 (Call 09/10/25)(a)(b)	93	86,832
4.25%, 06/19/24(b)	35	35,566
PNC Bank N.A.
2.70%, 10/22/29	20	17,961
3.25%, 01/22/28 (Call 12/23/27)	75	72,914
4.05%, 07/26/28	45	44,738
PNC Bank NA, 3.80%, 07/25/23 (Call 06/25/23)	5	5,057
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	50	45,557
2.20%, 11/01/24 (Call 10/02/24)	160	157,341
2.31%, 04/23/32 (Call 04/23/31), (SOFR + 0.979%)(a)	125	107,676
2.55%, 01/22/30 (Call 10/24/29)	230	206,423
2.60%, 07/23/26 (Call 05/23/26)	170	164,296
3.15%, 05/19/27 (Call 04/19/27)	65	63,510
3.45%, 04/23/29 (Call 01/23/29)	201	193,923
3.50%, 01/23/24 (Call 12/23/23)	159	160,468
3.90%, 04/29/24 (Call 03/29/24)	55	55,780
QNB Finance Ltd.
2.63%, 05/12/25(d)	200	193,900
3.50%, 03/28/24(d)	200	200,218
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	165	144,424
2.25%, 05/18/25 (Call 04/18/25)	210	203,532
7.38%, 12/10/37	101	126,722
Shanghai Commercial Bank Ltd., 5.00%, 01/17/29 (Call 01/17/24)(a)(d)	250	253,742
Shinhan Bank Co. Ltd., 3.88%, 03/24/26(c)(d)	200	198,472
Shinhan Financial Group Co. Ltd., 5.88%, (Call 08/13/23)(a)(d)	200	203,382
Security	Par (000)	Value
Banks (continued)
Skandinaviska Enskilda Banken AB
0.55%, 09/01/23(b)	$500	$485,555
0.65%, 09/09/24(b)	200	188,550
0.85%, 09/02/25(b)	200	183,646
Societe Generale SA
1.49%, 12/14/26 (Call 12/14/25)(a)(b)	245	219,277
2.63%, 10/16/24(b)	36	35,086
2.63%, 01/22/25(b)	15	14,444
2.89%, 06/09/32 (Call 06/09/31)(a)(b)	300	248,805
3.00%, 01/22/30(b)	200	174,786
3.63%, 03/01/41(b)	70	50,775
4.00%, 01/12/27(b)(c)	240	233,009
4.25%, 09/14/23(b)	30	30,270
4.25%, 04/14/25(b)	300	299,355
4.75%, 11/24/25(b)	50	50,132
4.75%, 09/14/28(b)	310	306,413
5.00%, 01/17/24(b)	35	35,527
5.63%, 11/24/45(b)	60	55,847
Standard Chartered PLC
2.61%, 01/12/28 (Call 01/12/27)(a)(b)	400	365,124
2.68%, 06/29/32 (Call 06/29/31)(a)(b)	200	165,670
3.27%, 02/18/36 (Call 11/18/30)(a)(b)	147	124,025
4.64%, 04/01/31 (Call 04/01/30)(a)(b)	200	196,264
4.87%, 03/15/33 (Call 03/15/28)(a)(b)	150	145,165
5.70%, 03/26/44(b)	200	194,308
State Street Corp.
2.20%, 03/03/31	130	110,135
2.35%, 11/01/25 (Call 11/01/24), (SOFR + 0.940%)(a)	120	117,476
2.40%, 01/24/30	65	58,215
2.65%, 05/19/26	90	88,131
2.90%, 03/30/26 (Call 03/30/25), (SOFR + 2.600%)(a)	125	122,922
3.03%, 11/01/34 (Call 11/01/29), (SOFR + 1.490%)(a)	115	104,758
3.15%, 03/30/31 (Call 03/30/30), (SOFR + 2.650%)(a)	5	4,662
3.30%, 12/16/24	89	89,778
3.55%, 08/18/25	79	79,860
3.70%, 11/20/23(c)	35	35,586
3.78%, 12/03/24 (Call 12/03/23), (3 mo. LIBOR US + 0.770%)(a)	65	65,695
4.14%, 12/03/29 (Call 12/03/28), (3 mo. LIBOR US + 1.030%)(a)	115	115,568
Sumitomo Mitsui Banking Corp.
3.65%, 07/23/25	35	34,909
3.95%, 01/10/24	5	5,067
Sumitomo Mitsui Financial Group Inc.
0.51%, 01/12/24	10	9,592
1.40%, 09/17/26	20	17,919
1.47%, 07/08/25	240	224,237
1.71%, 01/12/31	110	88,285
2.13%, 07/08/30	85	71,694
2.14%, 09/23/30	125	102,924
2.22%, 09/17/31	10	8,325
2.30%, 01/12/41	65	46,468
2.63%, 07/14/26	55	52,148
2.70%, 07/16/24	250	246,207
2.72%, 09/27/29	15	13,394
2.75%, 01/15/30	215	191,619
2.93%, 09/17/41	190	145,169
3.01%, 10/19/26	80	76,894
3.04%, 07/16/29	15	13,733
3.05%, 01/14/42	35	27,992

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
3.20%, 09/17/29	$145	$132,020
3.35%, 10/18/27	83	80,218
3.36%, 07/12/27	130	126,074
3.40%, 01/11/27	55	53,572
3.54%, 01/17/28	15	14,463
3.70%, 07/19/23	102	103,034
3.78%, 03/09/26	125	124,295
3.94%, 10/16/23	80	81,133
3.94%, 07/19/28	15	14,691
4.31%, 10/16/28(c)	45	44,913
4.44%, 04/02/24(b)	45	45,533
Suncorp-Metway Ltd., 3.30%, 04/15/24(b)	75	74,926
SVB Financial Group
1.80%, 10/28/26 (Call 09/28/26)	40	36,300
1.80%, 02/02/31 (Call 11/02/30)	60	47,923
2.10%, 05/15/28 (Call 03/15/28)	55	48,533
3.13%, 06/05/30 (Call 03/05/30)	170	150,712
3.50%, 01/29/25(c)	40	39,762
Svenska Handelsbanken AB
0.55%, 06/11/24(b)	360	341,687
0.63%, 06/30/23, (SOFR + 0.17000%)(b)	50	48,784
1.42%, 06/11/27 (Call 06/11/26)(a)(b)	225	204,266
3.90%, 11/20/23	30	30,483
Synovus Financial Corp., 5.90%, 02/07/29 (Call 02/07/24)(a)	25	25,013
Toronto-Dominion Bank (The)
0.30%, 06/02/23	117	114,476
0.45%, 09/11/23	105	102,126
0.55%, 03/04/24	215	206,213
0.70%, 09/10/24	25	23,701
0.75%, 06/12/23	110	108,031
0.75%, 09/11/25(c)	85	77,911
0.75%, 01/06/26	205	185,724
1.15%, 06/12/25	45	42,075
1.20%, 06/03/26	200	181,942
1.25%, 09/10/26	60	54,160
2.00%, 09/10/31	20	16,681
2.65%, 06/12/24	280	277,606
3.25%, 03/11/24	155	155,690
3.50%, 07/19/23	75	75,865
3.63%, 09/15/31 (Call 09/15/26)(a)	185	181,529
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	10	9,552
2.25%, 03/11/30 (Call 12/11/29)	60	51,901
2.64%, 09/17/29 (Call 09/17/24)(a)	15	14,548
3.20%, 04/01/24 (Call 03/01/24)	55	55,236
3.30%, 05/15/26 (Call 04/15/26)	35	34,439
3.63%, 09/16/25 (Call 08/16/25)	25	24,949
3.69%, 08/02/24 (Call 08/02/23), (3 mo. LIBOR US + 0.735%)(a)	40	40,274
3.80%, 10/30/26 (Call 09/30/26)	10	9,955
4.05%, 11/03/25 (Call 09/03/25)	5	5,111
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	35	30,734
1.20%, 08/05/25 (Call 07/03/25)	105	97,975
1.27%, 03/02/27 (Call 03/02/26), (SOFR + 0.609%)(a)	150	136,726
1.89%, 06/07/29 (Call 06/07/28), (SOFR + 0.862%)(a)	65	57,611
1.95%, 06/05/30 (Call 03/05/30)	85	72,938
2.50%, 08/01/24 (Call 07/01/24)	118	116,695
2.85%, 10/26/24 (Call 09/26/24)	95	94,331
3.70%, 06/05/25 (Call 05/05/25)	200	201,540
Security	Par (000)	Value
Banks (continued)
3.75%, 12/06/23 (Call 11/06/23)	$190	$192,542
3.88%, 03/19/29 (Call 02/16/29)	90	88,073
4.00%, 05/01/25 (Call 03/01/25)	30	30,504
Turkiye Vakiflar Bankasi TAO, 5.25%, 02/05/25(d)	200	179,808
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/11/25)	10	9,524
2.40%, 07/30/24 (Call 06/28/24)	180	177,757
2.49%, 11/03/36 (Call 11/03/31)(a)	120	100,861
2.68%, 01/27/33 (Call 01/27/32), (SOFR + 1.020%)(a)	60	53,344
3.00%, 07/30/29 (Call 04/30/29)	175	163,327
3.10%, 04/27/26 (Call 03/27/26)	40	39,274
3.38%, 02/05/24 (Call 01/05/24)	10	10,084
3.60%, 09/11/24 (Call 08/11/24)	225	227,266
3.70%, 01/30/24 (Call 12/29/23)	15	15,244
3.95%, 11/17/25 (Call 10/17/25)	10	10,201
Series V, 2.38%, 07/22/26 (Call 06/22/26)	220	211,585
Series X, 3.15%, 04/27/27 (Call 03/27/27)	155	151,934
UBS AG/London
0.45%, 02/09/24(b)	215	205,611
1.25%, 06/01/26(b)	100	90,403
1.38%, 01/13/25 (Call 12/13/24), (SOFR + 0.300%)(b)	165	156,412
UBS Group AG
1.36%, 01/30/27 (Call 01/30/26)(a)(b)	200	180,432
2.10%, 02/11/32 (Call 02/11/31)(a)(b)(c)	200	164,986
2.75%, 02/11/33 (Call 02/11/32)(a)(b)	55	46,904
3.13%, 08/13/30 (Call 08/13/29), (3 mo. LIBOR US + 1.468%)(a)(b)	400	365,336
3.18%, 02/11/43 (Call 02/11/42)(a)(b)	75	59,480
4.13%, 04/15/26(b)(c)	300	300,093
United Overseas Bank Ltd.
1.25%, 04/14/26(b)	30	27,722
3.75%, 04/15/29 (Call 04/15/24)(a)(b)	240	240,221
3.88%, (Call 10/19/23)(a)(d)(e)	200	199,248
Valley National Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (SOFR + 2.360%)(a)	55	51,397
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	170	164,958
Western Alliance Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (SOFR + 2.250%)(a)	35	32,442
Wintrust Financial Corp., 4.85%, 06/06/29	20	19,603
Woori Bank
0.75%, 02/01/26(d)	200	181,460
2.00%, 01/20/27(d)	200	186,130
Zions Bancorp NA, 3.25%, 10/29/29 (Call 07/29/29)	15	13,541
		70,878,775
Beverages — 0.6%
Coca-Cola Co. (The)
1.00%, 03/15/28	85	75,067
1.38%, 03/15/31	103	86,142
1.45%, 06/01/27	125	115,211
1.50%, 03/05/28	20	18,136
1.65%, 06/01/30	124	107,539
1.75%, 09/06/24	207	204,373
2.00%, 03/05/31	210	185,230
2.13%, 09/06/29	107	97,415
2.25%, 01/05/32	220	196,596
2.50%, 06/01/40	125	101,679
2.50%, 03/15/51	115	86,762
2.60%, 06/01/50	141	108,846
2.75%, 06/01/60	70	52,470
2.88%, 05/05/41	35	29,899

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Beverages (continued)
2.90%, 05/25/27	$35	$34,683
3.00%, 03/05/51	30	25,070
3.38%, 03/25/27	50	50,535
3.45%, 03/25/30	120	119,210
Coca-Cola Europacific Partners PLC, 0.80%, 05/03/24(b)	80	76,208
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)	15	12,184
2.75%, 01/22/30 (Call 10/22/29)	20	18,290
5.25%, 11/26/43	170	177,555
Coca-Cola Icecek AS, 4.50%, 01/20/29 (Call 10/20/28)(d)	200	176,238
Embotelladora Andina SA, 3.95%, 01/21/50 (Call 07/21/49)(d)	150	120,059
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 07/01/22)	50	48,027
2.25%, 03/15/31 (Call 12/15/30)	5	4,235
2.55%, 09/15/26 (Call 06/15/26)	90	85,461
3.13%, 12/15/23 (Call 10/15/23)	69	69,292
3.20%, 05/01/30 (Call 02/01/30)	105	96,720
3.35%, 03/15/51 (Call 09/15/50)	55	42,837
3.40%, 11/15/25 (Call 08/15/25)	135	134,170
3.43%, 06/15/27 (Call 03/15/27)	25	24,484
3.80%, 05/01/50 (Call 11/01/49)	35	29,400
4.42%, 05/25/25 (Call 03/25/25)	15	15,361
4.42%, 12/15/46 (Call 06/15/46)	76	70,441
4.50%, 11/15/45 (Call 05/15/45)	35	32,555
4.50%, 04/15/52 (Call 10/15/51)	25	23,092
PepsiCo Inc.
0.40%, 10/07/23	30	29,306
1.40%, 02/25/31 (Call 11/25/30)	220	184,930
1.63%, 05/01/30 (Call 02/01/30)	148	128,344
1.95%, 10/21/31 (Call 07/21/31)	210	183,838
2.25%, 03/19/25 (Call 02/19/25)	67	66,146
2.38%, 10/06/26 (Call 07/06/26)	134	130,346
2.63%, 03/19/27 (Call 01/19/27)	58	56,656
2.63%, 07/29/29 (Call 04/29/29)	84	79,310
2.75%, 04/30/25 (Call 01/30/25)	40	39,930
2.75%, 03/19/30 (Call 12/19/29)	162	152,672
2.75%, 10/21/51 (Call 04/21/51)	205	165,796
2.85%, 02/24/26 (Call 11/24/25)	120	119,192
2.88%, 10/15/49 (Call 04/15/49)	65	54,047
3.00%, 10/15/27 (Call 07/15/27)(c)	112	111,596
3.38%, 07/29/49 (Call 01/29/49)	32	28,247
3.45%, 10/06/46 (Call 04/06/46)	31	27,840
3.50%, 07/17/25 (Call 04/17/25)	100	101,522
3.60%, 03/01/24 (Call 12/01/23)	30	30,462
3.60%, 08/13/42	30	26,885
3.63%, 03/19/50 (Call 09/19/49)	46	43,275
3.88%, 03/19/60 (Call 09/19/59)	40	38,405
4.00%, 05/02/47 (Call 11/02/46)	20	19,672
5.50%, 01/15/40	25	29,341
		4,799,230
Biotechnology — 0.4%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	25	22,017
1.90%, 02/21/25 (Call 01/21/25)	95	91,791
2.00%, 01/15/32 (Call 10/15/31)	200	168,082
2.20%, 02/21/27 (Call 12/21/26)	143	134,879
2.25%, 08/19/23 (Call 06/19/23)	60	59,840
2.30%, 02/25/31 (Call 11/25/30)	46	40,442
2.45%, 02/21/30 (Call 11/21/29)	70	62,749
2.60%, 08/19/26 (Call 05/19/26)(c)	62	59,852
Security	Par (000)	Value
Biotechnology (continued)
2.77%, 09/01/53 (Call 03/01/53)	$125	$88,775
2.80%, 08/15/41 (Call 02/15/41)	85	66,780
3.00%, 01/15/52 (Call 07/15/51)	5	3,733
3.13%, 05/01/25 (Call 02/01/25)	37	36,930
3.15%, 02/21/40 (Call 08/21/39)	207	171,284
3.20%, 11/02/27 (Call 08/02/27)	60	58,538
3.38%, 02/21/50 (Call 08/21/49)	127	102,516
3.63%, 05/22/24 (Call 02/22/24)	304	307,618
4.40%, 05/01/45 (Call 11/01/44)	117	112,011
4.40%, 02/22/62 (Call 08/22/61)	150	137,227
4.56%, 06/15/48 (Call 12/15/47)	75	72,778
4.66%, 06/15/51 (Call 12/15/50)	257	255,227
4.95%, 10/01/41	286	291,528
5.15%, 11/15/41 (Call 05/15/41)	87	91,029
6.38%, 06/01/37	125	149,992
6.40%, 02/01/39	115	135,460
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	124	104,825
3.15%, 05/01/50 (Call 11/01/49)	120	87,617
3.25%, 02/15/51 (Call 08/15/50)(b)	119	87,356
4.05%, 09/15/25 (Call 06/15/25)	85	85,728
5.20%, 09/15/45 (Call 03/15/45)	35	35,224
CSL Finance PLC, 4.75%, 04/27/52 (Call 10/27/51)	200	198,856
Grifols Escrow Issuer SA, 4.75%, 10/15/28 (Call 10/15/24)(b)	20	18,304
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	95	80,451
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	119	98,668
2.80%, 09/15/50 (Call 03/15/50)	81	58,088
		3,576,195
Building Materials — 0.4%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(b)	35	32,481
Boral Finance Pty Ltd., 3.75%, 05/01/28 (Call 02/01/28)(b)	35	33,358
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(b)	135	120,204
5.00%, 03/01/30 (Call 03/01/25)(b)	35	32,944
6.75%, 06/01/27 (Call 06/16/22)(b)	44	45,072
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	40	38,503
2.49%, 02/15/27 (Call 12/15/26)	4	3,731
2.70%, 02/15/31 (Call 11/15/30)	60	52,192
2.72%, 02/15/30 (Call 11/15/29)	94	83,223
3.38%, 04/05/40 (Call 10/05/39)	99	81,093
3.58%, 04/05/50 (Call 10/05/49)	247	199,250
Cornerstone Building Brands Inc., 6.13%, 01/15/29 (Call 09/15/23)(b)	40	29,666
CRH America Finance Inc.
3.95%, 04/04/28 (Call 01/04/28)(b)	15	14,886
4.40%, 05/09/47 (Call 11/09/46)(b)	10	9,404
4.50%, 04/04/48 (Call 10/04/47)(b)	10	9,642
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	62	55,435
4.00%, 09/21/23 (Call 08/21/23)	50	50,603
4.00%, 06/15/25 (Call 03/15/25)	117	117,213
James Hardie International Finance DAC, 5.00%, 01/15/28 (Call 01/15/23)(b)	25	23,842
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 07/01/22)(b)	25	22,976
4.88%, 12/15/27 (Call 12/15/22)(b)(c)	30	27,330
6.25%, 05/15/25 (Call 07/01/22)(b)	30	30,211

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Building Materials (continued)
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	$189	$174,150
1.70%, 08/01/27 (Call 06/01/27)	47	41,754
3.00%, 11/15/23 (Call 09/15/23)	87	87,002
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 03/15/24)(b)	35	30,524
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	22	18,557
3.20%, 07/15/51 (Call 01/15/51)	67	50,381
3.45%, 06/01/27 (Call 03/01/27)	35	33,919
3.50%, 12/15/27 (Call 09/15/27)	60	58,053
4.25%, 07/02/24 (Call 04/02/24)	5	5,070
4.25%, 12/15/47 (Call 06/15/47)	95	84,179
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	42	36,481
Masco Corp.
2.00%, 10/01/30 (Call 07/01/30)	144	117,770
2.00%, 02/15/31 (Call 11/15/30)	15	12,257
3.13%, 02/15/51 (Call 08/15/50)	5	3,620
3.50%, 11/15/27 (Call 08/15/27)	35	34,117
4.50%, 05/15/47 (Call 11/15/46)	70	63,572
Masonite International Corp.
3.50%, 02/15/30 (Call 08/15/29)(b)(c)	25	21,727
5.38%, 02/01/28 (Call 02/01/23)(b)(c)	35	34,965
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	164	160,799
3.88%, 06/01/30 (Call 03/01/30)	45	42,677
3.95%, 08/15/29 (Call 05/15/29)	5	4,801
4.20%, 12/01/24 (Call 09/01/24)	39	39,651
4.30%, 07/15/47 (Call 01/15/47)	45	39,232
4.40%, 01/30/48 (Call 07/30/47)	65	56,961
7.00%, 12/01/36	25	28,356
St Marys Cement Inc. Canada, 5.75%, 01/28/27 (Call 10/28/26)(b)	10	10,201
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29 (Call 07/15/23)(b)	46	43,666
6.50%, 03/15/27 (Call 06/13/22)(b)	25	25,111
Votorantim Cimentos International SA, 7.25%, 04/05/41(d)	200	225,822
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	60	56,488
3.90%, 04/01/27 (Call 01/01/27)	165	165,554
4.50%, 04/01/25 (Call 01/01/25)	50	51,265
4.50%, 06/15/47 (Call 12/15/46)	27	25,255
4.70%, 03/01/48 (Call 09/01/47)	40	38,732
		3,035,928
Chemicals — 0.6%
Air Liquide Finance SA
2.25%, 09/27/23 (Call 07/27/23)(b)	20	19,880
3.50%, 09/27/46 (Call 03/27/46)(b)	15	13,219
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	115	109,003
1.85%, 05/15/27 (Call 03/15/27)	108	100,260
2.05%, 05/15/30 (Call 02/15/30)	64	56,404
2.70%, 05/15/40 (Call 11/15/39)	90	73,346
2.80%, 05/15/50 (Call 11/15/49)	50	38,405
3.35%, 07/31/24 (Call 04/30/24)	55	55,465
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	35	34,984
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(b)(c)	65	57,272
Axalta Coating Systems LLC/Axalta Coating Systems Dutch
Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(b)	120	114,266
Security	Par (000)	Value
Chemicals (continued)
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	$40	$35,728
3.50%, 05/08/24 (Call 04/08/24)	80	79,962
Ecolab Inc.
0.90%, 12/15/23 (Call 12/15/22)	300	292,311
2.70%, 11/01/26 (Call 08/01/26)	20	19,454
2.70%, 12/15/51 (Call 06/15/51)	170	127,650
2.75%, 08/18/55 (Call 02/18/55)	110	80,952
3.95%, 12/01/47 (Call 06/01/47)	20	18,850
FMC Corp., 4.50%, 10/01/49 (Call 04/01/49)	55	50,613
HB Fuller Co.
4.00%, 02/15/27 (Call 11/15/26)	30	28,994
4.25%, 10/15/28 (Call 10/15/23)	25	23,333
Ingevity Corp., 3.88%, 11/01/28 (Call 11/01/23)(b)	40	36,320
International Flavors & Fragrances Inc.
1.23%, 10/01/25 (Call 09/01/25)(b)	170	156,119
1.83%, 10/15/27 (Call 08/15/27)(b)	90	79,356
2.30%, 11/01/30 (Call 08/01/30)(b)	169	143,378
3.27%, 11/15/40 (Call 05/15/40)(b)	87	70,120
3.47%, 12/01/50 (Call 06/01/50)(b)(c)	81	63,453
4.38%, 06/01/47 (Call 12/01/46)	105	93,622
4.45%, 09/26/28 (Call 06/26/28)	15	15,045
5.00%, 09/26/48 (Call 03/26/48)	50	49,426
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	34	27,771
2.00%, 08/10/50 (Call 02/10/50)	60	39,691
2.65%, 02/05/25 (Call 11/05/24)	35	34,667
3.20%, 01/30/26 (Call 10/30/25)	90	90,210
3.55%, 11/07/42 (Call 05/07/42)	50	45,492
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	20	19,865
5.13%, 10/15/27 (Call 04/15/27)	70	67,729
5.25%, 12/15/29 (Call 09/15/29)	50	47,947
5.65%, 12/01/44 (Call 06/01/44)	20	15,990
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)	119	109,461
3.00%, 04/01/25 (Call 01/01/25)	20	19,794
3.95%, 05/13/50 (Call 11/13/49)	65	59,017
4.00%, 12/15/26 (Call 09/15/26)	15	15,154
4.13%, 03/15/35 (Call 09/15/34)	50	47,951
4.20%, 04/01/29 (Call 01/01/29)	55	55,030
4.90%, 06/01/43 (Call 12/01/42)	30	30,605
5.00%, 04/01/49 (Call 10/01/48)	51	53,191
5.25%, 01/15/45 (Call 07/15/44)	74	77,633
5.63%, 12/01/40	5	5,494
5.88%, 12/01/36	30	33,801
OCI NV, 4.63%, 10/15/25 (Call 10/15/22)(b)	40	39,998
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	40	36,509
2.40%, 08/15/24 (Call 07/15/24)(c)	15	14,760
2.55%, 06/15/30 (Call 03/15/30)	150	135,588
3.75%, 03/15/28 (Call 12/15/27)	169	169,723
SABIC Capital II BV, 4.50%, 10/10/28(d)	200	204,074
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	210	177,467
2.30%, 05/15/30 (Call 02/15/30)	35	30,437
2.90%, 03/15/52 (Call 09/15/51)	60	43,836
2.95%, 08/15/29 (Call 05/15/29)	15	13,851
3.30%, 05/15/50 (Call 11/15/49)	30	23,616
3.45%, 08/01/25 (Call 05/01/25)	10	9,967

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Chemicals (continued)
3.45%, 06/01/27 (Call 03/01/27)	$64	$62,822
3.80%, 08/15/49 (Call 02/15/49)	65	55,842
4.50%, 06/01/47 (Call 12/01/46)	100	96,049
4.55%, 08/01/45 (Call 02/01/45)	16	14,916
Solvay Finance America LLC, 4.45%, 12/03/25 (Call 09/03/25)(b)	70	70,647
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
5.13%, 04/01/29 (Call 04/01/24)(b)(c)	50	42,510
5.38%, 09/01/25 (Call 07/01/22)(b)	45	42,926
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(b)	90	82,615
Yara International ASA
3.15%, 06/04/30 (Call 03/04/30)(b)	105	91,267
3.80%, 06/06/26 (Call 03/06/26)(b)	15	14,676
4.75%, 06/01/28 (Call 03/01/28)(b)	205	202,780
		4,710,559
Commercial Services — 0.9%
ADT Security Corp. (The)
4.13%, 06/15/23	55	55,312
4.13%, 08/01/29 (Call 08/01/28)(b)	80	71,475
4.88%, 07/15/32(b)	80	69,802
AMN Healthcare Inc.
4.00%, 04/15/29 (Call 04/15/24)(b)(c)	35	31,880
4.63%, 10/01/27 (Call 10/01/22)(b)	30	28,882
APi Escrow Corp., 4.75%, 10/15/29 (Call 10/15/24)(b)	30	26,400
APi Group DE Inc., 4.13%, 07/15/29 (Call 07/15/24)(b)	41	35,314
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(b)(c)	85	71,986
6.75%, 02/15/27 (Call 02/15/23)(b)(c)	45	45,392
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(b)	55	51,458
Ashtead Capital Inc.
2.45%, 08/12/31 (Call 05/12/31)(b)	15	12,085
4.25%, 11/01/29 (Call 11/01/24)(b)	5	4,725
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	111	92,602
1.70%, 05/15/28 (Call 03/15/28)	42	38,288
3.38%, 09/15/25 (Call 06/15/25)	227	229,803
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(b)(c)	35	31,830
5.38%, 03/01/29 (Call 03/01/24)(b)(c)	50	45,724
5.75%, 07/15/27 (Call 07/15/22)(b)	80	77,161
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	130	115,829
3.88%, 08/15/30 (Call 05/15/30)	5	4,668
5.25%, 10/01/25 (Call 07/01/25)	25	25,877
Block Inc.
2.75%, 06/01/26 (Call 05/01/26)(b)	95	87,626
3.50%, 06/01/31 (Call 03/01/31)(b)	80	68,613
Carriage Services Inc., 4.25%, 05/15/29 (Call 05/15/24)(b)	30	25,449
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	135	135,925
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(b)(c)	40	35,430
Element Fleet Management Corp.
1.60%, 04/06/24 (Call 03/06/24)(b)	142	136,607
3.85%, 06/15/25 (Call 05/15/25)(b)	37	36,940
ERAC USA Finance LLC
2.70%, 11/01/23 (Call 09/01/23)(b)	49	48,668
3.30%, 12/01/26 (Call 09/01/26)(b)	325	316,277
3.80%, 11/01/25 (Call 08/01/25)(b)	67	67,098
3.85%, 11/15/24 (Call 08/15/24)(b)	55	55,389
4.20%, 11/01/46 (Call 05/01/46)(b)	47	41,099
Security	Par (000)	Value
Commercial Services (continued)
4.50%, 02/15/45 (Call 08/15/44)(b)	$70	$63,076
6.70%, 06/01/34(b)	5	5,789
7.00%, 10/15/37(b)	20	24,145
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(b)	50	46,194
3.75%, 10/01/30 (Call 10/01/25)(b)	50	46,350
4.50%, 07/01/28 (Call 07/01/23)(b)	55	53,528
Graham Holdings Co., 5.75%, 06/01/26 (Call 06/13/22)(b)	25	25,245
Grand Canyon University
4.13%, 10/01/24	35	34,089
5.13%, 10/01/28 (Call 08/01/28)	40	38,410
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)(b)	175	155,150
2.65%, 07/15/31 (Call 04/15/31)(b)	35	28,581
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(b)	101	101,232
Hertz Corp. (The)
4.63%, 12/01/26 (Call 12/01/23)(b)	45	41,233
5.00%, 12/01/29 (Call 12/01/24)(b)	80	70,156
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/22)(b)	45	43,202
MoneyGram International Inc., 5.38%, 08/01/26 (Call 08/01/23)(b)	25	25,057
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)(c)	190	160,223
2.55%, 08/18/60 (Call 02/18/60)	82	53,119
3.10%, 11/29/61 (Call 05/29/61)	35	25,468
3.25%, 01/15/28 (Call 10/15/27)	12	11,589
3.25%, 05/20/50 (Call 11/20/49)	46	35,815
3.75%, 03/24/25 (Call 02/24/25)	40	40,325
3.75%, 02/25/52 (Call 08/25/51)	35	29,629
4.25%, 02/01/29 (Call 11/01/28)	2	2,013
4.88%, 02/15/24 (Call 11/15/23)	29	29,796
4.88%, 12/17/48 (Call 06/17/48)	19	19,059
5.25%, 07/15/44	77	80,795
Nielsen Co. Luxembourg SARL (The), 5.00%, 02/01/25 (Call 07/01/22)(b)	35	34,762
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 07/15/29 (Call 07/15/24)(b)	45	42,781
4.75%, 07/15/31 (Call 07/15/26)(b)	50	47,888
5.63%, 10/01/28 (Call 10/01/23)(b)	80	79,371
5.88%, 10/01/30 (Call 10/01/25)(b)	60	59,174
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	59	56,392
2.30%, 06/01/30 (Call 03/01/30)	74	65,307
2.40%, 10/01/24 (Call 09/01/24)	76	75,226
2.65%, 10/01/26 (Call 08/01/26)	95	92,156
2.85%, 10/01/29 (Call 07/01/29)	84	78,033
3.25%, 06/01/50 (Call 12/01/49)(c)	87	68,882
4.40%, 06/01/32 (Call 03/01/32)	200	202,798
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(b)(c)	80	72,124
5.25%, 04/15/24(b)	55	55,077
5.75%, 04/15/26(b)	115	113,826
6.25%, 01/15/28 (Call 01/15/23)(b)	110	101,368
PROG Holdings Inc., 6.00%, 11/15/29 (Call 11/15/24)(b)(c)	50	44,338
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)	85	68,773
2.90%, 10/01/30 (Call 07/01/30)	46	39,990
3.05%, 10/01/41 (Call 04/01/41)	95	70,040
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	55	50,150

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Commercial Services (continued)
4.00%, 03/18/29 (Call 12/18/28)	$157	$156,086
Rent-A-Center Inc./TX, 6.38%, 02/15/29 (Call 02/15/24)(b)	35	30,645
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 07/01/22)(b)	35	35,118
RR Donnelley & Sons Co.
6.13%, 11/01/26 (Call 11/01/23)(b)	30	28,201
8.25%, 07/01/27 (Call 07/01/23)(c)(g)	35	34,617
8.50%, 04/15/29(b)	26	38,270
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	34	27,725
2.30%, 08/15/60 (Call 02/15/60)	90	57,812
2.45%, 03/01/27 (Call 02/01/27)(b)	30	28,505
2.50%, 12/01/29 (Call 09/01/29)	15	13,569
2.70%, 03/01/29 (Call 01/01/29)(b)	100	92,959
2.90%, 03/01/32 (Call 12/01/31)(b)	50	45,696
2.95%, 01/22/27 (Call 10/22/26)	12	11,690
3.25%, 12/01/49 (Call 06/01/49)	71	58,767
3.70%, 03/01/52 (Call 09/01/51)(b)	20	17,937
4.25%, 05/01/29 (Call 02/01/29)(b)	40	40,613
4.75%, 08/01/28 (Call 05/01/28)(b)	50	52,089
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	60	52,547
4.00%, 05/15/31 (Call 05/15/26)	60	55,850
4.63%, 12/15/27 (Call 12/15/22)	40	39,842
5.13%, 06/01/29 (Call 06/01/24)	60	60,262
7.50%, 04/01/27	45	48,808
Sodexo Inc.
1.63%, 04/16/26 (Call 03/16/26)(b)	130	118,738
2.72%, 04/16/31 (Call 01/16/31)(b)	10	8,593
Sotheby’s, 7.38%, 10/15/27 (Call 10/15/22)(b)	50	49,225
Sotheby’s/Bidfair Holdings Inc., 5.88%, 06/01/29 (Call 06/01/24)(b)	30	26,390
Transurban Finance Co. Pty Ltd.
2.45%, 03/16/31 (Call 12/16/30)(b)	42	35,240
3.38%, 03/22/27 (Call 12/22/26)(b)	93	90,142
4.13%, 02/02/26 (Call 11/02/25)(b)	7	7,019
TriNet Group Inc., 3.50%, 03/01/29 (Call 03/01/24)(b)	35	31,190
Triton Container International Ltd.
0.80%, 08/01/23(b)	95	91,842
1.15%, 06/07/24 (Call 05/07/24)(b)	75	70,879
2.05%, 04/15/26 (Call 03/15/26)(b)	157	142,270
3.15%, 06/15/31 (Call 03/15/31)(b)	75	63,519
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32 (Call 12/15/31)	10	8,539
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)	60	53,914
3.88%, 11/15/27 (Call 11/15/22)(c)	36	34,685
3.88%, 02/15/31 (Call 08/15/25)	80	72,657
4.00%, 07/15/30 (Call 07/15/25)(c)	50	46,440
4.88%, 01/15/28 (Call 01/15/23)	150	149,599
5.25%, 01/15/30 (Call 01/15/25)	60	60,153
5.50%, 05/15/27 (Call 07/01/22)(c)	44	44,352
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	34	27,471
4.00%, 06/15/25 (Call 03/15/25)	80	80,689
4.13%, 03/15/29 (Call 12/15/28)	70	69,096
5.50%, 06/15/45 (Call 12/15/44)	37	38,511
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(b)	50	47,496
WW International Inc., 4.50%, 04/15/29 (Call 04/15/24)(b)(c)	45	31,865
Security	Par (000)	Value
Commercial Services (continued)
ZipRecruiter Inc., 5.00%, 01/15/30 (Call 01/15/25)(b)	$50	$47,142
		7,604,602
Computers — 0.5%
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (Call 09/01/23)(b)	55	51,406
4.00%, 07/01/29 (Call 07/01/24)(b)(c)	50	47,511
CGI Inc.
1.45%, 09/14/26 (Call 08/14/26)(b)	65	58,359
2.30%, 09/14/31 (Call 06/14/31)(b)	100	81,954
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 02/15/24)(c)	60	54,437
Dell Inc.
6.50%, 04/15/38	45	46,621
7.10%, 04/15/28	20	22,120
Dell International LLC/EMC Corp.
3.45%, 12/15/51 (Call 06/15/51)(b)	105	76,018
4.00%, 07/15/24 (Call 06/15/24)	22	22,260
4.90%, 10/01/26 (Call 08/01/26)(c)	52	53,159
5.30%, 10/01/29 (Call 07/01/29)	105	106,960
5.45%, 06/15/23 (Call 04/15/23)	23	23,464
5.85%, 07/15/25 (Call 06/15/25)	97	102,081
6.02%, 06/15/26 (Call 03/15/26)	149	157,648
6.10%, 07/15/27 (Call 05/15/27)	67	71,684
6.20%, 07/15/30 (Call 04/15/30)	64	68,781
8.10%, 07/15/36 (Call 01/15/36)	116	140,612
8.35%, 07/15/46 (Call 01/15/46)	91	120,652
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 07/01/22)(c)	40	20,494
9.38%, 07/15/25 (Call 07/15/22)(b)(c)	50	37,996
DXC Technology Co.
1.80%, 09/15/26 (Call 08/15/26)	40	36,027
2.38%, 09/15/28 (Call 07/15/28)	45	39,608
Exela Intermediate LLC/Exela Finance Inc., 11.50%, 07/15/26 (Call 12/01/22)(b)	40	14,192
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	22	19,726
2.20%, 03/15/31 (Call 12/15/30)	67	55,870
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	63	61,220
1.75%, 04/01/26 (Call 03/01/26)	75	69,651
4.45%, 10/02/23 (Call 09/02/23)	82	83,597
4.90%, 10/15/25 (Call 07/15/25)	54	55,972
6.20%, 10/15/35 (Call 04/15/35)	114	126,114
6.35%, 10/15/45 (Call 04/15/45)	156	168,316
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)(c)	200	180,592
2.20%, 06/17/25 (Call 05/17/25)	90	85,996
2.65%, 06/17/31 (Call 03/17/31)	27	22,604
3.00%, 06/17/27 (Call 04/17/27)	70	66,254
3.40%, 06/17/30 (Call 03/17/30)	142	128,821
6.00%, 09/15/41	71	75,289
Lenovo Group Ltd., 3.42%, 11/02/30 (Call 08/02/30)(d)	200	174,320
NCR Corp.
5.00%, 10/01/28 (Call 10/01/23)(b)	55	51,954
5.13%, 04/15/29 (Call 04/15/24)(b)	110	104,922
5.25%, 10/01/30 (Call 10/01/25)(b)(c)	37	34,330
5.75%, 09/01/27 (Call 09/01/22)(b)	30	29,111
6.13%, 09/01/29 (Call 09/01/24)(b)(c)	50	48,146
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	80	75,795
2.70%, 06/22/30 (Call 03/22/30)	62	54,283

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Computers (continued)
3.30%, 09/29/24 (Call 07/29/24)	$15	$15,000
Seagate HDD Cayman
3.13%, 07/15/29 (Call 01/15/24)	40	35,064
3.38%, 07/15/31 (Call 01/15/26)	45	38,705
4.09%, 06/01/29 (Call 03/01/29)	30	28,368
4.13%, 01/15/31 (Call 10/15/30)	35	32,202
4.75%, 06/01/23	50	50,685
4.75%, 01/01/25	35	36,105
4.88%, 03/01/24 (Call 01/01/24)	45	46,242
4.88%, 06/01/27 (Call 03/01/27)	40	40,566
5.75%, 12/01/34 (Call 06/01/34)	40	38,832
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	52	44,559
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(b)	35	32,583
Virtusa Corp., 7.13%, 12/15/28 (Call 12/15/23)(b)	31	26,119
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	60	51,484
3.10%, 02/01/32 (Call 11/01/31)	75	60,996
4.75%, 02/15/26 (Call 11/15/25)	185	184,987
		3,989,424
Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co.
3.70%, 08/01/47 (Call 02/01/47)	79	74,140
4.00%, 08/15/45	42	40,497
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(b)	40	36,392
5.50%, 06/01/28 (Call 06/01/23)(b)	70	68,212
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)	15	12,924
2.00%, 12/01/24 (Call 11/01/24)	87	85,301
2.38%, 12/01/29 (Call 09/01/29)	69	62,844
2.60%, 04/15/30 (Call 01/15/30)	165	151,432
3.13%, 12/01/49 (Call 06/01/49)	45	36,953
3.15%, 03/15/27 (Call 12/15/26)	63	62,519
4.15%, 03/15/47 (Call 09/15/46)	65	62,893
4.38%, 06/15/45 (Call 12/15/44)	30	29,483
6.00%, 05/15/37	15	17,652
		741,242
Distribution & Wholesale — 0.1%
Avient Corp., 5.75%, 05/15/25 (Call 07/01/22)(b)	55	55,774
Ferguson Finance PLC
3.25%, 06/02/30 (Call 03/02/30)(b)	30	26,838
4.50%, 10/24/28 (Call 07/24/28)(b)	35	34,763
IAA Inc., 5.50%, 06/15/27 (Call 07/01/22)(b)(c)	35	33,903
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 07/01/22)(b)	105	105,292
Resideo Funding Inc., 4.00%, 09/01/29 (Call 09/01/24)(b)	20	17,000
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	220	212,593
3.75%, 05/15/46 (Call 11/15/45)	100	88,311
4.20%, 05/15/47 (Call 11/15/46)	35	33,054
4.60%, 06/15/45 (Call 12/15/44)	12	11,940
		619,468
Diversified Financial Services — 2.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15%, 10/29/23	45	43,243
1.75%, 01/30/26 (Call 12/30/25)	160	143,059
2.45%, 10/29/26 (Call 09/29/26)	5	4,479
2.88%, 08/14/24 (Call 07/14/24)	175	169,234
3.00%, 10/29/28 (Call 08/29/28)	200	175,266
Security	Par (000)	Value
Diversified Financial Services (continued)
3.15%, 02/15/24 (Call 01/15/24)	$150	$146,286
3.30%, 01/30/32 (Call 10/30/31)	165	139,404
3.40%, 10/29/33 (Call 07/29/33)	150	124,872
3.65%, 07/21/27 (Call 04/21/27)	120	112,699
3.85%, 10/29/41 (Call 04/29/41)	150	117,091
3.88%, 01/23/28 (Call 10/23/27)	200	186,006
4.45%, 10/01/25 (Call 08/01/25)	200	198,070
4.45%, 04/03/26 (Call 02/03/26)	210	205,739
4.50%, 09/15/23 (Call 08/15/23)	215	216,507
4.63%, 10/15/27 (Call 08/15/27)	160	154,990
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	100	92,456
3.50%, 08/01/25	35	35,162
4.25%, 02/15/24	70	71,212
AIG Global Funding
0.45%, 12/08/23(b)	10	9,599
0.65%, 06/17/24(b)	75	71,195
0.90%, 09/22/25(b)	95	86,798
Air Lease Corp.
0.80%, 08/18/24 (Call 07/18/24)	30	27,968
1.88%, 08/15/26 (Call 07/15/26)	130	116,193
2.10%, 09/01/28 (Call 07/01/28)	25	21,306
2.88%, 01/15/26 (Call 12/15/25)(c)	15	14,157
2.88%, 01/15/32 (Call 10/15/31)	115	95,234
3.00%, 02/01/30 (Call 11/01/29)	115	98,274
3.13%, 12/01/30 (Call 09/01/30)	105	89,981
3.25%, 03/01/25 (Call 01/01/25)	50	48,623
3.25%, 10/01/29 (Call 07/01/29)	105	92,080
3.38%, 07/01/25 (Call 06/01/25)	95	92,175
3.63%, 04/01/27 (Call 01/01/27)	5	4,757
3.75%, 06/01/26 (Call 04/01/26)	10	9,672
3.88%, 07/03/23 (Call 06/03/23)	5	5,021
4.25%, 09/15/24 (Call 06/15/24)	5	5,011
4.63%, 10/01/28 (Call 07/01/28)	45	43,587
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	140	137,057
2.20%, 11/02/28 (Call 09/02/28)(c)	20	17,239
3.05%, 06/05/23 (Call 05/05/23)	110	110,034
3.88%, 05/21/24 (Call 04/21/24)	120	120,739
4.63%, 03/30/25	75	76,346
5.13%, 09/30/24	105	108,592
5.75%, 11/20/25 (Call 10/21/25)(c)	75	77,386
5.80%, 05/01/25 (Call 04/01/25)	164	171,933
8.00%, 11/01/31	250	293,060
American Express Co.
0.75%, 11/03/23	10	9,738
1.65%, 11/04/26 (Call 10/04/26)	15	13,825
2.50%, 07/30/24 (Call 06/30/24)	60	59,288
3.00%, 10/30/24 (Call 09/29/24)	175	174,645
3.13%, 05/20/26 (Call 04/20/26)	80	79,015
3.30%, 05/03/27 (Call 04/03/27)	159	155,696
3.40%, 02/22/24 (Call 01/22/24)	120	120,822
3.63%, 12/05/24 (Call 11/04/24)	39	39,354
3.70%, 08/03/23 (Call 07/03/23)	126	127,744
4.05%, 12/03/42	255	238,430
4.20%, 11/06/25 (Call 10/06/25)	120	123,481
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	20	19,618
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	95	92,512

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Diversified Financial Services (continued)
3.00%, 04/02/25 (Call 03/02/25)	$50	$49,578
3.70%, 10/15/24	70	70,921
4.00%, 10/15/23	196	199,160
Aviation Capital Group LLC
1.95%, 01/30/26 (Call 12/30/25)(b)(c)	175	156,691
1.95%, 09/20/26 (Call 08/20/26)(b)	45	39,396
3.50%, 11/01/27 (Call 07/01/27)(b)	80	73,330
4.13%, 08/01/25 (Call 06/01/25)(b)	120	117,098
4.38%, 01/30/24 (Call 12/30/23)(b)	95	94,585
4.88%, 10/01/25 (Call 07/01/25)(b)	86	85,561
5.50%, 12/15/24 (Call 11/15/24)(b)	75	76,387
B3 S.A. Brasil Bolsa Balcao, 4.13%, 09/20/31(d)	200	173,062
Bocom Leasing Management Hong Kong Co. Ltd., 1.13%, 06/18/24(d)	200	190,956
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	25	25,031
CCBL Cayman 1 Corp. Ltd., 1.60%, 09/15/26 (Call 08/15/26)(d)	200	180,890
CDBL Funding 1, 3.50%, 10/24/27(d)	200	192,680
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	20	18,258
1.15%, 05/13/26 (Call 04/13/26)	40	36,680
1.65%, 03/11/31 (Call 12/11/30)	210	172,885
1.95%, 12/01/31 (Call 09/01/31)	45	37,528
2.00%, 03/20/28 (Call 01/20/28)	65	59,344
2.30%, 05/13/31 (Call 02/13/31)	15	13,034
2.75%, 10/01/29 (Call 07/01/29)	80	73,554
3.00%, 03/10/25 (Call 12/10/24)	5	4,978
3.20%, 03/02/27 (Call 12/02/26)	55	54,306
3.20%, 01/25/28 (Call 10/25/27)	189	184,337
3.25%, 05/22/29 (Call 02/22/29)	40	38,208
3.30%, 04/01/27 (Call 01/01/27)	20	19,803
3.45%, 02/13/26 (Call 11/13/25)	35	35,024
3.55%, 02/01/24 (Call 01/01/24)	65	65,659
3.85%, 05/21/25 (Call 03/21/25)	55	56,014
4.00%, 02/01/29 (Call 11/01/28)	10	10,053
4.20%, 03/24/25 (Call 02/24/25)	95	97,507
4.63%, 03/22/30 (Call 12/22/29)	75	77,751
China Development Bank Financial Leasing Co. Ltd., 2.88%, 09/28/30 (Call 09/28/25)(a)(d)	200	191,710
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	35	29,001
4.10%, 06/15/51 (Call 12/15/50)	125	92,067
CICC Hong Kong Finance 2016 MTN Ltd., 2.00%, 01/26/26(d)	200	188,198
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)	110	110,074
3.75%, 06/15/28 (Call 03/15/28)	60	60,354
4.15%, 06/15/48 (Call 12/15/47)	15	14,696
5.30%, 09/15/43 (Call 03/15/43)	65	72,650
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(b)(c)	85	62,189
3.63%, 10/01/31 (Call 10/01/26)(b)	90	60,815
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)	80	79,374
4.50%, 01/30/26 (Call 11/30/25)	255	257,695
Eaton Vance Corp.
3.50%, 04/06/27 (Call 01/06/27)	15	14,666
3.63%, 06/15/23	35	35,294
Franklin Resources Inc.
1.60%, 10/30/30 (Call 07/30/30)	95	76,693
Security	Par (000)	Value
Diversified Financial Services (continued)
2.85%, 03/30/25	$55	$54,403
2.95%, 08/12/51 (Call 02/12/51)	50	36,281
Haitong International Securities Group Ltd., 3.38%, 07/19/24(d)	200	198,910
ICBCIL Finance Co. Ltd.
1.75%, 08/25/25(d)	200	188,844
1.75%, 08/02/26(d)	200	183,132
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	85	69,002
2.10%, 06/15/30 (Call 03/15/30)	150	129,904
2.65%, 09/15/40 (Call 03/15/40)	92	70,928
3.00%, 06/15/50 (Call 12/15/49)	110	83,539
3.00%, 09/15/60 (Call 03/15/60)	75	52,976
3.10%, 09/15/27 (Call 06/15/27)	104	100,471
3.45%, 09/21/23 (Call 06/12/22)	40	40,605
3.75%, 12/01/25 (Call 09/01/25)	115	116,120
3.75%, 09/21/28 (Call 06/21/28)	35	34,756
4.00%, 10/15/23	150	153,072
4.25%, 09/21/48 (Call 03/21/48)	180	166,351
4.60%, 03/15/33 (Call 12/15/32)	200	204,532
Intercorp Financial Services Inc., 4.13%, 10/19/27 (Call 07/19/27)(d)	200	183,024
Invesco Finance PLC
3.75%, 01/15/26	64	63,986
4.00%, 01/30/24	139	140,871
5.38%, 11/30/43	30	30,719
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	50	51,352
Legg Mason Inc.
4.75%, 03/15/26	80	83,021
5.63%, 01/15/44	64	69,139
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(b)	70	64,844
4.38%, 05/15/31 (Call 05/15/26)(b)	30	27,003
4.63%, 11/15/27 (Call 11/15/22)(b)	30	29,269
LSEGA Financing PLC
0.65%, 04/06/24 (Call 03/06/24)(b)	190	180,622
1.38%, 04/06/26 (Call 03/06/26)(b)	15	13,651
2.00%, 04/06/28 (Call 02/06/28)(b)	335	298,837
2.50%, 04/06/31 (Call 01/06/31)(b)	25	21,920
3.20%, 04/06/41 (Call 10/06/40)(b)	20	16,355
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	37	32,483
2.00%, 03/03/25 (Call 02/03/25)	75	73,301
2.00%, 11/18/31 (Call 08/18/31)	25	21,682
2.95%, 11/21/26 (Call 08/21/26)	64	63,434
2.95%, 06/01/29 (Call 03/01/29)	79	75,916
2.95%, 03/15/51 (Call 09/15/50)	67	54,293
3.30%, 03/26/27 (Call 01/26/27)	77	77,115
3.35%, 03/26/30 (Call 12/26/29)	139	135,866
3.38%, 04/01/24	199	201,702
3.50%, 02/26/28 (Call 11/26/27)	60	60,113
3.65%, 06/01/49 (Call 12/01/48)	70	64,527
3.80%, 11/21/46 (Call 05/21/46)	44	41,243
3.85%, 03/26/50 (Call 09/26/49)	114	108,048
3.95%, 02/26/48 (Call 08/26/47)	52	49,389
Mitsubishi HC Capital Inc.
3.64%, 04/13/25 (Call 03/13/25)(b)	10	9,983
3.97%, 04/13/30 (Call 01/13/30)(b)	10	9,903

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Diversified Financial Services (continued)
Morgan Stanley Domestic Holdings Inc.
3.80%, 08/24/27 (Call 05/24/27)	$65	$64,112
4.50%, 06/20/28 (Call 03/20/28)	145	147,108
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	100	80,693
2.50%, 12/21/40 (Call 06/21/40)	76	54,222
3.25%, 04/28/50 (Call 10/28/49)	60	45,287
3.85%, 06/30/26 (Call 03/30/26)(c)	130	130,896
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(b)(c)	52	46,711
5.50%, 08/15/28 (Call 08/15/23)(b)	85	80,219
5.75%, 11/15/31 (Call 11/15/26)(b)	40	36,714
6.00%, 01/15/27 (Call 01/15/23)(b)	50	48,565
Nomura Holdings Inc.
1.65%, 07/14/26	190	171,123
1.85%, 07/16/25	340	317,733
2.60%, 01/16/25	115	111,563
2.61%, 07/14/31	200	166,718
3.10%, 01/16/30	200	178,068
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	50	42,059
5.38%, 10/15/25 (Call 10/15/22)(b)	50	48,509
5.75%, 09/15/31 (Call 09/15/26)(b)	40	34,688
PRA Group Inc.
5.00%, 10/01/29 (Call 10/01/24)(b)	45	40,518
7.38%, 09/01/25 (Call 09/01/22)(b)	30	30,301
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)(c)	36	31,057
4.65%, 04/01/30 (Call 01/01/30)	106	107,604
4.95%, 07/15/46	5	5,085
Shinhan Card Co. Ltd., 1.38%, 10/19/25(d)	200	185,930
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)	40	37,097
4.20%, 10/29/25 (Call 09/29/25)	40	39,468
State Elite Global Ltd., 1.50%, 09/29/26(d)	200	184,722
StoneX Group Inc., 8.63%, 06/15/25 (Call 07/01/22)(b)	35	36,073
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	25	20,337
3.70%, 08/04/26 (Call 05/04/26)	10	9,655
3.95%, 12/01/27 (Call 09/01/27)	60	57,301
4.25%, 08/15/24 (Call 05/15/24)	15	14,995
4.38%, 03/19/24 (Call 02/19/24)	300	302,445
4.50%, 07/23/25 (Call 04/23/25)	115	114,884
5.15%, 03/19/29 (Call 12/19/28)(c)	119	118,009
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	110	97,641
1.10%, 02/15/31 (Call 11/15/30)	90	73,898
1.90%, 04/15/27 (Call 02/15/27)	122	115,085
2.00%, 08/15/50 (Call 02/15/50)	147	101,021
2.05%, 04/15/30 (Call 01/15/30)(c)	102	91,641
2.70%, 04/15/40 (Call 10/15/39)(c)	79	66,556
2.75%, 09/15/27 (Call 06/15/27)	5	4,891
3.15%, 12/14/25 (Call 09/14/25)	427	428,482
3.65%, 09/15/47 (Call 03/15/47)	102	93,977
4.15%, 12/14/35 (Call 06/14/35)	100	103,013
4.30%, 12/14/45 (Call 06/14/45)	322	328,826
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	140	126,907
2.75%, 03/15/31 (Call 12/15/30)	75	63,393
2.85%, 01/10/25 (Call 12/10/24)	92	89,717
Security	Par (000)	Value
Diversified Financial Services (continued)
4.25%, 06/09/23 (Call 05/09/23)	$30	$30,328
6.20%, 11/17/36	85	89,143
		19,042,110
Electric — 0.4%
Adani Green Energy Ltd., 4.38%, 09/08/24(d)	200	189,024
American Transmission Systems Inc.
2.65%, 01/15/32 (Call 10/15/31)(b)(c)	225	196,162
5.00%, 09/01/44 (Call 03/01/44)(b)	50	49,635
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	100	87,691
3.95%, 03/01/48 (Call 09/01/47)	45	42,102
4.50%, 04/01/44 (Call 10/01/43)	85	85,030
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	15	14,653
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	70	68,725
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	45	35,383
Series AE, 2.35%, 04/01/31 (Call 01/01/31)	60	53,317
Series AG, 3.00%, 03/01/32 (Call 12/01/31)	25	23,386
Series K2, 6.95%, 03/15/33	10	12,117
Cleveland Electric Illuminating Co. (The), 4.55%, 11/15/30 (Call 08/15/30)(b)	100	101,265
Consorcio Transmantaro SA, 4.70%, 04/16/34(d)	200	188,094
FirstEnergy Transmission LLC
2.87%, 09/15/28 (Call 07/15/28)(b)	85	75,381
4.35%, 01/15/25 (Call 10/15/24)(b)	45	45,718
4.55%, 04/01/49 (Call 10/01/48)(b)	35	29,899
5.45%, 07/15/44 (Call 01/15/44)(b)	25	23,880
ITC Holdings Corp.
2.95%, 05/14/30 (Call 02/14/30)(b)	81	72,966
3.25%, 06/30/26 (Call 03/30/26)	65	63,340
3.35%, 11/15/27 (Call 08/15/27)	140	135,999
3.65%, 06/15/24 (Call 03/15/24)	43	43,070
5.30%, 07/01/43 (Call 01/01/43)	45	46,807
Jersey Central Power & Light Co., 2.75%, 03/01/32 (Call 12/01/31)(b)	20	17,513
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (Call 02/15/28)(b)	80	79,078
National Rural Utilities Cooperative Finance Corp.
4.30%, 03/15/49 (Call 09/15/48)	50	48,140
4.40%, 11/01/48 (Call 05/01/48)	50	48,550
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	105	92,732
4.15%, 04/01/48 (Call 10/01/47)	50	45,271
Series P, 2.60%, 04/01/30 (Call 01/01/30)	70	62,996
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	50	40,984
Series R, 2.90%, 10/01/51 (Call 04/01/51)	15	11,124
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51 (Call 05/15/51)	5	3,777
2.75%, 05/15/30 (Call 02/15/30)	105	97,225
2.95%, 04/01/25 (Call 01/01/25)	30	29,687
3.10%, 09/15/49 (Call 03/15/49)	146	118,661
3.70%, 11/15/28 (Call 08/15/28)	6	5,983
3.70%, 05/15/50 (Call 11/15/49)	5	4,497
3.75%, 04/01/45 (Call 10/01/44)	60	53,749
3.80%, 09/30/47 (Call 03/30/47)	15	13,589
3.80%, 06/01/49 (Call 12/01/48)	100	90,898
4.10%, 11/15/48 (Call 05/15/48)	20	18,913
4.55%, 12/01/41 (Call 06/01/41)	5	5,009
5.25%, 09/30/40	25	27,450
Pennsylvania Electric Co., 3.60%, 06/01/29 (Call 03/01/29)(b)	10	9,607

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electric (continued)
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	$65	$65,671
4.15%, 03/15/43 (Call 09/15/42)	102	95,624
PPL Electric Utilities Corp.
3.95%, 06/01/47 (Call 12/01/46)	65	59,504
4.13%, 06/15/44 (Call 12/15/43)	75	69,626
4.15%, 06/15/48 (Call 12/15/47)	60	56,733
6.25%, 05/15/39	25	29,420
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/28 (Call 10/14/23)(d)	200	174,138
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38 (Call 10/14/29)(d)	200	180,434
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25 (Call 03/01/25)(b)	10	9,973
		3,350,200
Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	45	36,880
EnerSys, 4.38%, 12/15/27 (Call 09/15/27)(b)(c)	65	59,140
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 07/01/22)(b)	110	114,316
7.25%, 06/15/28 (Call 06/15/23)(b)	90	94,533
		304,869
Electronics — 0.4%
AAC Technologies Holdings Inc.
2.63%, 06/02/26 (Call 05/02/26)(d)	200	176,494
3.00%, 11/27/24 (Call 11/27/22)(d)	200	189,254
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	90	75,892
2.30%, 03/12/31 (Call 12/12/30)	30	25,327
2.75%, 09/15/29 (Call 06/15/29)	50	44,931
3.05%, 09/22/26 (Call 06/22/26)	74	72,316
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	32	28,975
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	135	132,628
3.55%, 10/01/27 (Call 07/01/27)	10	9,492
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	22	21,188
2.20%, 09/15/31 (Call 06/15/31)	5	4,195
2.80%, 02/15/30 (Call 11/15/29)	70	63,048
3.20%, 04/01/24 (Call 02/01/24)	30	29,965
4.35%, 06/01/29 (Call 03/01/29)	90	90,779
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(b)	40	36,476
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	90	76,792
4.63%, 04/15/26 (Call 01/15/26)	80	80,655
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	50	49,066
4.88%, 06/15/29 (Call 03/15/29)	89	88,850
4.88%, 05/12/30 (Call 02/12/30)	126	124,231
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	192	186,422
4.30%, 06/15/46 (Call 12/15/45)	57	52,090
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	7	6,025
3.35%, 03/01/26 (Call 12/01/25)	20	19,681
3.50%, 02/15/28 (Call 11/15/27)	22	21,622
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	192	174,559
3.00%, 01/15/31 (Call 10/15/30)	35	30,359
Security	Par (000)	Value
Electronics (continued)
3.60%, 01/15/30 (Call 10/15/29)	$35	$32,038
3.95%, 01/12/28 (Call 10/12/27)	22	21,590
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	52	47,285
4.55%, 10/30/24 (Call 07/30/24)	97	99,016
4.60%, 04/06/27 (Call 01/06/27)	45	45,930
Sensata Technologies BV
4.00%, 04/15/29 (Call 04/15/24)(b)	110	104,802
4.88%, 10/15/23(b)	35	35,133
5.00%, 10/01/25(b)	46	46,387
5.63%, 11/01/24(b)	70	71,446
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	50	44,742
4.38%, 02/15/30 (Call 11/15/29)(b)	35	33,250
TD SYNNEX Corp.
1.25%, 08/09/24 (Call 08/09/22)(b)	10	9,410
1.75%, 08/09/26 (Call 07/09/26)(b)	220	196,128
2.65%, 08/09/31 (Call 05/09/31)(b)	10	8,225
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	122	122,926
4.75%, 12/01/24 (Call 09/01/24)	35	35,670
4.90%, 06/15/28 (Call 03/15/28)	72	72,804
TTM Technologies Inc., 4.00%, 03/01/29 (Call 03/01/24)(b)	35	31,140
Tyco Electronics Group SA, 3.13%, 08/15/27 (Call 05/15/27)	55	53,752
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)	84	74,770
2.40%, 04/01/28 (Call 02/01/28)	45	38,482
2.95%, 04/01/31 (Call 01/01/31)	148	124,542
		3,260,780
Energy - Alternate Sources — 0.0%
Contemporary Ruiding Development Ltd., 1.88%, 09/17/25 (Call 08/17/25)(d)	200	186,534
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26 (Call 07/01/22)(b)	30	30,400
Sunnova Energy Corp., 5.88%, 09/01/26 (Call 09/01/23)(b)(c)	30	26,921
		243,855
Engineering & Construction — 0.1%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	65	64,874
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(b)	25	22,930
Cellnex Finance Co. SA, 3.88%, 07/07/41 (Call 04/07/41)(b)	50	36,172
Dycom Industries Inc., 4.50%, 04/15/29 (Call 04/15/24)(b)	40	36,826
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29 (Call 06/01/24)(b)(c)	25	23,492
INNOVATE Corp., 8.50%, 02/01/26 (Call 02/01/23)(b)	30	28,274
Sydney Airport Finance Co. Pty Ltd.
3.38%, 04/30/25 (Call 01/30/25)(b)	22	21,611
3.63%, 04/28/26 (Call 01/28/26)(b)	125	122,508
TopBuild Corp.
3.63%, 03/15/29 (Call 03/15/24)(b)	30	26,618
4.13%, 02/15/32 (Call 10/15/26)(b)(c)	40	35,358
VM Consolidated Inc., 5.50%, 04/15/29 (Call 04/15/24)(b)	27	23,946
		442,609
Entertainment — 0.3%
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)	35	33,766
Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp./Millennium Op
5.38%, 04/15/27 (Call 07/01/22)	40	39,125
5.50%, 05/01/25 (Call 07/01/22)(b)	85	86,320
6.50%, 10/01/28 (Call 10/01/23)	25	24,667

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Entertainment (continued)
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(b)(c)	$50	$44,952
5.88%, 03/15/26 (Call 03/15/23)(b)(c)	25	23,733
8.75%, 05/01/25 (Call 07/01/22)(b)	45	46,464
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 04/15/24)(b)(c)	100	87,006
Magallanes Inc.
3.76%, 03/15/27 (Call 02/15/27)(b)	300	291,246
4.05%, 03/15/29 (Call 01/15/29)(b)	200	191,636
4.28%, 03/15/32 (Call 12/15/31)(b)	625	583,469
5.05%, 03/15/42 (Call 09/15/41)(b)	300	271,023
5.14%, 03/15/52 (Call 09/15/51)(b)	725	648,621
Merlin Entertainments Ltd., 5.75%, 06/15/26 (Call 03/17/26)(b)	25	23,941
Motion Bondco DAC, 6.63%, 11/15/27 (Call 11/15/22)(b)(c)	40	36,255
SeaWorld Parks & Entertainment Inc.
5.25%, 08/15/29 (Call 08/15/24)(b)	50	45,156
8.75%, 05/01/25 (Call 07/01/22)(b)(c)	15	15,556
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/01/22)(b)	80	78,578
5.50%, 04/15/27 (Call 07/01/22)(b)	35	34,181
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(b)	50	51,844
Vail Resorts Inc., 6.25%, 05/15/25 (Call 07/01/22)(b)	50	51,338
		2,708,877
Environmental Control — 0.2%
Covanta Holding Corp.
4.88%, 12/01/29 (Call 12/01/24)(b)	60	52,803
5.00%, 09/01/30 (Call 09/01/25)	35	30,625
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	2	1,827
1.45%, 02/15/31 (Call 11/15/30)	80	64,506
1.75%, 02/15/32 (Call 11/15/31)	132	107,428
2.30%, 03/01/30 (Call 12/01/29)	59	51,695
2.50%, 08/15/24 (Call 07/15/24)	98	96,419
2.90%, 07/01/26 (Call 04/01/26)	95	92,105
3.05%, 03/01/50 (Call 09/01/49)	61	47,228
3.20%, 03/15/25 (Call 12/15/24)	62	61,557
3.38%, 11/15/27 (Call 08/15/27)	63	61,739
3.95%, 05/15/28 (Call 02/15/28)	33	33,218
6.20%, 03/01/40	60	68,797
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	20	16,916
2.60%, 02/01/30 (Call 11/01/29)	60	53,658
2.95%, 01/15/52 (Call 07/15/51)	40	29,800
3.05%, 04/01/50 (Call 10/01/49)	92	70,793
3.50%, 05/01/29 (Call 02/01/29)	50	48,107
4.25%, 12/01/28 (Call 09/01/28)	70	70,623
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	32	29,550
1.15%, 03/15/28 (Call 01/15/28)	221	193,039
1.50%, 03/15/31 (Call 12/15/30)	12	9,863
2.50%, 11/15/50 (Call 05/15/50)	22	15,557
3.13%, 03/01/25 (Call 12/01/24)	50	49,950
3.15%, 11/15/27 (Call 08/15/27)	24	23,542
4.10%, 03/01/45 (Call 09/01/44)(c)	90	84,806
4.15%, 07/15/49 (Call 01/15/49)	30	28,796
		1,494,947
Security	Par (000)	Value
Food — 0.7%
Ahold Finance USA LLC, 6.88%, 05/01/29	$35	$40,028
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	60	52,048
3.95%, 03/15/25 (Call 01/15/25)	87	87,907
4.15%, 03/15/28 (Call 12/15/27)	70	70,192
4.80%, 03/15/48 (Call 09/15/47)	125	122,430
China Mengniu Dairy Co. Ltd., 2.50%, 06/17/30 (Call 03/17/30)(d)	200	172,970
Conagra Brands Inc.
0.50%, 08/11/23 (Call 08/11/22)	90	87,321
1.38%, 11/01/27 (Call 09/01/27)	57	49,087
4.30%, 05/01/24 (Call 04/01/24)	92	93,319
4.60%, 11/01/25 (Call 09/01/25)	105	107,115
4.85%, 11/01/28 (Call 08/01/28)	86	87,475
5.30%, 11/01/38 (Call 05/01/38)	78	77,409
5.40%, 11/01/48 (Call 05/01/48)	105	105,592
8.25%, 09/15/30	45	53,903
Flowers Foods Inc.
2.40%, 03/15/31 (Call 12/15/30)	30	25,173
3.50%, 10/01/26 (Call 07/01/26)	15	14,583
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)(c)	190	160,609
2.88%, 04/15/30 (Call 01/15/30)	75	68,270
3.00%, 02/01/51 (Call 08/01/50)(c)	67	51,071
3.20%, 02/10/27 (Call 11/10/26)	45	44,137
3.65%, 02/15/24 (Call 11/15/23)	20	20,206
4.00%, 04/17/25 (Call 02/17/25)	60	61,133
4.15%, 02/15/43 (Call 08/15/42)	5	4,567
4.20%, 04/17/28 (Call 01/17/28)	81	82,447
4.70%, 04/17/48 (Call 10/17/47)	65	64,940
5.40%, 06/15/40	22	23,439
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)	5	4,507
1.80%, 06/11/30 (Call 03/11/30)	197	167,856
3.05%, 06/03/51 (Call 12/03/50)	60	47,272
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	50	44,678
3.20%, 10/01/26 (Call 07/01/26)	82	79,758
3.90%, 06/01/50 (Call 12/01/49)	80	68,203
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)(c)	10	8,283
2.38%, 03/15/30 (Call 12/15/29)	60	52,352
2.75%, 09/15/41 (Call 03/15/41)	5	3,716
3.38%, 12/15/27 (Call 09/15/27)	35	34,051
3.50%, 03/15/25	75	74,751
3.55%, 03/15/50 (Call 09/15/49)	25	19,498
4.25%, 03/15/35	145	139,633
4.38%, 03/15/45	70	64,753
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40(c)	35	37,977
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	125	120,820
3.75%, 04/01/30 (Call 01/01/30)	60	57,217
3.88%, 05/15/27 (Call 02/15/27)	90	89,159
4.25%, 03/01/31 (Call 12/01/30)	26	25,538
4.38%, 06/01/46 (Call 12/01/45)	210	185,993
4.63%, 01/30/29 (Call 10/30/28)	76	76,480
4.63%, 10/01/39 (Call 04/01/39)	45	41,534
4.88%, 10/01/49 (Call 04/01/49)	125	116,912
5.00%, 07/15/35 (Call 01/15/35)	60	59,971
5.00%, 06/04/42	125	119,900

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Food (continued)
5.20%, 07/15/45 (Call 01/15/45)	$160	$155,917
5.50%, 06/01/50 (Call 12/01/49)	70	71,431
6.50%, 02/09/40	60	67,015
6.75%, 03/15/32	40	46,206
6.88%, 01/26/39	55	63,329
7.13%, 08/01/39(b)	75	87,460
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(b)	80	74,188
4.38%, 01/31/32 (Call 01/31/27)(b)	70	64,603
4.88%, 05/15/28 (Call 11/15/27)(b)	45	44,570
MARB BondCo PLC, 3.95%, 01/29/31 (Call 01/29/26)(d)	200	165,230
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	40	36,025
1.85%, 02/15/31 (Call 11/15/30)	50	41,139
2.50%, 04/15/30 (Call 01/15/30)	40	35,298
3.15%, 08/15/24 (Call 06/15/24)	239	238,063
3.40%, 08/15/27 (Call 05/15/27)	70	68,474
4.20%, 08/15/47 (Call 02/15/47)	57	52,401
Smithfield Foods Inc.
2.63%, 09/13/31 (Call 06/13/31)(b)	70	57,849
3.00%, 10/15/30 (Call 07/15/30)(b)	82	70,810
4.25%, 02/01/27 (Call 11/01/26)(b)	119	115,925
5.20%, 04/01/29 (Call 01/01/29)(b)	81	81,967
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 09/01/23)	52	45,087
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(b)(c)	40	36,620
4.75%, 02/15/29 (Call 02/15/24)(b)	70	65,731
6.25%, 04/15/25 (Call 07/01/22)(b)	75	77,254
United Natural Foods Inc., 6.75%, 10/15/28 (Call 10/15/23)(b)	40	38,574
		5,469,349
Forest Products & Paper — 0.1%
Clearwater Paper Corp.
4.75%, 08/15/28 (Call 08/15/23)(b)	20	18,068
5.38%, 02/01/25(b)(c)	21	20,728
Glatfelter Corp., 4.75%, 11/15/29 (Call 11/01/24)(b)(c)	45	32,374
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	64	60,321
4.40%, 08/15/47 (Call 02/15/47)	39	36,741
4.80%, 06/15/44 (Call 12/15/43)	108	106,012
5.00%, 09/15/35 (Call 03/15/35)	60	63,465
5.15%, 05/15/46 (Call 11/15/45)	25	25,567
6.00%, 11/15/41 (Call 05/15/41)	52	56,720
7.30%, 11/15/39	50	61,368
Mercer International Inc.
5.13%, 02/01/29 (Call 02/01/24)(c)	60	55,195
5.50%, 01/15/26 (Call 07/01/22)	26	25,511
Stora Enso OYJ, 7.25%, 04/15/36(b)	25	28,971
West Fraser Timber Co. Ltd., 4.35%, 10/15/24 (Call 07/15/24)(b)	33	33,220
		624,261
Hand & Machine Tools — 0.1%
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	39	31,867
3.25%, 03/01/27 (Call 12/01/26)	7	6,954
4.10%, 03/01/48 (Call 09/01/47)	65	61,601
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	20	17,588
2.75%, 11/15/50 (Call 05/15/50)	30	21,660
3.40%, 03/01/26 (Call 01/01/26)	12	11,967
Security	Par (000)	Value
Hand & Machine Tools (continued)
4.00%, 03/15/60 (Call 03/15/25)(a)	$128	$118,719
4.25%, 11/15/28 (Call 08/15/28)	20	20,251
4.85%, 11/15/48 (Call 05/15/48)	90	92,644
5.20%, 09/01/40	31	32,540
		415,791
Health Care - Products — 0.2%
Alcon Finance Corp.
2.60%, 05/27/30 (Call 02/27/30)(b)	45	39,262
2.75%, 09/23/26 (Call 07/23/26)(b)	230	217,603
3.00%, 09/23/29 (Call 06/23/29)(b)	55	49,949
3.80%, 09/23/49 (Call 03/23/49)(b)(c)	65	53,695
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(b)	65	60,398
4.63%, 07/15/28 (Call 07/15/23)(b)	160	155,862
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	20	14,479
2.80%, 12/10/51 (Call 06/10/51)	35	26,367
3.35%, 09/15/25 (Call 06/15/25)	15	15,069
4.38%, 09/15/45 (Call 03/15/45)	95	91,355
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)(c)	65	56,811
DH Europe Finance II Sarl
2.20%, 11/15/24 (Call 10/15/24)	20	19,522
2.60%, 11/15/29 (Call 08/15/29)	5	4,587
3.25%, 11/15/39 (Call 05/15/39)	25	21,886
3.40%, 11/15/49 (Call 05/15/49)	77	64,790
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(b)	70	63,425
4.63%, 02/01/28 (Call 02/01/23)(b)	30	29,725
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
7.25%, 02/01/28 (Call 06/01/22)(b)	29	30,722
7.38%, 06/01/25 (Call 06/01/22)(b)	16	16,590
PerkinElmer Inc.
0.55%, 09/15/23 (Call 09/15/22)	25	24,220
0.85%, 09/15/24 (Call 09/15/22)	10	9,390
1.90%, 09/15/28 (Call 07/15/28)	20	17,268
2.25%, 09/15/31 (Call 06/15/31)	75	61,888
2.55%, 03/15/31 (Call 12/15/30)	17	14,523
3.30%, 09/15/29 (Call 06/15/29)	73	66,999
3.63%, 03/15/51 (Call 09/15/50)	58	46,553
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	85	73,312
3.75%, 03/15/51 (Call 09/15/50)	85	68,955
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/23)(b)(c)	35	33,692
4.63%, 11/15/27 (Call 11/15/22)(c)	35	34,825
Thermo Fisher Scientific Inc.
0.80%, 10/18/23 (Call 10/18/22)	15	14,610
2.60%, 10/01/29 (Call 07/01/29)	79	72,344
2.80%, 10/15/41 (Call 04/15/41)	35	28,266
4.10%, 08/15/47 (Call 02/15/47)	97	93,733
5.30%, 02/01/44 (Call 08/01/43)	35	38,574
Varex Imaging Corp., 7.88%, 10/15/27 (Call 10/15/23)(b)	44	44,857
		1,776,106
Health Care - Services — 1.0%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 10/15/23)(b)(c)	35	34,158
5.50%, 07/01/28 (Call 07/01/23)(b)	40	39,556
AHP Health Partners Inc., 5.75%, 07/15/29 (Call 07/15/24)(b)	40	31,481

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health Care - Services (continued)
Anthem Inc.
2.25%, 05/15/30 (Call 02/15/30)	$120	$105,286
2.38%, 01/15/25 (Call 12/15/24)(c)	20	19,625
2.55%, 03/15/31 (Call 12/15/30)	200	177,838
2.88%, 09/15/29 (Call 06/15/29)	10	9,276
3.13%, 05/15/50 (Call 11/15/49)	100	78,900
3.50%, 08/15/24 (Call 05/15/24)	120	120,860
3.60%, 03/15/51 (Call 09/15/50)	225	192,640
3.65%, 12/01/27 (Call 09/01/27)	230	228,861
4.10%, 03/01/28 (Call 12/01/27)	210	212,711
4.38%, 12/01/47 (Call 06/01/47)	60	58,033
4.55%, 03/01/48 (Call 09/01/47)	205	202,495
4.65%, 01/15/43	80	80,478
6.38%, 06/15/37	10	12,177
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/15/24)(b)	45	40,458
3.50%, 04/01/30 (Call 04/01/25)(b)	60	54,031
5.00%, 07/15/27 (Call 07/15/22)(b)	40	39,549
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)(c)	185	166,211
2.50%, 03/01/31 (Call 12/01/30)	170	145,219
2.63%, 08/01/31 (Call 05/01/31)(c)	110	94,503
3.00%, 10/15/30 (Call 07/15/30)	178	158,415
3.38%, 02/15/30 (Call 02/15/25)	155	142,236
4.25%, 12/15/27 (Call 12/15/22)(c)	225	223,999
4.63%, 12/15/29 (Call 12/15/24)	280	276,209
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	135	110,707
4.63%, 06/01/30 (Call 06/01/25)(b)	225	195,340
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)	45	41,883
4.63%, 04/01/31 (Call 04/01/26)(c)	25	22,168
4.75%, 02/01/30 (Call 02/01/25)	50	45,797
5.75%, 09/15/25 (Call 07/01/22)	35	35,450
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	65	54,425
3.50%, 09/01/30 (Call 03/01/30)	210	191,554
3.50%, 07/15/51 (Call 01/15/51)	90	67,690
3.63%, 03/15/32 (Call 12/15/31)(b)	200	182,254
4.13%, 06/15/29 (Call 03/15/29)	81	78,781
4.50%, 02/15/27 (Call 08/15/26)	133	134,377
4.63%, 03/15/52 (Call 09/15/51)(b)	225	198,920
5.00%, 03/15/24(c)	113	116,027
5.13%, 06/15/39 (Call 12/15/38)	125	121,726
5.25%, 04/15/25	265	274,895
5.25%, 06/15/26 (Call 12/15/25)	90	93,269
5.25%, 06/15/49 (Call 12/15/48)	125	120,494
5.38%, 02/01/25	185	191,303
5.38%, 09/01/26 (Call 03/01/26)	90	93,674
5.50%, 06/15/47 (Call 12/15/46)	106	104,964
5.63%, 09/01/28 (Call 03/01/28)	120	125,941
5.88%, 02/15/26 (Call 08/15/25)(c)	95	99,686
5.88%, 02/01/29 (Call 08/01/28)	80	84,553
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	118	105,182
2.15%, 02/03/32 (Call 11/03/31)	115	96,063
3.13%, 08/15/29 (Call 05/15/29)	40	37,340
3.85%, 10/01/24 (Call 07/01/24)	45	45,228
3.95%, 03/15/27 (Call 12/15/26)	88	88,004
3.95%, 08/15/49 (Call 02/15/49)	30	26,700
Security	Par (000)	Value
Health Care - Services (continued)
4.50%, 04/01/25 (Call 03/01/25)	$10	$10,246
4.63%, 12/01/42 (Call 06/01/42)	17	16,692
4.80%, 03/15/47 (Call 09/15/46)	80	80,350
4.88%, 04/01/30 (Call 01/01/30)	97	100,896
4.95%, 10/01/44 (Call 04/01/44)	75	77,330
IQVIA Inc.
5.00%, 10/15/26 (Call 07/01/22)(b)	50	50,303
5.00%, 05/15/27 (Call 07/01/22)(b)	125	125,013
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	25	22,876
2.30%, 12/01/24 (Call 11/01/24)	211	205,503
2.70%, 06/01/31 (Call 03/01/31)	20	17,432
2.95%, 12/01/29 (Call 09/01/29)	107	97,720
3.25%, 09/01/24 (Call 07/01/24)	181	181,494
3.60%, 02/01/25 (Call 11/01/24)	71	71,065
3.60%, 09/01/27 (Call 06/01/27)	5	4,948
4.00%, 11/01/23 (Call 08/01/23)	25	25,303
4.70%, 02/01/45 (Call 08/01/44)	120	113,456
MEDNAX Inc., 5.38%, 02/15/30 (Call 02/15/25)(b)	35	30,853
ModivCare Inc., 5.88%, 11/15/25 (Call 11/15/22)(b)(c)	35	34,675
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(b)	55	50,876
3.88%, 05/15/32 (Call 02/15/32)(b)(c)	60	54,748
4.38%, 06/15/28 (Call 06/15/23)(b)	50	48,266
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	20	17,653
2.95%, 06/30/30 (Call 03/30/30)	71	64,244
3.45%, 06/01/26 (Call 03/01/26)	90	89,510
3.50%, 03/30/25 (Call 12/30/24)	37	37,026
4.20%, 06/30/29 (Call 03/30/29)	50	49,845
4.25%, 04/01/24 (Call 01/01/24)	10	10,188
4.70%, 03/30/45 (Call 09/30/44)	107	104,118
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(b)	107	106,780
Surgery Center Holdings Inc.
6.75%, 07/01/25 (Call 07/01/22)(b)(c)	26	24,777
10.00%, 04/15/27 (Call 07/01/22)(b)	44	44,749
		8,098,535
Holding Companies - Diversified — 0.1%
MDGH GMTN RSC Ltd.
2.50%, 05/21/26 (Call 04/21/26)(d)	200	191,382
2.50%, 06/03/31 (Call 03/03/31)(d)	200	177,706
3.75%, 04/19/29(d)	200	199,022
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)(b)	50	46,416
Temasek Financial I Ltd.
2.38%, 08/02/41 (Call 02/02/41)(b)(c)	250	199,040
3.38%, 07/23/42(b)	250	236,397
		1,049,963
Home Builders — 0.1%
Beazer Homes USA Inc.
5.88%, 10/15/27 (Call 10/15/22)	30	26,939
6.75%, 03/15/25 (Call 06/16/22)(c)	20	19,652
7.25%, 10/15/29 (Call 10/15/24)(c)	30	28,116
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(b)	40	34,602
6.75%, 06/01/27 (Call 07/01/22)	35	35,694
DR Horton Inc.
1.40%, 10/15/27 (Call 08/15/27)(c)	5	4,319
2.50%, 10/15/24 (Call 09/15/24)	75	72,977

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Home Builders (continued)
2.60%, 10/15/25 (Call 09/15/25)	$10	$9,580
5.75%, 08/15/23 (Call 05/15/23)	20	20,550
K Hovnanian Enterprises Inc., 7.75%, 02/15/26 (Call 06/13/22)(b)	20	19,964
KB Home
4.00%, 06/15/31 (Call 12/15/30)	60	51,825
4.80%, 11/15/29 (Call 05/15/29)	20	18,583
6.88%, 06/15/27 (Call 12/15/26)	30	31,484
LGI Homes Inc., 4.00%, 07/15/29 (Call 01/15/29)(b)	20	16,866
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	25	19,759
3.85%, 01/15/30 (Call 07/15/29)	25	22,255
3.97%, 08/06/61 (Call 02/06/61)	60	37,941
6.00%, 01/15/43 (Call 10/15/42)	50	45,457
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(b)	35	30,947
5.13%, 06/06/27 (Call 12/06/26)	25	24,582
6.00%, 06/01/25 (Call 03/01/25)	30	30,686
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	64	57,371
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/16/22)(b)	33	33,804
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	20	20,614
5.50%, 03/01/26 (Call 12/01/25)	44	45,995
6.00%, 02/15/35	41	42,670
6.38%, 05/15/33	45	49,004
7.88%, 06/15/32	25	29,690
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(b)	35	33,010
5.75%, 01/15/28 (Call 10/15/27)(b)	35	34,645
5.88%, 06/15/27 (Call 03/15/27)(b)	40	40,122
6.63%, 07/15/27 (Call 07/15/22)(b)	25	25,010
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., 5.63%, 03/01/24 (Call 12/01/23)(b)	35	35,333
Thor Industries Inc., 4.00%, 10/15/29 (Call 10/15/24)(b)	35	28,750
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	40	40,726
Tri Pointe Homes Inc.
5.25%, 06/01/27 (Call 12/01/26)	35	33,451
5.70%, 06/15/28 (Call 12/15/27)(c)	25	23,891
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 07/15/23)(b)	35	33,664
		1,210,528
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/51 (Call 05/15/51)	20	15,628
4.40%, 03/15/29 (Call 12/15/28)	22	21,928
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)	110	93,415
4.50%, 06/01/46 (Call 12/01/45)	35	31,412
4.60%, 05/15/50 (Call 11/15/49)	35	31,921
4.75%, 02/26/29 (Call 11/26/28)(c)	10	10,169
		204,473
Household Products & Wares — 0.3%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 03/15/24)(b)(c)	50	43,096
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)	50	41,228
2.65%, 04/30/30 (Call 02/01/30)	18	15,776
Church & Dwight Co. Inc.
2.30%, 12/15/31 (Call 09/15/31)	10	8,585
3.15%, 08/01/27 (Call 05/01/27)	165	160,652
Security	Par (000)	Value
Household Products & Wares (continued)
3.95%, 08/01/47 (Call 02/01/47)	$92	$82,714
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	45	37,813
3.10%, 10/01/27 (Call 07/01/27)	221	215,506
3.50%, 12/15/24 (Call 06/12/22)	52	52,874
3.90%, 05/15/28 (Call 02/15/28)	35	35,012
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	59	52,466
2.00%, 11/02/31 (Call 08/02/31)	10	8,590
2.75%, 02/15/26	20	19,654
2.88%, 02/07/50 (Call 08/07/49)	75	58,456
3.05%, 08/15/25	40	39,886
3.10%, 03/26/30 (Call 12/26/29)	120	114,896
3.20%, 04/25/29 (Call 01/25/29)	50	48,509
3.20%, 07/30/46 (Call 01/30/46)	50	41,530
3.90%, 05/04/47 (Call 11/04/46)	25	23,024
3.95%, 11/01/28 (Call 08/01/28)	35	35,727
5.30%, 03/01/41	52	57,329
6.63%, 08/01/37	112	140,811
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/31 (Call 04/01/31)(d)	200	168,922
Reckitt Benckiser Treasury Services PLC
2.75%, 06/26/24 (Call 04/26/24)(b)	488	483,427
3.00%, 06/26/27 (Call 03/26/27)(b)	180	174,175
SC Johnson & Son Inc.
4.75%, 10/15/46 (Call 04/16/46)(b)	15	15,462
4.80%, 09/01/40(b)	10	10,057
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(b)	42	35,902
5.00%, 10/01/29 (Call 10/01/24)(b)	25	23,488
5.50%, 07/15/30 (Call 07/15/25)(b)	35	32,335
5.75%, 07/15/25 (Call 07/01/22)	35	35,076
		2,312,978
Housewares — 0.0%
Newell Brands Inc.
4.00%, 12/01/24 (Call 09/01/24)	15	14,983
4.45%, 04/01/26 (Call 01/01/26)	170	169,945
4.88%, 06/01/25 (Call 05/01/25)	66	66,980
5.63%, 04/01/36 (Call 10/01/35)	35	33,350
5.75%, 04/01/46 (Call 10/01/45)	55	49,943
		335,201
Insurance — 1.8%
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	10	9,147
2.88%, 10/15/26 (Call 07/15/26)	70	68,146
3.25%, 03/17/25	90	89,895
3.60%, 04/01/30 (Call 01/01/30)	143	140,040
3.63%, 11/15/24	45	45,729
4.00%, 10/15/46 (Call 04/15/46)	25	22,222
4.75%, 01/15/49 (Call 07/15/48)	50	50,420
AIA Group Ltd.
2.70%, (Call 04/07/26)(a)(d)(e)	200	183,320
3.20%, 09/16/40 (Call 03/16/40)(b)	210	171,037
3.60%, 04/09/29 (Call 01/09/29)(b)	425	416,028
3.90%, 04/06/28 (Call 01/06/28)(b)	115	115,365
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	85	77,659
3.15%, 06/15/23	105	105,552
3.28%, 12/15/26 (Call 09/15/26)	35	34,830

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.85%, 08/10/49 (Call 02/10/49)	$32	$28,771
4.20%, 12/15/46 (Call 06/15/46)	155	147,734
4.50%, 06/15/43	10	9,783
5.35%, 06/01/33	40	43,268
5.55%, 05/09/35	122	137,226
Series B, 5.75%, 08/15/53 (Call 08/15/23), (3 mo. LIBOR US + 2.938%)(a)	79	73,987
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	240	232,488
3.75%, 07/10/25 (Call 04/10/25)	45	45,180
3.90%, 04/01/26 (Call 01/01/26)	40	40,191
4.38%, 06/30/50 (Call 12/30/49)	120	115,620
4.75%, 04/01/48 (Call 10/01/47)	150	152,272
6.25%, 05/01/36	50	58,411
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3 mo. LIBOR US + 2.868%)(a)	35	33,091
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	15	15,090
5.03%, 12/15/46 (Call 06/15/46)	29	28,794
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	80	66,362
7.35%, 05/01/34	5	6,187
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	65	65,440
Arthur J Gallagher & Co., 2.40%, 11/09/31 (Call 08/09/31)	10	8,413
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)	88	71,625
3.70%, 02/22/30 (Call 11/22/29)	100	91,276
4.20%, 09/27/23 (Call 08/27/23)	35	35,448
4.90%, 03/27/28 (Call 12/27/27)	60	60,922
7.00%, 03/27/48 (Call 03/27/28),
(3 mo. LIBOR US + 4.135%)(a)	35	35,000
AXA SA, 8.60%, 12/15/30	250	305,352
Chubb Corp. (The), Series 1, 6.50%, 05/15/38	10	12,186
Chubb INA Holdings Inc.
2.85%, 12/15/51 (Call 06/15/51)	55	42,003
3.05%, 12/15/61 (Call 06/15/61)	210	158,575
3.35%, 05/03/26 (Call 02/03/26)	215	214,254
4.15%, 03/13/43	10	9,481
4.35%, 11/03/45 (Call 05/03/45)	50	49,185
6.70%, 05/15/36	45	55,404
Corebridge Financial Inc., 4.40%, 04/05/52 (Call 10/05/51)(b)	200	179,636
Dai-Ichi Life Insurance Co. Ltd. (The)
4.00%, (Call 07/24/26)(a)(b)(e)	15	14,547
5.10%, (Call 10/28/24)(a)(b)(e)	220	222,812
Empower Finance 2020 LP
1.36%, 09/17/27 (Call 07/17/27)(b)	35	30,602
1.78%, 03/17/31 (Call 12/17/30)(b)	110	90,680
3.08%, 09/17/51 (Call 03/17/51)(b)	15	11,114
Genworth Holdings Inc.
4.80%, 02/15/240	45	45,199
6.50%, 06/15/34	30	25,950
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/28 (Call 02/17/28)(b)(c)	45	44,742
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47 (Call 12/03/46)(b)	50	45,532
Great-West Lifeco U.S. Finance 2020 LP, 0.90%, 08/12/25 (Call 07/12/25)(b)	167	153,600
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30 (Call 06/01/30)	50	43,346
4.50%, 04/15/26 (Call 01/15/26)	80	81,546
Security	Par (000)	Value

Insurance (continued)
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51 (Call 03/15/51)	$30	$21,951
3.60%, 08/19/49 (Call 02/19/49)	91	75,845
4.30%, 04/15/43	70	64,401
4.40%, 03/15/48 (Call 09/15/47)	45	42,193
5.95%, 10/15/36	40	45,087
6.10%, 10/01/41	50	56,315
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	35	31,941
3.35%, 03/09/25	35	34,762
3.40%, 01/15/31 (Call 10/15/30)	160	149,115
3.63%, 12/12/26 (Call 09/15/26)	70	69,400
3.80%, 03/01/28 (Call 12/01/27)	51	50,353
4.00%, 09/01/23	112	113,521
4.35%, 03/01/48 (Call 09/01/47)	50	45,199
4.38%, 06/15/50 (Call 12/15/49)	44	39,754
6.30%, 10/09/37	5	5,745
7.00%, 06/15/40	45	53,190
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	41	35,678
3.50%, 06/03/24 (Call 03/03/24)	80	80,518
3.50%, 03/10/25 (Call 12/10/24)	117	117,707
3.75%, 03/14/26 (Call 12/14/25)	91	91,495
3.88%, 03/15/24 (Call 02/15/24)	185	187,196
4.20%, 03/01/48 (Call 09/01/47)	55	50,961
4.35%, 01/30/47 (Call 07/30/46)	75	71,543
4.38%, 03/15/29 (Call 12/15/28)	72	73,238
4.75%, 03/15/39 (Call 09/15/38)	60	60,893
4.90%, 03/15/49 (Call 09/15/48)	112	116,227
5.88%, 08/01/33	45	50,977
Meiji Yasuda Life Insurance Co.
5.10%, 04/26/48 (Call 04/26/28)(a)(b)	10	10,252
5.20%, 10/20/45 (Call 10/20/25)(a)(b)	35	35,669
Metropolitan Life Global Funding I
0.40%, 01/07/24(b)	35	33,513
0.95%, 07/02/25(b)	10	9,295
1.55%, 01/07/31(b)	50	40,785
2.95%, 04/09/30(b)	150	137,914
3.45%, 12/18/26(b)	100	98,561
MGIC Investment Corp.
5.25%, 08/15/28 (Call 08/15/23)	40	38,694
5.75%, 08/15/23	45	45,937
Munich Re America Corp., Series B, 7.45%, 12/15/26	103	116,885
Nippon Life Insurance Co.
2.75%, 01/21/51 (Call 01/21/31)(a)(b)	45	38,007
4.70%, 01/20/46 (Call 01/20/26)(a)(b)	235	234,093
5.10%, 10/16/44 (Call 10/16/24)(a)(b)	380	384,032
PartnerRe Finance B LLC
3.70%, 07/02/29 (Call 04/02/29)	25	24,220
4.50%, 10/01/50 (Call 04/01/30)(a)	70	62,468
Pricoa Global Funding I
2.40%, 09/23/24(b)	267	261,126
3.45%, 09/01/23(b)	10	10,080
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)(c)	35	30,650
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)	45	38,203
3.10%, 11/15/26 (Call 08/15/26)	110	106,822
3.40%, 05/15/25 (Call 02/15/25)	20	19,934
3.70%, 05/15/29 (Call 02/15/29)	75	72,623
4.30%, 11/15/46 (Call 05/15/46)	45	43,524

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.35%, 05/15/43	$22	$20,459
4.63%, 09/15/42	20	19,396
6.05%, 10/15/36	76	88,114
Principal Life Global Funding, 1.38%, 01/10/25(b)	20	18,908
Principal Life Global Funding II
0.88%, 01/12/26(b)	40	36,061
1.25%, 06/23/25(b)	153	142,519
1.50%, 08/27/30(b)	115	92,945
1.63%, 11/19/30(b)	15	12,281
2.25%, 11/21/24(b)	95	92,127
2.50%, 09/16/29(b)	96	86,017
3.00%, 04/18/26(b)	65	63,307
Progressive Corp. (The)
2.45%, 01/15/27	25	23,958
3.20%, 03/26/30 (Call 12/26/29)	80	75,996
3.70%, 01/26/45	25	21,676
3.95%, 03/26/50 (Call 09/26/49)	30	27,482
4.00%, 03/01/29 (Call 12/01/28)	27	27,267
4.13%, 04/15/47 (Call 10/15/46)	47	44,492
4.20%, 03/15/48 (Call 09/15/47)	60	57,418
4.35%, 04/25/44	15	14,531
6.25%, 12/01/32	68	79,925
Protective Life Corp.
3.40%, 01/15/30 (Call 10/15/29)(b)	140	130,187
4.30%, 09/30/28 (Call 06/30/28)(b)	60	60,848
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	105	97,946
2.10%, 03/10/30 (Call 12/10/29)	89	78,626
3.00%, 03/10/40 (Call 09/10/39)	55	45,372
3.70%, 10/01/50 (Call 07/01/30)(a)	75	64,891
3.70%, 03/13/51 (Call 09/13/50)	80	70,126
3.88%, 03/27/28 (Call 12/27/27)	257	258,593
3.91%, 12/07/47 (Call 06/07/47)	60	54,157
3.94%, 12/07/49 (Call 06/07/49)	52	47,212
4.35%, 02/25/50 (Call 08/25/49)	75	72,576
4.42%, 03/27/48 (Call 09/27/47)	60	57,746
4.50%, 09/15/47 (Call 09/15/27),
(3 mo. LIBOR US + 2.380%)(a)	102	94,059
4.60%, 05/15/44	120	117,930
5.20%, 03/15/44 (Call 03/15/24),
(3 mo. LIBOR US + 3.040%)(a)	65	63,169
5.38%, 05/15/45 (Call 05/15/25),
(3 mo. LIBOR US + 3.031%)(a)	118	115,537
5.63%, 06/15/43 (Call 06/15/23),
(3 mo. LIBOR US + 3.920%)(a)	105	103,977
5.70%, 12/14/36	62	70,363
5.70%, 09/15/48 (Call 09/15/28),
(3 mo. LIBOR US + 2.665%)(a)	105	104,269
5.75%, 07/15/33(c)	18	20,226
6.63%, 06/21/40	30	35,456
QBE Insurance Group Ltd.
5.25%, (Call 05/16/25)(a)(d)(e)	200	192,490
7.50%, 11/24/43 (Call 11/24/23)(a)(b)	200	206,870
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	36	35,661
4.88%, 03/15/27 (Call 09/15/26)	27	26,272
6.63%, 03/15/25 (Call 09/15/24)	55	56,834
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	107	98,204
3.90%, 05/15/29 (Call 02/15/29)	123	119,117
Security	Par (000)	Value

Insurance (continued)
3.95%, 09/15/26 (Call 06/15/26)	$136	$136,649
Reliance Standard Life Global Funding II
1.51%, 09/28/26(b)	70	63,333
2.50%, 10/30/24(b)	10	9,765
2.75%, 01/21/27(b)	40	37,746
3.85%, 09/19/23(b)	90	90,826
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	10	9,958
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49 (Call 04/02/29)(a)(b)	200	196,582
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(b)	130	127,613
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	77	55,477
3.75%, 05/15/46 (Call 11/15/45)	54	47,805
4.00%, 05/30/47 (Call 11/30/46)	35	32,409
4.05%, 03/07/48 (Call 09/07/47)	20	18,690
4.10%, 03/04/49 (Call 09/04/48)	52	48,861
4.30%, 08/25/45 (Call 02/25/45)	60	57,515
4.60%, 08/01/43	25	24,910
5.35%, 11/01/40	80	87,627
6.25%, 06/15/37	125	152,166
6.75%, 06/20/36	65	80,281
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	70	70,522
Voya Financial Inc.
3.65%, 06/15/26	29	28,639
4.70%, 01/23/48 (Call 01/23/28),
(3 mo. LIBOR US + 2.084%)(a)	55	47,485
4.80%, 06/15/46	100	97,000
5.70%, 07/15/43	30	32,363
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	98	88,068
3.60%, 05/15/24 (Call 03/15/24)	105	104,973
3.88%, 09/15/49 (Call 03/15/49)	34	27,883
4.50%, 09/15/28 (Call 06/15/28)	87	86,683
5.05%, 09/15/48 (Call 03/15/48)	70	68,046
XLIT Ltd.
5.25%, 12/15/43	50	55,843
5.50%, 03/31/45	60	64,914
Zurich Finance Ireland Designated Activity Co., 3.00%, 04/19/51 (Call 01/19/31)(a)(d)	200	164,838
		14,455,270
Internet — 0.5%
Alibaba Group Holding Ltd.
3.60%, 11/28/24 (Call 08/28/24)(c)	500	499,730
4.20%, 12/06/47 (Call 06/06/47)	200	165,836
4.50%, 11/28/34 (Call 05/28/34)	500	471,725
Baidu Inc.
2.38%, 08/23/31 (Call 05/23/31)	200	167,192
3.63%, 07/06/27	40	38,925
3.88%, 09/29/23 (Call 08/29/23)	180	181,521
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	170	167,945
3.60%, 06/01/26 (Call 03/01/26)	51	51,220
3.65%, 03/15/25 (Call 12/15/24)(c)	120	120,696
4.63%, 04/13/30 (Call 01/13/30)	128	132,532
Cogent Communications Group Inc., 3.50%, 05/01/26 (Call 02/01/26)(b)	35	33,561
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	105	96,225
1.90%, 03/11/25 (Call 02/11/25)	123	117,379

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
2.60%, 05/10/31 (Call 02/10/31)	$40	$34,474
2.70%, 03/11/30 (Call 12/11/29)	112	99,480
3.45%, 08/01/24 (Call 05/01/24)	72	72,246
3.60%, 06/05/27 (Call 03/05/27)	62	61,245
3.65%, 05/10/51 (Call 11/10/50)	80	64,395
4.00%, 07/15/42 (Call 01/15/42)	106	93,141
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(b)	55	50,573
5.25%, 12/01/27 (Call 07/01/22)(b)	40	39,814
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/22)(b)(c)	35	28,428
Meituan, 2.13%, 10/28/25 (Call 09/28/25)(d)	200	179,916
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 06/13/22)(b)	70	70,113
Prosus NV
3.06%, 07/13/31 (Call 04/13/31)(d)	200	155,876
3.68%, 01/21/30 (Call 10/21/29)(d)	200	168,332
4.99%, 01/19/52 (Call 07/19/51)(d)	200	155,806
Rakuten Group Inc.
5.13%, (Call 04/22/26)(a)(b)(e)	105	91,428
6.25%, (Call 04/22/31)(a)(b)(c)(e)	75	64,757
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	55	46,179
4.75%, 07/15/27 (Call 07/15/22)	15	15,056
5.25%, 04/01/25 (Call 01/01/25)	75	77,590
		3,813,336
Iron & Steel — 0.2%
Allegheny Technologies Inc.
4.88%, 10/01/29 (Call 10/01/24)	25	22,618
5.13%, 10/01/31 (Call 10/01/26)	30	26,898
5.88%, 12/01/27 (Call 12/01/22)	25	24,128
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 03/01/24)(b)(c)	45	41,963
4.88%, 03/01/31 (Call 03/01/26)(b)(c)	35	33,047
5.88%, 06/01/27 (Call 07/01/22)	56	55,978
6.25%, 10/01/40	15	13,925
6.75%, 03/15/26 (Call 07/01/22)(b)	75	78,379
Commercial Metals Co.
3.88%, 02/15/31 (Call 02/15/26)	30	26,075
4.13%, 01/15/30 (Call 01/15/25)	50	45,348
4.38%, 03/15/32 (Call 03/15/27)	30	26,578
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)	50	51,525
8.13%, 05/01/27 (Call 07/01/22)(b)	46	47,496
8.50%, 05/01/30 (Call 05/01/25)	50	50,816
Prosus NV, 3.83%, 02/08/51 (Call 08/08/50)(d)	200	134,126
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)	115	106,766
2.15%, 08/15/30 (Call 05/15/30)	70	59,457
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	110	96,865
2.40%, 06/15/25 (Call 05/15/25)	97	93,359
2.80%, 12/15/24 (Call 11/15/24)	45	44,258
3.25%, 01/15/31 (Call 10/15/30)	90	81,944
3.25%, 10/15/50 (Call 04/15/50)	15	11,171
3.45%, 04/15/30 (Call 01/15/30)	90	83,795
5.00%, 12/15/26 (Call 07/01/22)	30	30,428
		1,286,943
Security	Par (000)	Value

Leisure Time — 0.0%
Brunswick Corp.
0.85%, 08/18/24 (Call 08/18/22)	$75	$70,747
2.40%, 08/18/31 (Call 05/18/31)	25	19,497
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	42	41,213
4.63%, 07/28/45 (Call 01/28/45)	78	64,856
		196,313
Lodging — 0.1%
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(b)	110	95,483
3.75%, 05/01/29 (Call 05/01/24)(b)(c)	50	45,845
4.00%, 05/01/31 (Call 05/01/26)(b)	86	78,890
4.88%, 01/15/30 (Call 01/15/25)	70	68,749
5.38%, 05/01/25 (Call 06/13/22)(b)	26	26,437
5.75%, 05/01/28 (Call 05/01/23)(b)(c)	75	76,503
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(b)	35	30,982
5.00%, 06/01/29 (Call 06/01/24)(b)	70	65,416
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 06/16/22)	35	35,169
Marriott Ownership Resorts Inc.
4.50%, 06/15/29 (Call 06/15/24)(b)	40	35,580
4.75%, 01/15/28 (Call 09/15/22)	25	23,179
6.13%, 09/15/25 (Call 07/01/22)(b)	20	20,340
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(b)	50	44,629
4.63%, 03/01/30 (Call 12/01/29)(b)	25	21,755
5.65%, 04/01/24 (Call 02/01/24)	25	25,223
6.00%, 04/01/27 (Call 01/01/27)	35	34,737
6.60%, 10/01/25 (Call 07/01/25)	35	36,349
6.63%, 07/31/26 (Call 04/30/26)(b)	85	87,662
		852,928
Machinery — 0.7%
ABB Finance USA Inc., 4.38%, 05/08/42	10	9,790
ATS Automation Tooling Systems Inc., 4.13%, 12/15/28 (Call 12/15/23)(b)	25	22,304
Caterpillar Financial Services Corp.
0.45%, 09/14/23	30	29,213
0.45%, 05/17/24	30	28,753
0.65%, 07/07/23	70	68,695
0.90%, 03/02/26	75	68,924
1.10%, 09/14/27(c)	189	168,346
1.15%, 09/14/26	5	4,579
1.45%, 05/15/25	90	85,928
2.15%, 11/08/24	110	108,081
2.40%, 08/09/26	15	14,485
2.85%, 05/17/24	95	95,226
3.25%, 12/01/24	67	67,637
3.30%, 06/09/24	41	41,374
3.65%, 12/07/23	19	19,337
3.75%, 11/24/23	70	71,233
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)	25	21,827
2.60%, 09/19/29 (Call 06/19/29)	76	70,888
2.60%, 04/09/30 (Call 01/09/30)	49	45,553
3.25%, 09/19/49 (Call 03/19/49)	96	83,152
3.25%, 04/09/50 (Call 10/09/49)	62	53,287
3.40%, 05/15/24 (Call 02/15/24)	75	76,082

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
3.80%, 08/15/42	$20	$19,076
4.30%, 05/15/44 (Call 11/15/43)	135	134,206
4.75%, 05/15/64 (Call 11/15/63)	40	42,762
5.20%, 05/27/41	30	33,201
6.05%, 08/15/36	166	198,682
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	12	10,868
1.88%, 01/15/26 (Call 12/15/25)	65	60,519
1.95%, 07/02/23	191	188,857
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	109	106,546
4.50%, 08/15/23	85	86,194
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	122	120,898
2.88%, 09/07/49 (Call 03/07/49)	35	28,123
3.10%, 04/15/30 (Call 01/15/30)	71	68,102
3.75%, 04/15/50 (Call 10/15/49)(c)	112	105,980
3.90%, 06/09/42 (Call 12/09/41)	88	85,258
5.38%, 10/16/29	25	27,489
7.13%, 03/03/31	60	73,949
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	70	64,959
3.15%, 11/15/25 (Call 08/15/25)	77	76,344
5.38%, 03/01/41 (Call 12/01/40)	57	59,723
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	90	74,014
3.50%, 10/01/30 (Call 07/01/30)	84	75,107
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	82	71,181
3.00%, 05/01/30 (Call 02/01/30)	79	70,888
John Deere Capital Corp.
0.40%, 10/10/23	27	26,323
0.45%, 01/17/24	12	11,586
0.45%, 06/07/24	45	43,008
0.70%, 07/05/23	40	39,168
0.70%, 01/15/26	2	1,829
1.05%, 06/17/26	47	43,139
1.30%, 10/13/26	5	4,601
1.45%, 01/15/31	17	14,209
1.50%, 03/06/28	12	10,751
1.75%, 03/09/27	75	69,612
2.00%, 06/17/31	12	10,441
2.05%, 01/09/25	95	92,907
2.25%, 09/14/26	150	143,825
2.45%, 01/09/30	16	14,648
2.60%, 03/07/24	47	46,939
2.65%, 06/24/24	54	53,956
2.65%, 06/10/26	22	21,431
2.80%, 09/08/27	5	4,847
2.80%, 07/18/29	102	96,302
3.05%, 01/06/28	18	17,572
3.35%, 06/12/24	30	30,366
3.40%, 09/11/25	53	53,354
3.45%, 06/07/23	80	80,914
3.45%, 01/10/24	7	7,083
3.45%, 03/13/25	91	92,301
3.45%, 03/07/29	22	21,693
3.65%, 10/12/23	265	269,290
Manitowoc Co. Inc. (The), 9.00%, 04/01/26 (Call 06/16/22)(b)	16	16,086
Security	Par (000)	Value

Machinery (continued)
Mueller Water Products Inc., 4.00%, 06/15/29 (Call 06/15/24)(b)(c)	$31	$28,355
nVent Finance Sarl, 2.75%, 11/15/31 (Call 08/15/31)	55	47,183
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	166	159,385
2.29%, 04/05/27 (Call 02/05/27)	70	65,041
2.57%, 02/15/30 (Call 11/15/29)	95	84,323
3.11%, 02/15/40 (Call 08/15/39)	65	53,149
3.36%, 02/15/50 (Call 08/15/49)	80	62,810
Rockwell Automation Inc.
2.80%, 08/15/61 (Call 02/15/61)	25	17,393
3.50%, 03/01/29 (Call 12/01/28)	110	108,059
4.20%, 03/01/49 (Call 09/01/48)	105	99,517
SPX FLOW Inc., 8.75%, 04/01/30 (Call 04/01/25)(b)	40	33,642
Stevens Holding Co. Inc., 6.13%, 10/01/26 (Call 10/01/23)(b)(c)	45	44,787
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(b)(c)	55	51,416
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(b)	100	88,937
Weir Group PLC (The), 2.20%, 05/13/26 (Call 04/13/26)(b)	65	58,813
Welbilt Inc., 9.50%, 02/15/24 (Call 07/01/22)	40	40,129
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	170	153,741
2.25%, 01/30/31 (Call 10/30/30)(c)	72	62,445
3.25%, 11/01/26 (Call 08/01/26)	60	59,010
4.38%, 11/01/46 (Call 05/01/46)	47	44,236
		5,838,172
Manufacturing — 0.2%
Carlisle Companies Inc.
2.75%, 03/01/30 (Call 12/01/29)	102	89,532
3.50%, 12/01/24 (Call 10/01/24)	55	54,947
3.75%, 12/01/27 (Call 09/01/27)	29	28,396
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	115	111,793
3.92%, 09/15/47 (Call 03/15/47)	10	8,879
4.00%, 11/02/32	20	19,847
4.15%, 11/02/42	121	115,387
EnPro Industries Inc., 5.75%, 10/15/26 (Call 07/01/22)	55	55,000
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 07/01/22)(b)(c)	35	34,150
Hillenbrand Inc.
3.75%, 03/01/31 (Call 03/01/26)(c)	35	30,672
5.00%, 09/15/26 (Call 07/15/26)	51	49,748
5.75%, 06/15/25 (Call 07/01/22)	40	41,087
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	175	170,217
3.50%, 03/01/24 (Call 12/01/23)	15	15,174
3.90%, 09/01/42 (Call 03/01/42)	28	26,168
4.88%, 09/15/41 (Call 03/15/41)	47	50,067
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	210	207,354
3.25%, 03/01/27 (Call 12/01/26)	5	4,880
3.25%, 06/14/29 (Call 03/14/29)	101	94,675
3.30%, 11/21/24 (Call 08/21/24)	45	45,009
4.00%, 06/14/49 (Call 12/14/48)	103	89,939
4.10%, 03/01/47 (Call 09/01/46)	45	39,820
4.20%, 11/21/34 (Call 05/21/34)	76	72,553
4.45%, 11/21/44 (Call 05/21/44)	22	20,398
6.25%, 05/15/38	40	45,187
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	15	14,725

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	$32	$31,033
4.25%, 06/15/23	39	39,498
4.30%, 02/21/48 (Call 08/21/47)	17	15,471
5.75%, 06/15/43	50	54,628
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	45	44,560
3.55%, 11/01/24 (Call 08/01/24)	60	60,196
3.80%, 03/21/29 (Call 12/21/28)	83	79,905
4.50%, 03/21/49 (Call 09/21/48)	54	50,203
4.65%, 11/01/44 (Call 05/01/44)	35	33,060
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	26	25,967
		1,970,125
Media — 0.5%
Belo Corp.
7.25%, 09/15/27	30	32,086
7.75%, 06/01/27	20	21,551
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(b)	45	39,859
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	30	29,455
3.63%, 05/15/30 (Call 02/15/30)	99	91,529
3.80%, 03/13/24 (Call 01/13/24)(c)	22	22,118
3.95%, 06/15/25 (Call 03/15/25)	25	24,823
3.95%, 03/20/28 (Call 12/20/27)	157	151,883
4.00%, 09/15/55 (Call 03/15/55)	66	50,021
4.13%, 05/15/29 (Call 02/15/29)	90	85,887
4.65%, 05/15/50 (Call 11/15/49)	57	47,750
4.88%, 04/01/43	59	52,288
4.90%, 03/11/26 (Call 12/11/25)	55	56,561
5.00%, 09/20/37 (Call 03/20/37)	97	93,271
5.20%, 09/20/47 (Call 03/20/47)	122	111,441
5.30%, 05/15/49 (Call 11/15/48)	78	72,377
6.35%, 06/01/40	44	45,870
Gannett Holdings LLC, 6.00%, 11/01/26 (Call 11/01/23)(b)(c)	25	22,724
Gray Escrow II Inc., 5.38%, 11/15/31 (Call 11/15/26)(b)	98	89,303
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(b)	65	57,778
5.88%, 07/15/26 (Call 07/01/22)(b)	100	98,870
7.00%, 05/15/27 (Call 06/13/22)(b)(c)	50	50,829
Grupo Televisa SAB
6.13%, 01/31/46 (Call 07/31/45)(c)	200	226,472
6.63%, 01/15/40	70	77,895
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(b)	45	40,584
5.25%, 08/15/27 (Call 08/15/22)(b)(c)	60	56,402
6.38%, 05/01/26 (Call 06/16/22)	70	69,042
8.38%, 05/01/27 (Call 06/16/22)(c)	115	107,901
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(b)	45	40,654
5.38%, 01/15/31 (Call 01/15/26)(b)(c)	70	60,955
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/22)(b)(c)	35	33,036
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/23)(b)(c)	65	61,015
3.88%, 09/01/31 (Call 09/01/26)(b)(c)	125	110,019
4.00%, 07/15/28 (Call 07/15/24)(b)	165	153,136
4.13%, 07/01/30 (Call 07/01/25)(b)	125	112,685
5.00%, 08/01/27 (Call 08/01/22)(b)	125	124,467
5.50%, 07/01/29 (Call 07/01/24)(b)(c)	95	94,402
Sky Group Finance Ltd., 6.50%, 10/15/35(b)	20	24,410
Sky Ltd., 3.75%, 09/16/24(b)	10	10,101
Security	Par (000)	Value

Media (continued)
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)(c)	$80	$78,335
4.75%, 03/15/26 (Call 03/15/23)(b)(c)	51	50,913
5.00%, 09/15/29 (Call 09/15/24)	80	78,992
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	66	64,772
4.30%, 11/23/23 (Call 08/23/23)	42	42,624
5.50%, 08/15/35	72	76,343
5.65%, 11/23/43 (Call 05/23/43)	64	67,777
5.85%, 04/15/40	22	23,847
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(b)(c)	70	64,584
5.13%, 02/15/25 (Call 06/13/22)(b)	120	119,546
6.63%, 06/01/27 (Call 06/01/23)(b)	130	131,852
9.50%, 05/01/25 (Call 06/13/22)(b)	35	36,464
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(b)(c)	54	46,183
5.13%, 04/15/27 (Call 07/04/22)(b)	65	63,282
5.38%, 06/15/24 (Call 03/15/24)(b)	40	40,402
VZ Secured Financing BV, 5.00%, 01/15/32 (Call 01/15/27)(b)	150	135,832
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(b)	30	26,669
6.00%, 01/15/27 (Call 07/01/22)(b)(c)	20	19,517
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(b)	70	64,843
		3,984,227
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc., 5.00%, 09/30/27
(Call 09/30/22)(b)	35	33,678
Timken Co. (The)
3.88%, 09/01/24 (Call 06/01/24)	23	22,914
4.50%, 12/15/28 (Call 09/15/28)	30	29,827
Valmont Industries Inc., 5.00%, 10/01/44 (Call 04/01/44)	42	40,057
		126,476
Mining — 0.2%
Century Aluminum Co., 7.50%, 04/01/28 (Call 04/01/24)(b)(c)	25	23,615
Coeur Mining Inc., 5.13%, 02/15/29 (Call 02/15/24)(b)	55	44,061
Compass Minerals International Inc.
4.88%, 07/15/24 (Call 05/15/24)(b)	40	38,630
6.75%, 12/01/27 (Call 12/01/22)(b)	35	33,374
Constellium SE
3.75%, 04/15/29 (Call 04/15/24)(b)	50	43,878
5.63%, 06/15/28 (Call 06/15/23)(b)(c)	20	19,330
5.88%, 02/15/26 (Call 07/01/22)(b)	20	19,883
First Quantum Minerals Ltd., 6.88%, 03/01/26 (Call 06/10/22)(d)	200	200,774
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(b)	130	116,028
4.50%, 09/15/27 (Call 06/15/27)(b)	55	52,942
5.13%, 05/15/24 (Call 02/15/24)(b)	55	55,956
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(b)	50	48,975
6.13%, 04/15/32 (Call 01/15/32)(b)	65	64,800
Industrias Penoles SAB de CV, 4.15%, 09/12/29 (Call 06/12/29)(d)	200	189,200
Joseph T Ryerson & Son Inc., 8.50%, 08/01/28 (Call 08/01/23)(b)	8	8,323
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)(c)	180	181,969
5.95%, 03/15/24 (Call 12/15/23)	40	41,458

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/23)(b)	$30	$28,259
Newcrest Finance Pty Ltd.
3.25%, 05/13/30 (Call 02/13/30)(b)	70	63,740
4.20%, 05/13/50 (Call 11/13/49)(b)	10	8,423
5.75%, 11/15/41(b)	102	104,720
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	170	146,231
2.60%, 07/15/32 (Call 04/15/32)	80	69,004
2.80%, 10/01/29 (Call 07/01/29)	80	73,154
4.88%, 03/15/42 (Call 09/15/41)	60	60,751
5.45%, 06/09/44 (Call 12/09/43)	67	71,221
5.88%, 04/01/35	67	73,693
6.25%, 10/01/39	38	43,706
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 10/07/22)(b)(c)	50	48,652
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/23)(b)	25	24,059
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	25	21,022
		2,019,831
Multi-National — 0.0%
Nordic Investment Bank, 0.38%, 09/20/24	150	142,275

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	34	31,281
3.25%, 02/15/29 (Call 08/15/23)	110	97,286
3.28%, 12/01/28 (Call 10/01/28)	60	53,987
3.57%, 12/01/31 (Call 09/01/31)	10	8,916
4.13%, 05/01/25 (Call 07/01/22)	10	9,898
4.25%, 04/01/28 (Call 10/01/22)	80	76,434
5.50%, 12/01/24 (Call 06/01/24)	70	71,496
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)(c)	60	58,682
6.88%, 03/15/27 (Call 03/15/24)(b)(c)	25	22,105
7.25%, 03/15/29 (Call 03/15/24)(b)	25	21,481
Xerox Corp.
3.80%, 05/15/24	25	24,781
4.80%, 03/01/35	15	12,135
6.75%, 12/15/39	35	31,163
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(b)	95	93,198
5.50%, 08/15/28 (Call 07/15/28)(b)	60	55,421
		668,264
Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)(c)	37	35,525

Oil & Gas — 0.1%
Qatar Energy, 2.25%, 07/12/31 (Call 04/12/31)(d)	200	177,556
Qatar Petroleum
3.13%, 07/12/41 (Call 01/12/41)(d)	200	168,306
3.30%, 07/12/51 (Call 01/12/51)(d)	200	164,598
		510,460
Packaging & Containers — 0.3%
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	165	141,750
2.69%, 05/25/31 (Call 02/25/31)	52	44,395
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)(c)	105	90,816
3.13%, 09/15/31 (Call 06/15/31)	75	65,568
4.00%, 11/15/23	75	75,277
4.88%, 03/15/26 (Call 12/15/25)	50	50,908
5.25%, 07/01/25(c)	100	102,875
Security	Par (000)	Value

Packaging & Containers (continued)
Brambles USA Inc., 4.13%, 10/23/25 (Call 07/25/25)(b)	$65	$64,884
Cascades Inc./Cascades USA Inc.
5.13%, 01/15/26 (Call 01/15/23)(b)	20	19,200
5.38%, 01/15/28 (Call 01/15/23)(b)(c)	37	34,270
Graphic Packaging International LLC
0.82%, 04/15/24 (Call 03/15/24)(b)	95	89,929
1.51%, 04/15/26 (Call 03/15/26)(b)	140	127,264
3.50%, 03/15/28(b)	30	27,858
3.50%, 03/01/29 (Call 09/01/28)(b)	25	22,531
3.75%, 02/01/30 (Call 08/01/29)(b)(c)	30	26,878
4.13%, 08/15/24 (Call 05/15/24)	15	14,906
4.75%, 07/15/27 (Call 04/15/27)(b)	25	24,301
Matthews International Corp., 5.25%, 12/01/25 (Call 07/01/22)(b)	41	39,174
Sealed Air Corp.
1.57%, 10/15/26 (Call 09/15/26)(b)	115	102,366
4.00%, 12/01/27 (Call 09/01/27)(b)(c)	70	66,167
5.13%, 12/01/24 (Call 09/01/24)(b)	40	40,607
5.50%, 09/15/25 (Call 06/15/25)(b)	25	25,626
6.88%, 07/15/33(b)	45	47,659
Sonoco Products Co.
1.80%, 02/01/25 (Call 02/01/23)	255	243,120
2.25%, 02/01/27 (Call 01/01/27)	210	194,281
3.13%, 05/01/30 (Call 02/01/30)	65	58,681
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/15/22)(b)	100	99,434
8.50%, 08/15/27 (Call 08/15/22)(b)(c)	110	108,900
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	20	19,790
3.00%, 06/15/33 (Call 03/15/33)	50	44,040
3.38%, 09/15/27 (Call 06/15/27)	10	9,658
3.75%, 03/15/25 (Call 01/15/25)	30	30,112
3.90%, 06/01/28 (Call 03/01/28)(c)	20	19,753
4.20%, 06/01/32 (Call 03/01/32)	15	14,698
4.65%, 03/15/26 (Call 01/15/26)	170	174,709
4.90%, 03/15/29 (Call 12/15/28)	30	30,959
		2,393,344
Pharmaceuticals — 0.3%
180 Medical Inc., 3.88%, 10/15/29 (Call 10/07/24)(b)	30	27,439
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(b)	40	34,445
5.13%, 03/01/30 (Call 03/01/25)(b)	45	39,134
6.13%, 08/01/28 (Call 08/01/23)(b)	35	32,723
Elanco Animal Health Inc., 6.40%, 08/28/28 (Call 05/28/28)	60	61,824
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	40	29,014
2.75%, 06/01/25 (Call 03/01/25)	120	119,534
3.38%, 03/15/29 (Call 12/15/28)	56	55,537
3.95%, 05/15/47 (Call 11/15/46)	70	69,154
3.95%, 03/15/49 (Call 09/15/48)	35	34,890
4.15%, 03/15/59 (Call 09/15/58)	50	49,751
EMD Finance LLC, 3.25%, 03/19/25 (Call 12/19/24)(b)	155	154,138
Horizon Therapeutics USA Inc., 5.50%, 08/01/27 (Call 08/01/22)(b)(c)	45	45,312
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(b)	100	96,774
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	30	30,625
4.60%, 06/01/44 (Call 12/01/43)	40	40,268
Novartis Capital Corp.
2.20%, 08/14/30 (Call 05/14/30)	200	180,294

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.00%, 11/20/25 (Call 08/20/25)	$20	$20,077
4.00%, 11/20/45 (Call 05/20/45)	310	301,670
4.40%, 05/06/44	35	36,159
Option Care Health Inc., 4.38%, 10/31/29 (Call 10/31/24)(b)	30	27,407
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(b)(c)	165	157,854
5.13%, 04/30/31 (Call 04/30/26)(b)(c)	130	124,071
Owens & Minor Inc.
4.38%, 12/15/24 (Call 09/15/24)	20	19,856
4.50%, 03/31/29 (Call 03/31/24)(b)	40	36,118
6.63%, 04/01/30 (Call 04/01/25)(b)	50	49,181
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	110	110,937
3.90%, 06/15/30 (Call 03/15/30)	60	55,221
4.38%, 03/15/26 (Call 12/15/25)	50	49,237
4.90%, 12/15/44 (Call 06/15/44)	10	8,021
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	55	47,578
3.00%, 09/12/27 (Call 06/12/27)	15	14,496
3.00%, 05/15/50 (Call 11/15/49)	50	39,296
3.90%, 08/20/28 (Call 05/20/28)	30	29,970
3.95%, 09/12/47 (Call 03/12/47)	77	71,109
4.45%, 08/20/48 (Call 02/20/48)	70	68,992
4.50%, 11/13/25 (Call 08/13/25)	85	87,655
4.70%, 02/01/43 (Call 08/01/42)	134	136,636
		2,592,397
Private Equity — 0.0%
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(b)	65	66,402
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29 (Call 06/19/29)(b)	10	9,387
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(b)	30	30,093
		105,882
Real Estate — 0.2%
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	20	16,813
4.88%, 03/01/26 (Call 12/01/25)	55	56,416
Corp Inmobiliaria Vesta SAB de CV, 3.63%, 05/13/31 (Call 02/13/31)(d)	200	165,984
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28 (Call 05/15/23)(b)	65	65,514
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(b)	40	37,306
4.38%, 02/01/31 (Call 02/01/26)(b)(c)	70	62,245
5.38%, 08/01/28 (Call 08/01/23)(b)	50	48,692
Hysan MTN Ltd., 2.88%, 06/02/27 (Call 03/02/27)(d)	200	191,190
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)	50	45,376
4.75%, 02/01/30 (Call 09/01/24)	50	44,619
5.00%, 03/01/31 (Call 03/01/26)	50	44,498
MAF Sukuk Ltd., 3.93%, 02/28/30(d)	200	193,406
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(b)	45	44,705
5.25%, 04/15/30 (Call 04/15/25)(b)	80	69,799
5.75%, 01/15/29 (Call 01/15/24)(b)	65	57,925
Sino-Ocean Land Treasure Finance I Ltd., 6.00%, 07/30/24(d)	200	172,024
Sun Hung Kai Properties Capital Market Ltd., 2.75%, 05/13/30 (Call 02/13/30)(d)	200	180,552
Swire Properties MTN Financing Ltd., 3.50%, 01/10/28(d)	200	197,538
Vanke Real Estate Hong Kong Co. Ltd., 3.50%, 11/12/29(d)	200	172,978
Security	Par (000)	Value

Real Estate (continued)
Wharf REIC Finance BVI Ltd., 2.38%, 05/07/25(d)	$200	$193,302
		2,060,882
Real Estate Investment Trusts — 2.0%
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	63	50,059
2.00%, 05/18/32 (Call 02/18/32)	35	28,882
2.75%, 12/15/29 (Call 09/15/29)	15	13,532
2.95%, 03/15/34 (Call 12/15/33)	200	175,164
3.00%, 05/18/51 (Call 11/18/50)	62	44,625
3.38%, 08/15/31 (Call 05/15/31)	40	36,984
3.45%, 04/30/25 (Call 02/28/25)	175	174,536
3.80%, 04/15/26 (Call 02/15/26)	115	114,341
3.95%, 01/15/27 (Call 10/15/26)	23	23,101
4.00%, 02/01/50 (Call 08/01/49)	60	51,686
4.30%, 01/15/26 (Call 10/15/25)	135	136,870
4.50%, 07/30/29 (Call 04/30/29)	80	80,114
4.70%, 07/01/30 (Call 04/01/30)	40	40,617
4.85%, 04/15/49 (Call 10/15/48)	15	14,741
4.90%, 12/15/30 (Call 09/15/30)	101	104,296
American Campus Communities Operating Partnership LP
2.25%, 01/15/29 (Call 11/15/28)(c)	65	61,056
2.85%, 02/01/30 (Call 11/01/29)	60	57,724
3.30%, 07/15/26 (Call 05/15/26)	45	44,397
3.63%, 11/15/27 (Call 08/15/27)	26	25,882
3.88%, 01/30/31 (Call 10/30/30)	20	20,083
4.13%, 07/01/24 (Call 04/01/24)	15	15,207
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	5	4,607
1.45%, 09/15/26 (Call 08/15/26)	35	31,378
1.50%, 01/31/28 (Call 11/30/27)	45	38,554
1.60%, 04/15/26 (Call 03/15/26)	30	27,394
1.88%, 10/15/30 (Call 07/15/30)	105	84,492
2.10%, 06/15/30 (Call 03/15/30)	129	106,701
2.30%, 09/15/31 (Call 06/15/31)	40	32,739
2.40%, 03/15/25 (Call 02/15/25)	95	91,582
2.70%, 04/15/31 (Call 01/15/31)	10	8,500
2.75%, 01/15/27 (Call 11/15/26)	84	78,597
2.90%, 01/15/30 (Call 10/15/29)	180	159,224
2.95%, 01/15/25 (Call 12/15/24)	40	39,342
2.95%, 01/15/51 (Call 07/15/50)	25	17,628
3.00%, 06/15/23	177	176,959
3.10%, 06/15/50 (Call 12/15/49)	140	101,724
3.13%, 01/15/27 (Call 10/15/26)	84	79,773
3.38%, 10/15/26 (Call 07/15/26)	69	66,868
3.55%, 07/15/27 (Call 04/15/27)	54	51,943
3.60%, 01/15/28 (Call 10/15/27)	49	46,671
3.70%, 10/15/49 (Call 04/15/49)	92	73,099
3.80%, 08/15/29 (Call 05/15/29)	36	34,037
3.95%, 03/15/29 (Call 12/15/28)	161	154,206
4.00%, 06/01/25 (Call 03/01/25)	14	14,089
4.40%, 02/15/26 (Call 11/15/25)	70	71,010
5.00%, 02/15/24	130	133,618
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)	10	8,925
3.20%, 01/15/28 (Call 10/15/27)	20	19,261
3.30%, 06/01/29 (Call 03/01/29)	200	190,178
3.35%, 05/15/27 (Call 02/15/27)	50	48,837
3.90%, 10/15/46 (Call 04/15/46)	40	36,390
4.15%, 07/01/47 (Call 01/01/47)	25	23,531

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)(c)	$80	$64,482
2.55%, 04/01/32 (Call 01/01/32)	30	24,964
2.75%, 10/01/26 (Call 07/01/26)	75	71,253
2.90%, 03/15/30 (Call 12/15/29)	50	44,462
3.13%, 09/01/23 (Call 06/01/23)	15	15,005
3.20%, 01/15/25 (Call 10/15/24)	79	78,256
3.25%, 01/30/31 (Call 10/30/30)	165	147,924
3.40%, 06/21/29 (Call 03/21/29)	25	23,245
3.65%, 02/01/26 (Call 11/03/25)	206	204,158
3.80%, 02/01/24 (Call 11/01/23)	62	62,470
4.50%, 12/01/28 (Call 09/01/28)	40	40,301
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	40	38,706
4.10%, 10/01/24 (Call 07/01/24)	25	25,083
4.55%, 10/01/29 (Call 07/01/29)	65	64,019
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)	80	70,802
2.50%, 08/16/31 (Call 05/16/31)	10	8,267
3.65%, 06/15/24 (Call 04/15/24)	10	9,950
3.85%, 02/01/25 (Call 11/01/24)	40	39,972
3.90%, 03/15/27 (Call 12/15/26)	60	58,424
4.05%, 07/01/30 (Call 04/01/30)	185	173,957
4.13%, 06/15/26 (Call 03/15/26)	57	56,712
4.13%, 05/15/29 (Call 02/15/29)	15	14,473
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR
Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/23)(b)	60	56,186
5.75%, 05/15/26 (Call 06/13/22)(b)	75	73,739
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	16	14,570
3.15%, 07/01/29 (Call 04/01/29)	29	27,262
3.35%, 11/01/49 (Call 05/01/49)	75	60,764
4.10%, 10/15/28 (Call 07/15/28)	20	19,962
Corporate Office Properties LP
2.25%, 03/15/26 (Call 02/15/26)	88	81,088
2.75%, 04/15/31 (Call 01/15/31)	20	16,806
2.90%, 12/01/33 (Call 09/01/33)	20	16,288
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	25	22,262
1.35%, 07/15/25 (Call 06/15/25)	65	60,187
2.10%, 04/01/31 (Call 01/01/31)	81	66,691
2.25%, 01/15/31 (Call 10/15/30)	67	56,228
2.50%, 07/15/31 (Call 04/15/31)	66	55,874
2.90%, 04/01/41 (Call 10/01/40)	87	66,162
3.10%, 11/15/29 (Call 08/15/29)	55	50,004
3.15%, 07/15/23 (Call 06/15/23)	37	37,069
3.20%, 09/01/24 (Call 07/01/24)	92	91,348
3.25%, 01/15/51 (Call 07/15/50)	43	32,423
3.30%, 07/01/30 (Call 04/01/30)	82	74,807
3.65%, 09/01/27 (Call 06/01/27)	104	101,344
3.70%, 06/15/26 (Call 03/15/26)	50	49,557
3.80%, 02/15/28 (Call 11/15/27)	72	70,102
4.00%, 03/01/27 (Call 12/01/26)	20	19,906
4.00%, 11/15/49 (Call 05/15/49)	35	29,580
4.15%, 07/01/50 (Call 01/01/50)	53	46,504
4.30%, 02/15/29 (Call 11/15/28)	37	36,543
4.45%, 02/15/26 (Call 11/15/25)	57	57,781
4.75%, 05/15/47 (Call 11/15/46)	127	119,061
5.20%, 02/15/49 (Call 08/15/48)	57	57,361
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	$40	$37,678
3.70%, 08/15/27 (Call 05/15/27)(c)	225	218,815
4.45%, 07/15/28 (Call 04/15/28)	65	65,068
Duke Realty LP
1.75%, 07/01/30 (Call 04/01/30)	74	61,566
1.75%, 02/01/31 (Call 11/01/30)	5	4,110
2.88%, 11/15/29 (Call 08/15/29)	24	22,053
3.05%, 03/01/50 (Call 09/01/49)	52	39,311
3.25%, 06/30/26 (Call 03/30/26)	120	117,478
3.38%, 12/15/27 (Call 09/15/27)	10	9,664
4.00%, 09/15/28 (Call 06/15/28)	26	25,973
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	30	27,375
1.25%, 07/15/25 (Call 06/15/25)	89	82,316
1.55%, 03/15/28 (Call 01/15/28)	55	47,298
1.80%, 07/15/27 (Call 05/15/27)	120	106,357
2.00%, 05/15/28 (Call 03/15/28)	65	57,258
2.15%, 07/15/30 (Call 04/15/30)	99	83,291
2.63%, 11/18/24 (Call 10/18/24)	207	202,771
2.90%, 11/18/26 (Call 09/18/26)	74	70,048
2.95%, 09/15/51 (Call 03/15/51)	79	56,670
3.00%, 07/15/50 (Call 01/15/50)	105	75,702
3.20%, 11/18/29 (Call 08/18/29)(c)	106	97,289
3.40%, 02/15/52 (Call 08/15/51)	15	11,660
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	145	122,009
2.50%, 02/15/30 (Call 11/15/29)	47	42,224
2.85%, 11/01/26 (Call 08/01/26)	20	19,355
3.00%, 07/01/29 (Call 04/01/29)	135	126,499
3.25%, 08/01/27 (Call 05/01/27)	122	118,311
3.38%, 06/01/25 (Call 03/01/25)	25	24,857
3.50%, 03/01/28 (Call 12/01/27)	142	138,823
4.50%, 06/01/45 (Call 12/01/44)	15	14,434
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)	20	18,176
3.20%, 06/15/29 (Call 03/15/29)	85	78,548
3.25%, 07/15/27 (Call 04/15/27)	15	14,374
3.50%, 06/01/30 (Call 03/01/30)	121	112,136
3.95%, 01/15/24 (Call 10/15/23)	110	110,826
4.50%, 12/01/44 (Call 06/01/44)	20	18,467
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28
(Call 12/15/27)(b)	20	19,449
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(b)	80	74,043
3.75%, 09/15/30(b)	30	25,367
6.00%, 04/15/25 (Call 07/01/22)(b)(c)	25	25,407
Healthpeak Properties Inc.
1.35%, 02/01/27 (Call 01/01/27)	25	22,426
2.88%, 01/15/31 (Call 10/15/30)	51	45,411
3.00%, 01/15/30 (Call 10/15/29)	75	68,552
3.25%, 07/15/26 (Call 05/15/26)	40	39,156
3.40%, 02/01/25 (Call 11/01/24)	7	6,961
4.00%, 06/01/25 (Call 03/01/25)	25	25,164
6.75%, 02/01/41 (Call 08/01/40)	54	64,590
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	45	44,959
Series E, 4.00%, 06/15/25 (Call 03/15/25)	160	158,934
Series F, 4.50%, 02/01/26 (Call 11/01/25)	87	86,975
Series H, 3.38%, 12/15/29 (Call 09/15/29)	92	82,511

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Series I, 3.50%, 09/15/30 (Call 06/15/30)	$27	$24,127
Series J, 2.90%, 12/15/31 (Call 09/15/31)	10	8,275
Hudson Pacific Properties LP, 4.65%, 04/01/29 (Call 01/01/29)	20	19,691
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(b)	100	89,769
4.88%, 09/15/27 (Call 09/15/22)(b)	82	80,687
4.88%, 09/15/29 (Call 09/15/24)(b)	70	66,284
5.00%, 07/15/28 (Call 07/15/23)(b)(c)	40	38,955
5.25%, 03/15/28 (Call 12/27/22)(b)	60	58,343
5.25%, 07/15/30 (Call 07/15/25)(b)	95	90,805
5.63%, 07/15/32 (Call 07/15/26)(b)	50	47,777
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(b)	65	59,826
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	35	34,559
4.75%, 10/01/24 (Call 07/01/24)	65	65,003
5.50%, 02/15/26 (Call 08/15/22)	45	45,273
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	40	32,343
2.65%, 11/15/33 (Call 08/15/33)	10	7,976
3.05%, 02/15/30 (Call 11/15/29)	10	8,877
3.45%, 12/15/24 (Call 09/15/24)	10	9,893
4.38%, 10/01/25 (Call 07/01/25)	35	35,404
4.75%, 12/15/28 (Call 09/15/28)	30	30,371
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)	20	17,735
2.70%, 03/01/24 (Call 01/01/24)	5	4,950
2.70%, 10/01/30 (Call 07/01/30)	60	53,335
2.80%, 10/01/26 (Call 07/01/26)	19	18,134
3.13%, 06/01/23 (Call 03/01/23)	72	72,174
3.30%, 02/01/25 (Call 12/01/24)	5	4,955
3.70%, 10/01/49 (Call 04/01/49)	48	38,795
3.80%, 04/01/27 (Call 01/01/27)	20	19,803
4.13%, 12/01/46 (Call 06/01/46)	30	25,754
4.25%, 04/01/45 (Call 10/01/44)	25	21,810
4.45%, 09/01/47 (Call 03/01/47)	77	70,768
Physicians Realty LP
2.63%, 11/01/31 (Call 08/01/31)	20	16,784
3.95%, 01/15/28 (Call 10/15/27)	10	9,779
4.30%, 03/15/27 (Call 12/15/26)	20	20,077
Piedmont Operating Partnership LP, 2.75%, 04/01/32 (Call 01/01/32)	5	4,031
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	35	28,493
1.63%, 03/15/31 (Call 12/15/30)	80	66,214
2.13%, 04/15/27 (Call 02/15/27)	51	47,742
2.13%, 10/15/50 (Call 04/15/50)	62	40,641
2.25%, 04/15/30 (Call 01/15/30)	74	65,310
3.00%, 04/15/50 (Call 10/15/49)	27	21,330
3.25%, 10/01/26 (Call 07/01/26)	40	39,686
3.88%, 09/15/28 (Call 06/15/28)	120	119,780
4.38%, 02/01/29 (Call 11/01/28)	5	5,103
4.38%, 09/15/48 (Call 03/15/48)	35	34,413
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	10	8,953
2.20%, 06/15/28 (Call 04/15/28)	30	26,982
3.00%, 01/15/27 (Call 10/15/26)	30	28,981
3.10%, 12/15/29 (Call 09/15/29)	95	88,472
3.25%, 01/15/31 (Call 10/15/30)	97	91,054
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.65%, 01/15/28 (Call 10/15/27)	$40	$39,344
3.88%, 04/15/25 (Call 02/15/25)	10	10,076
3.95%, 08/15/27 (Call 05/15/27)	25	25,041
4.65%, 03/15/47 (Call 09/15/46)	75	75,745
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	115	103,119
3.60%, 02/01/27 (Call 11/01/26)	80	78,830
3.70%, 06/15/30 (Call 03/15/30)	30	28,096
4.40%, 02/01/47 (Call 08/01/46)	20	18,664
4.65%, 03/15/49 (Call 09/15/48)	35	33,227
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(b)	50	46,766
4.75%, 10/15/27 (Call 10/15/22)	50	48,182
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)	125	111,270
3.88%, 02/15/27 (Call 02/15/23)	115	112,414
Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25 (Call 07/30/25)(b)	40	39,033
3.50%, 02/12/25 (Call 11/14/24)(b)	90	88,859
3.63%, 01/28/26 (Call 12/28/25)(b)	75	73,745
3.75%, 03/23/27 (Call 12/23/26)(b)	5	4,912
4.38%, 05/28/30 (Call 02/28/30)(b)	45	44,492
Scentre Group Trust 2
4.75%, 09/24/80 (Call 06/24/26)(a)(b)	220	209,013
5.13%, 09/24/80 (Call 06/24/30)(a)(b)	25	22,877
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(b)	35	32,551
3.75%, 12/31/24 (Call 09/30/24)(b)	55	53,137
4.38%, 01/15/27 (Call 07/15/26)(b)	55	51,899
4.75%, 03/15/25 (Call 09/15/24)	40	39,643
5.50%, 11/01/23 (Call 08/01/23)(b)	20	20,079
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
6.00%, 01/15/30 (Call 01/15/25)(b)	45	36,071
7.88%, 02/15/25 (Call 07/01/22)(b)	190	195,020
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(b)	65	58,147
6.50%, 02/15/29 (Call 02/15/24)(b)(c)	90	76,031
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	40	33,977
2.65%, 01/15/25 (Call 12/15/24)	163	158,472
3.00%, 01/15/30 (Call 10/15/29)	50	44,992
3.25%, 10/15/26 (Call 07/15/26)	80	77,467
3.50%, 04/15/24 (Call 03/15/24)	35	35,170
3.50%, 02/01/25 (Call 11/01/24)	32	31,749
3.75%, 05/01/24 (Call 02/01/24)	19	19,070
3.85%, 04/01/27 (Call 01/01/27)	42	41,592
4.00%, 03/01/28 (Call 12/01/27)	27	26,542
4.13%, 01/15/26 (Call 10/15/25)	85	85,360
4.38%, 02/01/45 (Call 08/01/44)	50	45,178
4.40%, 01/15/29 (Call 10/15/28)	27	26,753
4.75%, 11/15/30 (Call 08/15/30)	87	88,121
4.88%, 04/15/49 (Call 10/15/48)	27	25,665
5.70%, 09/30/43 (Call 03/30/43)	25	26,456
VICI Properties LP, 4.75%, 02/15/28 (Call 01/15/28)	200	198,080
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 07/01/22)(b)	55	52,514
3.75%, 02/15/27 (Call 02/15/23)(b)	80	74,430
4.13%, 08/15/30 (Call 02/15/25)(b)(c)	80	73,537
4.25%, 12/01/26 (Call 12/01/22)(b)	100	95,005
4.63%, 12/01/29 (Call 12/01/24)(b)	85	79,925

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
WEA Finance LLC
2.88%, 01/15/27 (Call 11/15/26)(b)	$130	$119,227
3.50%, 06/15/29 (Call 03/15/29)(b)	130	118,378
4.13%, 09/20/28 (Call 06/20/28)(b)	40	38,482
4.63%, 09/20/48 (Call 03/20/48)(b)	75	61,274
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.75%, 09/17/24 (Call 06/17/24)(b)	85	83,626
4.75%, 09/17/44 (Call 03/17/44)(b)	10	8,258
Welltower Inc.
2.05%, 01/15/29 (Call 11/15/28)	136	117,251
2.70%, 02/15/27 (Call 12/15/26)	80	76,018
2.75%, 01/15/31 (Call 10/15/30)	75	65,547
2.75%, 01/15/32 (Call 10/15/31)	25	21,596
2.80%, 06/01/31 (Call 03/01/31)	25	22,025
3.63%, 03/15/24 (Call 02/15/24)	285	286,251
4.00%, 06/01/25 (Call 03/01/25)	165	166,114
4.13%, 03/15/29 (Call 12/15/28)	50	49,432
4.25%, 04/01/26 (Call 01/01/26)	165	166,264
4.25%, 04/15/28 (Call 01/15/28)	20	19,989
4.50%, 01/15/24 (Call 10/15/23)	40	40,584
4.95%, 09/01/48 (Call 03/01/48)	30	30,082
6.50%, 03/15/41 (Call 09/15/40)	60	70,546
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)	90	71,701
2.40%, 02/01/31 (Call 11/01/30)	30	25,250
3.85%, 07/15/29 (Call 04/15/29)	10	9,552
4.00%, 02/01/25 (Call 11/01/24)	20	20,103
4.25%, 10/01/26 (Call 07/01/26)	90	90,987
4.60%, 04/01/24 (Call 01/01/24)	40	40,719
XHR LP
4.88%, 06/01/29 (Call 06/01/24)(b)	45	42,177
6.38%, 08/15/25 (Call 08/15/22)(b)	35	35,727
		16,518,567
Retail — 1.2%
Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)	112	97,924
3.90%, 04/15/30 (Call 01/15/30)	132	124,121
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)(c)	30	28,310
4.63%, 11/15/29 (Call 11/15/24)(b)	62	57,305
4.75%, 03/01/30 (Call 03/01/25)	30	27,504
5.00%, 02/15/32 (Call 11/15/26)(b)(c)	50	45,327
AutoNation Inc.
2.40%, 08/01/31 (Call 05/01/31)	75	60,454
3.50%, 11/15/24 (Call 09/15/24)	72	71,572
3.80%, 11/15/27 (Call 08/15/27)	25	24,171
4.50%, 10/01/25 (Call 07/01/25)	15	15,250
4.75%, 06/01/30 (Call 03/01/30)	144	140,874
Beacon Roofing Supply Inc.
4.13%, 05/15/29 (Call 05/15/24)(b)(c)	25	22,071
4.50%, 11/15/26 (Call 11/15/22)(b)	25	24,385
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	104	85,369
4.45%, 10/01/28 (Call 07/01/28)	45	45,464
Brinker International Inc., 5.00%, 10/01/24 (Call 07/01/24)(b)(c)	40	38,682
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/22)(b)(c)	41	41,371
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	30	28,113
3.88%, 04/15/27 (Call 01/15/27)	40	40,062
Security	Par (000)	Value

Retail (continued)
4.13%, 05/01/28 (Call 02/01/28)	$25	$25,095
4.13%, 04/03/50 (Call 10/03/49)	120	102,149
4.15%, 11/01/25 (Call 08/01/25)	10	10,194
Falabella SA, 3.75%, 10/30/27 (Call 07/30/27)(d)	200	188,096
Foot Locker Inc., 4.00%, 10/01/29 (Call 10/01/24)(b)(c)	65	54,055
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(b)	50	36,653
3.88%, 10/01/31 (Call 10/01/26)(b)	60	42,712
Genuine Parts Co., 1.88%, 11/01/30 (Call 08/01/30)	25	20,113
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(b)	62	56,444
GYP Holdings III Corp., 4.63%, 05/01/29 (Call 05/01/24)(b)	25	21,016
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	135	116,945
1.38%, 03/15/31 (Call 12/15/30)	85	70,283
1.50%, 09/15/28 (Call 07/15/28)	50	44,502
2.13%, 09/15/26 (Call 06/15/26)	60	57,561
2.38%, 03/15/51 (Call 09/15/50)	70	49,895
2.50%, 04/15/27 (Call 02/15/27)(c)	271	261,301
2.70%, 04/15/30 (Call 01/15/30)	104	96,740
2.75%, 09/15/51 (Call 03/15/51)	40	30,427
2.80%, 09/14/27 (Call 06/14/27)	112	109,264
2.95%, 06/15/29 (Call 03/15/29)	145	138,542
3.00%, 04/01/26 (Call 01/01/26)	43	42,987
3.13%, 12/15/49 (Call 06/15/49)	117	95,254
3.30%, 04/15/40 (Call 10/15/39)	200	177,242
3.35%, 09/15/25 (Call 06/15/25)	15	15,167
3.35%, 04/15/50 (Call 10/15/49)	112	95,404
3.50%, 09/15/56 (Call 03/15/56)	45	38,666
3.75%, 02/15/24 (Call 11/15/23)	44	44,821
3.90%, 12/06/28 (Call 09/06/28)	85	87,038
3.90%, 06/15/47 (Call 12/15/46)	110	102,545
4.20%, 04/01/43 (Call 10/01/42)	10	9,824
4.25%, 04/01/46 (Call 10/01/45)	225	221,139
4.40%, 03/15/45 (Call 09/15/44)	57	57,210
4.50%, 12/06/48 (Call 06/06/48)	130	132,440
4.88%, 02/15/44 (Call 08/15/43)	131	139,054
5.40%, 09/15/40 (Call 03/15/40)	164	183,728
5.88%, 12/16/36	204	245,949
5.95%, 04/01/41 (Call 10/01/40)	82	97,365
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of
America LLC, 4.75%, 06/01/27 (Call 07/01/22)(b)	55	54,726
Kohl’s Corp.
3.38%, 05/01/31 (Call 02/01/31)	136	121,498
5.55%, 07/17/45 (Call 01/17/45)	40	36,293
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(b)(c)	70	64,774
4.38%, 01/15/31 (Call 10/15/25)(b)(c)	45	41,892
4.63%, 12/15/27 (Call 12/15/22)(b)(c)	30	29,517
Lowe’s Companies Inc.
1.70%, 09/15/28 (Call 07/15/28)	125	109,707
1.70%, 10/15/30 (Call 07/15/30)	200	166,286
2.63%, 04/01/31 (Call 01/01/31)	100	88,409
3.00%, 10/15/50 (Call 04/15/50)	170	127,068
3.10%, 05/03/27 (Call 02/03/27)	115	112,092
3.13%, 09/15/24 (Call 06/15/24)	50	49,890
3.50%, 04/01/51 (Call 10/01/50)	75	60,242
3.65%, 04/05/29 (Call 01/05/29)	100	97,030
3.70%, 04/15/46 (Call 10/15/45)	215	182,763
3.75%, 04/01/32 (Call 01/01/32)	200	190,844
4.00%, 04/15/25 (Call 03/15/25)	300	305,796

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.05%, 05/03/47 (Call 11/03/46)	$175	$154,334
4.50%, 04/15/30 (Call 01/15/30)	50	50,834
4.65%, 04/15/42 (Call 10/15/41)	60	58,915
5.13%, 04/15/50 (Call 10/15/49)	100	102,783
5.50%, 10/15/35	56	60,906
Macy’s Retail Holdings LLC
4.30%, 02/15/43 (Call 08/15/42)	30	20,379
4.50%, 12/15/34 (Call 06/15/34)	20	14,956
5.13%, 01/15/42 (Call 07/15/41)	25	18,585
5.88%, 04/01/29 (Call 04/01/24)(b)(c)	45	42,368
5.88%, 03/15/30 (Call 03/15/25)(b)	35	32,061
6.13%, 03/15/32 (Call 03/15/27)(b)	35	31,541
6.38%, 03/15/37	20	16,840
6.70%, 07/15/34(b)	15	14,900
Marks & Spencer PLC, 7.13%, 12/01/37(b)	10	9,967
Nordstrom Inc.
2.30%, 04/08/24 (Call 06/16/22)	20	19,239
4.00%, 03/15/27 (Call 12/15/26)(c)	60	56,086
4.25%, 08/01/31 (Call 05/01/31)(c)	30	25,365
4.38%, 04/01/30 (Call 01/01/30)	45	39,339
5.00%, 01/15/44 (Call 07/15/43)	70	56,032
6.95%, 03/15/28	30	30,566
Rite Aid Corp.
7.50%, 07/01/25 (Call 07/01/22)(b)(c)	40	33,788
8.00%, 11/15/26 (Call 01/15/23)(b)	80	66,349
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	115	103,248
4.60%, 04/15/25 (Call 03/15/25)	30	30,720
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 07/01/22)	55	53,661
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	160	148,043
2.25%, 03/12/30 (Call 12/12/29)	89	77,127
2.45%, 06/15/26 (Call 03/15/26)	120	115,309
2.55%, 11/15/30 (Call 08/15/30)	88	77,572
3.35%, 03/12/50 (Call 09/12/49)	101	78,928
3.50%, 03/01/28 (Call 12/01/27)(c)	58	57,041
3.55%, 08/15/29 (Call 05/15/29)	115	110,931
3.75%, 12/01/47 (Call 06/01/47)	92	77,781
3.80%, 08/15/25 (Call 06/15/25)	116	117,567
3.85%, 10/01/23 (Call 07/01/23)	51	51,624
4.30%, 06/15/45 (Call 12/15/44)	15	13,658
4.45%, 08/15/49 (Call 02/15/49)	30	28,112
4.50%, 11/15/48 (Call 05/15/48)	111	105,144
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	50	47,350
2.25%, 04/15/25 (Call 03/15/25)	25	24,555
2.35%, 02/15/30 (Call 11/15/29)	30	27,215
2.50%, 04/15/26	15	14,706
2.65%, 09/15/30 (Call 06/15/30)	220	202,369
3.38%, 04/15/29 (Call 01/15/29)	15	14,739
3.50%, 07/01/24	5	5,077
3.63%, 04/15/46	180	162,583
3.90%, 11/15/47 (Call 05/15/47)	65	60,824
4.00%, 07/01/42	5	4,846
6.50%, 10/15/37	135	166,297
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)	5	4,351
1.60%, 05/15/31 (Call 02/15/31)	140	115,786
2.25%, 09/15/26 (Call 06/15/26)	100	95,556
Security	Par (000)	Value

Retail (continued)
3.88%, 04/15/30 (Call 01/15/30)	$68	$67,453
4.50%, 04/15/50 (Call 10/15/49)	40	41,381
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	5	4,044
Walgreens Boots Alliance Inc.
0.95%, 11/17/23 (Call 07/01/22)	45	43,782
3.20%, 04/15/30 (Call 01/15/30)(c)	35	32,502
3.45%, 06/01/26 (Call 03/01/26)	190	188,489
3.80%, 11/18/24 (Call 08/18/24)	60	60,785
4.10%, 04/15/50 (Call 10/15/49)	70	58,381
4.50%, 11/18/34 (Call 05/18/34)	12	11,501
4.65%, 06/01/46 (Call 12/01/45)	85	76,762
4.80%, 11/18/44 (Call 05/18/44)	25	23,319
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	87	76,992
3.88%, 11/01/23 (Call 08/01/23)	15	15,044
4.63%, 01/31/32 (Call 10/01/26)(c)	100	93,317
4.75%, 01/15/30 (Call 10/15/29)(b)	45	43,415
5.35%, 11/01/43 (Call 05/01/43)	20	18,174
5.38%, 04/01/32 (Call 04/01/27)	100	98,025
6.88%, 11/15/37	20	21,259
		10,298,454
Savings & Loans — 0.1%
Nationwide Building Society
0.55%, 01/22/24, (SOFR + 0.28000%)(b)	140	134,155
1.00%, 08/28/25(b)	83	76,106
3.90%, 07/21/25(b)	260	261,414
3.96%, 07/18/30 (Call 07/18/29),
(3 mo. LIBOR US + 1.855%)(a)(b)	20	19,070
4.30%, 03/08/29 (Call 03/08/28),
(3 mo. LIBOR US + 1.452%)(a)(b)	290	283,542
4.36%, 08/01/24 (Call 08/01/23)(a)(b)	210	211,879
		986,166
Semiconductors — 1.0%
ams-OSRAM AG, 7.00%, 07/31/25 (Call 07/31/22)(b)(c)	75	74,849
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	25	22,309
2.10%, 10/01/31 (Call 07/01/31)	40	35,058
2.80%, 10/01/41 (Call 04/01/41)	55	44,945
2.95%, 04/01/25 (Call 03/01/25)	82	81,583
2.95%, 10/01/51 (Call 04/01/51)	110	88,465
3.50%, 12/05/26 (Call 09/05/26)	45	45,283
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	92	79,461
2.75%, 06/01/50 (Call 12/01/49)	94	73,154
3.30%, 04/01/27 (Call 01/01/27)	62	62,072
3.90%, 10/01/25 (Call 07/01/25)	174	177,988
4.35%, 04/01/47 (Call 10/01/46)	32	32,667
5.10%, 10/01/35 (Call 04/01/35)	69	76,078
5.85%, 06/15/41	119	141,345
Broadcom Inc.
2.45%, 02/15/31 (Call 11/15/30)(b)	500	414,410
3.14%, 11/15/35 (Call 08/15/35)(b)	500	408,990
3.47%, 04/15/34 (Call 01/15/34)(b)	500	427,650
4.93%, 05/15/37 (Call 02/15/37)(b)	200	189,534
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(b)(c)	70	62,142
4.38%, 04/15/28 (Call 04/15/23)(b)	30	28,465
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	87	75,277

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
2.88%, 06/15/50 (Call 12/15/49)	$84	$65,077
3.13%, 06/15/60 (Call 12/15/59)	84	64,210
3.75%, 03/15/26 (Call 01/15/26)	108	109,165
3.80%, 03/15/25 (Call 12/15/24)	22	22,309
4.00%, 03/15/29 (Call 12/15/28)	78	78,615
4.88%, 03/15/49 (Call 09/15/48)	82	87,089
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	111	101,115
2.45%, 04/15/28 (Call 02/15/28)	12	10,742
2.95%, 04/15/31 (Call 01/15/31)	77	66,926
4.20%, 06/22/23 (Call 05/22/23)	62	62,570
4.88%, 06/22/28 (Call 03/22/28)	61	62,007
Microchip Technology Inc.
0.98%, 09/01/24(b)	60	56,490
4.25%, 09/01/25 (Call 09/01/22)	25	25,053
Micron Technology Inc.
3.37%, 11/01/41 (Call 05/01/41)	35	27,420
3.48%, 11/01/51 (Call 05/01/51)	50	37,653
4.19%, 02/15/27 (Call 12/15/26)	62	62,156
4.66%, 02/15/30 (Call 11/15/29)	104	103,533
4.98%, 02/06/26 (Call 12/06/25)	75	77,556
5.33%, 02/06/29 (Call 11/06/28)	66	68,111
NVIDIA Corp.
0.31%, 06/15/23 (Call 07/01/22)	5	4,903
0.58%, 06/14/24 (Call 06/14/23)	10	9,591
1.55%, 06/15/28 (Call 04/15/28)	207	185,246
2.00%, 06/15/31 (Call 03/15/31)(c)	217	188,106
2.85%, 04/01/30 (Call 01/01/30)	81	76,114
3.20%, 09/16/26 (Call 06/16/26)	71	71,427
3.50%, 04/01/40 (Call 10/01/39)	74	67,562
3.50%, 04/01/50 (Call 10/01/49)	131	117,231
3.70%, 04/01/60 (Call 10/01/59)	42	37,104
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (Call 02/01/24)	95	96,755
5.35%, 03/01/26 (Call 01/01/26)	40	41,440
5.55%, 12/01/28 (Call 09/01/28)	89	93,754
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	132	110,941
2.65%, 02/15/32 (Call 11/15/31)	40	33,656
2.70%, 05/01/25 (Call 04/01/25)	72	69,305
3.13%, 02/15/42 (Call 08/15/41)	25	18,977
3.15%, 05/01/27 (Call 03/01/27)	87	82,747
3.25%, 05/11/41 (Call 11/11/40)	45	35,557
3.25%, 11/30/51 (Call 05/30/51)	100	71,800
3.40%, 05/01/30 (Call 02/01/30)	79	72,693
3.88%, 06/18/26 (Call 04/18/26)	15	14,818
4.30%, 06/18/29 (Call 03/18/29)	100	98,386
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(b)	55	52,289
Qorvo Inc.
3.38%, 04/01/31 (Call 04/01/26)(b)	105	88,271
4.38%, 10/15/29 (Call 10/15/24)	55	51,207
QUALCOMM Inc.
1.65%, 05/20/32 (Call 02/20/32)	200	165,284
4.30%, 05/20/47 (Call 11/20/46)	200	198,996
SK Hynix Inc., 1.50%, 01/19/26(d)	200	182,200
Skyworks Solutions Inc.
1.80%, 06/01/26 (Call 05/01/26)	252	227,586
3.00%, 06/01/31 (Call 03/01/31)	37	31,068
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(b)(c)	25	22,665
Security	Par (000)	Value

Semiconductors (continued)
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	$10	$9,219
1.38%, 03/12/25 (Call 02/12/25)	122	117,093
1.75%, 05/04/30 (Call 02/04/30)	98	85,754
1.90%, 09/15/31 (Call 06/15/31)	60	52,319
2.25%, 09/04/29 (Call 06/04/29)	65	59,547
2.63%, 05/15/24 (Call 03/15/24)	41	40,999
2.70%, 09/15/51 (Call 03/15/51)	90	71,009
2.90%, 11/03/27 (Call 08/03/27)	52	50,901
3.88%, 03/15/39 (Call 09/15/38)	77	75,479
4.15%, 05/15/48 (Call 11/15/47)	79	79,363
TSMC Arizona Corp.
2.50%, 10/25/31 (Call 07/25/31)	245	214,495
3.13%, 10/25/41 (Call 04/25/41)	220	184,241
TSMC Global Ltd.
1.00%, 09/28/27 (Call 07/28/27)(d)	200	173,922
1.38%, 09/28/30 (Call 06/28/30)(d)	200	162,856
1.75%, 04/23/28 (Call 02/23/28)(d)	200	178,042
Xilinx Inc.
2.38%, 06/01/30 (Call 03/01/30)	51	45,426
2.95%, 06/01/24 (Call 04/01/24)	151	151,086
		8,198,952
Software — 1.2%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 07/01/22)(b)	25	24,950
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	75	73,062
2.15%, 02/01/27 (Call 12/01/26)	100	95,420
2.30%, 02/01/30 (Call 11/01/29)(c)	71	64,164
3.25%, 02/01/25 (Call 11/01/24)	117	117,758
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	50	42,522
2.85%, 01/15/30 (Call 10/15/29)	80	72,137
3.50%, 06/15/27 (Call 03/15/27)(c)	127	124,836
4.38%, 06/15/25 (Call 03/15/25)	27	27,619
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(b)	65	61,429
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	25	21,635
2.90%, 12/01/29 (Call 09/01/29)	80	72,314
3.40%, 06/27/26 (Call 03/27/26)	35	34,458
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/22)(b)	45	43,196
CDK Global Inc.
4.88%, 06/01/27 (Call 07/01/22)	40	39,966
5.00%, 10/15/24 (Call 07/15/24)	55	56,700
5.25%, 05/15/29 (Call 05/15/24)(b)	40	40,354
Citrix Systems Inc.
1.25%, 03/01/26 (Call 02/01/26)	30	29,432
3.30%, 03/01/30 (Call 12/01/29)	53	52,503
4.50%, 12/01/27 (Call 09/01/27)	56	56,398
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(b)	65	60,880
4.88%, 07/01/29 (Call 06/30/24)(b)	65	58,141
Consensus Cloud Solutions Inc.
6.00%, 10/15/26 (Call 10/15/23)(b)	60	56,048
6.50%, 10/15/28 (Call 10/15/26)(b)	35	31,636
Elastic NV, 4.13%, 07/15/29 (Call 07/15/24)(b)	40	35,334
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	60	49,982
2.95%, 02/15/51 (Call 08/15/50)	125	95,668
4.80%, 03/01/26 (Call 12/01/25)	37	38,331

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/22)(b)	$75	$70,856
5.25%, 05/15/26 (Call 02/15/26)(b)	30	30,163
Fidelity National Information Services Inc.
0.60%, 03/01/24	300	287,160
1.65%, 03/01/28 (Call 01/01/28)	25	21,880
2.25%, 03/01/31 (Call 12/01/30)	160	134,126
3.10%, 03/01/41 (Call 09/01/40)	46	35,725
4.50%, 08/15/46 (Call 02/15/46)	50	46,654
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	110	101,315
2.65%, 06/01/30 (Call 03/01/30)	54	47,280
2.75%, 07/01/24 (Call 06/01/24)	95	93,669
3.20%, 07/01/26 (Call 05/01/26)	184	178,837
3.50%, 07/01/29 (Call 04/01/29)	200	188,188
3.80%, 10/01/23 (Call 09/01/23)	177	178,880
3.85%, 06/01/25 (Call 03/01/25)	72	72,212
4.20%, 10/01/28 (Call 07/01/28)	15	14,854
4.40%, 07/01/49 (Call 01/01/49)	122	110,577
Intuit Inc.
0.65%, 07/15/23	77	75,357
0.95%, 07/15/25 (Call 06/15/25)(c)	37	34,557
1.35%, 07/15/27 (Call 05/15/27)	127	114,148
1.65%, 07/15/30 (Call 04/15/30)	92	77,662
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	510	499,958
2.53%, 06/01/50 (Call 12/01/49)	395	306,650
2.68%, 06/01/60 (Call 12/01/59)	370	282,994
2.70%, 02/12/25 (Call 11/12/24)	45	45,036
2.88%, 02/06/24 (Call 12/06/23)	30	30,206
2.92%, 03/17/52 (Call 09/17/51)	635	528,942
3.04%, 03/17/62 (Call 09/17/61)	180	147,773
3.13%, 11/03/25 (Call 08/03/25)	340	342,713
3.30%, 02/06/27 (Call 11/06/26)	650	657,735
3.45%, 08/08/36 (Call 02/08/36)	200	195,726
3.50%, 02/12/35 (Call 08/12/34)	111	108,969
3.50%, 11/15/42	35	32,580
3.63%, 12/15/23 (Call 09/15/23)	100	101,926
3.70%, 08/08/46 (Call 02/08/46)	270	262,848
3.95%, 08/08/56 (Call 02/08/56)	200	196,508
4.50%, 02/06/57 (Call 08/06/56)	5	5,487
4.75%, 11/03/55 (Call 05/03/55)	0	281
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(b)	55	51,750
3.88%, 12/01/29 (Call 12/01/24)(b)	70	64,079
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(b)	95	88,234
4.13%, 12/01/31 (Call 12/01/26)(b)	52	47,019
PTC Inc.
3.63%, 02/15/25 (Call 07/01/22)(b)	42	41,717
4.00%, 02/15/28 (Call 02/15/23)(b)	70	66,821
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(b)	35	30,568
5.38%, 12/01/28 (Call 12/01/23)(b)	50	39,613
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	110	101,103
1.40%, 09/15/27 (Call 07/15/27)	55	48,392
1.75%, 02/15/31 (Call 11/15/30)	116	94,342
2.00%, 06/30/30 (Call 03/30/30)	60	50,218
2.35%, 09/15/24 (Call 08/15/24)	67	65,724
Security	Par (000)	Value

Software (continued)
2.95%, 09/15/29 (Call 06/15/29)	$55	$50,080
3.65%, 09/15/23 (Call 08/15/23)	98	98,836
3.80%, 12/15/26 (Call 09/15/26)	104	103,842
3.85%, 12/15/25 (Call 09/15/25)	62	62,392
4.20%, 09/15/28 (Call 06/15/28)	15	15,130
salesforce.com Inc.
0.63%, 07/15/24 (Call 07/15/22)	30	28,648
1.50%, 07/15/28 (Call 05/15/28)	145	129,630
1.95%, 07/15/31 (Call 04/15/31)(c)	205	177,928
2.70%, 07/15/41 (Call 01/15/41)	17	13,625
2.90%, 07/15/51 (Call 01/15/51)	195	153,455
3.05%, 07/15/61 (Call 01/15/61)	95	73,352
3.70%, 04/11/28 (Call 01/11/28)	75	76,001
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	115	93,788
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)	75	68,742
3.88%, 03/15/31 (Call 03/15/26)	35	31,756
VMware Inc.
1.00%, 08/15/24 (Call 08/15/22)	35	33,136
1.40%, 08/15/26 (Call 07/15/26)	25	22,424
2.20%, 08/15/31 (Call 05/15/31)	225	182,576
3.90%, 08/21/27 (Call 05/21/27)	107	105,395
4.50%, 05/15/25 (Call 04/15/25)	108	109,912
4.65%, 05/15/27 (Call 03/15/27)	102	104,073
4.70%, 05/15/30 (Call 02/15/30)	92	91,252
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (Call 02/01/24)(b)	55	47,988
		9,900,846
Storage & Warehousing — 0.0%
GLP China Holdings Ltd., 2.95%, 03/29/26(d)	200	182,430

Telecommunications — 2.1%
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(b)	72	51,097
Axiata SPV5 Labuan Ltd., 3.06%, 08/19/50 (Call 02/19/50)(d)	200	145,632
Bell Canada, Series US-6, 3.20%, 02/15/52 (Call 08/15/51)	100	77,906
Bell Telephone Co. of Canada or Bell Canada (The)
4.30%, 07/29/49 (Call 01/29/49)	67	62,425
4.46%, 04/01/48 (Call 10/01/47)	59	56,658
Series US-3, 0.75%, 03/17/24	125	120,002
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	140	118,927
Bharti Airtel Ltd., 4.38%, 06/10/25(d)	200	201,346
Ciena Corp., 4.00%, 01/31/30 (Call 01/31/25)(b)	60	55,494
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)(c)	194	193,562
2.50%, 09/20/26 (Call 06/20/26)	207	202,026
2.95%, 02/28/26	72	71,498
3.50%, 06/15/25	32	32,454
3.63%, 03/04/24	96	97,652
5.50%, 01/15/40	195	221,992
5.90%, 02/15/39	119	140,494
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(b)(c)	110	97,414
6.00%, 03/01/26 (Call 07/01/22)(b)	120	117,763
7.13%, 07/01/28 (Call 07/01/23)(b)(c)	55	46,478
8.25%, 03/01/27 (Call 07/01/22)(b)	85	74,574
CommScope Technologies LLC
5.00%, 03/15/27 (Call 06/13/22)(b)	55	45,913
6.00%, 06/15/25 (Call 06/13/22)(b)(c)	99	92,392

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(b)	$50	$43,516
6.50%, 10/01/28 (Call 10/01/23)(b)	55	48,003
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	42	36,138
4.38%, 11/15/57 (Call 05/15/57)	27	24,509
4.70%, 03/15/37	14	13,844
4.75%, 03/15/42	30	29,702
5.35%, 11/15/48 (Call 05/15/48)	31	32,984
5.45%, 11/15/79 (Call 05/19/79)	89	88,610
5.75%, 08/15/40	6	6,664
5.85%, 11/15/68 (Call 05/15/68)	52	54,264
DKT Finance ApS, 9.38%, 06/17/23 (Call 06/13/22)(b)	25	24,631
Embarq Corp., 8.00%, 06/01/36	120	101,092
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26 (Call 05/03/26)(d)	200	198,150
HKT Capital No. 5 Ltd., 3.25%, 09/30/29(d)	200	185,100
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)	47	42,866
2.00%, 12/10/30 (Call 09/10/30)	22	17,899
3.75%, 08/15/29 (Call 05/15/29)	25	23,673
5.95%, 03/15/41	40	40,758
Level 3 Financing Inc.
3.75%, 07/15/29 (Call 01/15/24)(b)	85	72,586
4.25%, 07/01/28 (Call 07/01/23)(b)	105	93,269
4.63%, 09/15/27 (Call 09/15/22)(b)	75	69,722
5.25%, 03/15/26 (Call 07/01/22)	70	68,748
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/23)(b)	105	96,605
4.50%, 01/15/29 (Call 01/15/24)(b)	90	74,034
5.13%, 12/15/26 (Call 12/15/22)(b)	105	97,114
5.38%, 06/15/29 (Call 06/15/24)(b)	90	77,177
5.63%, 04/01/25 (Call 01/01/25)	40	39,428
Series G, 6.88%, 01/15/28(c)	30	28,632
Series P, 7.60%, 09/15/39	45	38,748
Series U, 7.65%, 03/15/42	50	43,060
Series W, 6.75%, 12/01/23	50	51,464
Series Y, 7.50%, 04/01/24 (Call 01/01/24)	85	87,924
Maxar Technologies Inc., 7.54%, 12/31/27 (Call 06/25/24)(b)	15	15,463
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	82	66,906
4.00%, 09/01/24	112	112,824
4.60%, 02/23/28 (Call 11/23/27)	89	89,443
4.60%, 05/23/29 (Call 02/23/29)	62	60,969
5.50%, 09/01/44	104	101,026
Nokia OYJ
4.38%, 06/12/27(c)	35	34,552
6.63%, 05/15/39	40	42,240
NTT Finance Corp.
1.16%, 04/03/26 (Call 03/03/26)(b)	15	13,644
1.59%, 04/03/28 (Call 02/03/28)(b)	5	4,416
2.07%, 04/03/31 (Call 01/03/31)(b)	360	306,882
Ooredoo International Finance Ltd., 2.63%, 04/08/31(d)	200	177,406
Plantronics Inc., 4.75%, 03/01/29 (Call 03/01/24)(b)	40	40,610
Qwest Corp., 7.25%, 09/15/25	30	31,999
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	69	66,453
3.63%, 12/15/25 (Call 09/15/25)	122	121,823
3.70%, 11/15/49 (Call 05/15/49)	135	109,872
3.80%, 03/15/32 (Call 12/15/31)(b)	215	204,018
Security	Par (000)	Value

Telecommunications (continued)
4.10%, 10/01/23 (Call 07/01/23)	$150	$151,792
4.30%, 02/15/48 (Call 08/15/47)	74	64,255
4.35%, 05/01/49 (Call 11/01/48)	56	50,014
4.50%, 03/15/43 (Call 09/15/42)	60	54,740
5.00%, 03/15/44 (Call 09/15/43)	103	101,529
5.45%, 10/01/43 (Call 04/01/43)	80	81,051
7.50%, 08/15/38	57	71,616
SES Global Americas Holdings GP, 5.30%, 03/25/44(b)	88	77,975
SingTel Group Treasury Pte. Ltd.
1.88%, 06/10/30 (Call 03/10/30)(d)	200	173,882
2.38%, 08/28/29 (Call 05/28/29)(d)	200	182,716
Telecom Italia Capital SA
6.00%, 09/30/34	80	70,813
6.38%, 11/15/33	80	73,074
7.20%, 07/18/36	75	68,044
7.72%, 06/04/38	85	76,880
Telecom Italia SpA/Milano, 5.30%, 05/30/24(b)	140	142,106
Telefonica Emisiones SA
4.67%, 03/06/38	35	32,716
4.90%, 03/06/48	80	72,485
5.21%, 03/08/47	205	194,237
5.52%, 03/01/49 (Call 09/01/48)	10	9,890
7.00%, 06/20/36	324	380,042
Telefonica Europe BV, 8.25%, 09/15/30	71	88,298
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	42	40,679
3.40%, 05/13/32 (Call 02/13/32)	55	51,083
3.70%, 09/15/27 (Call 06/15/27)	375	375,052
4.30%, 06/15/49 (Call 12/15/48)	49	46,495
4.60%, 11/16/48 (Call 05/16/48)	60	59,613
U.S. Cellular Corp., 6.70%, 12/15/33	45	45,026
Verizon Communications Inc.
0.75%, 03/22/24	123	119,021
0.85%, 11/20/25 (Call 10/20/25)	66	60,937
1.50%, 09/18/30 (Call 06/18/30)	37	30,605
1.68%, 10/30/30 (Call 07/30/30)	275	228,651
1.75%, 01/20/31 (Call 10/20/30)	113	93,859
2.10%, 03/22/28 (Call 01/22/28)	194	176,852
2.36%, 03/15/32 (Call 12/15/31)	456	392,621
2.55%, 03/21/31 (Call 12/21/30)	187	165,794
2.63%, 08/15/26	140	134,796
2.65%, 11/20/40 (Call 05/20/40)	168	129,916
2.85%, 09/03/41 (Call 03/03/41)	155	123,546
2.88%, 11/20/50 (Call 05/20/50)	263	196,427
2.99%, 10/30/56 (Call 04/30/56)	280	207,502
3.00%, 03/22/27 (Call 01/22/27)	222	215,691
3.00%, 11/20/60 (Call 05/20/60)	202	147,100
3.15%, 03/22/30 (Call 12/22/29)	174	162,779
3.38%, 02/15/25	30	30,298
3.40%, 03/22/41 (Call 09/22/40)	302	260,587
3.50%, 11/01/24 (Call 08/01/24)	80	81,202
3.55%, 03/22/51 (Call 09/22/50)	439	372,145
3.70%, 03/22/61 (Call 09/22/60)	335	280,231
3.85%, 11/01/42 (Call 05/01/42)	117	105,315
3.88%, 02/08/29 (Call 11/08/28)(c)	269	268,072
3.88%, 03/01/52 (Call 09/01/51)	150	134,628
4.00%, 03/22/50 (Call 09/22/49)	69	63,112
4.02%, 12/03/29 (Call 09/03/29)	383	380,112
4.13%, 03/16/27	279	285,813
4.13%, 08/15/46	105	98,600

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.27%, 01/15/36	$100	$98,723
4.33%, 09/21/28	156	158,708
4.40%, 11/01/34 (Call 05/01/34)	97	97,722
4.50%, 08/10/33	176	179,201
4.52%, 09/15/48	20	20,058
4.67%, 03/15/55	5	5,053
4.75%, 11/01/41	122	122,099
4.81%, 03/15/39	64	66,472
4.86%, 08/21/46	199	207,857
5.01%, 04/15/49	195	208,972
5.25%, 03/16/37	104	113,591
5.50%, 03/16/47	97	109,651
5.85%, 09/15/35	72	80,870
6.40%, 09/15/33	7	8,218
6.55%, 09/15/43	17	21,138
7.75%, 12/01/30	15	18,570
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26)(a)	30	27,017
3.75%, 01/16/24	71	71,971
4.13%, 05/30/25	87	88,540
4.13%, 06/04/81 (Call 03/04/31)(a)	85	71,018
4.25%, 09/17/50	84	74,322
4.38%, 05/30/28	237	241,605
4.38%, 02/19/43	24	21,928
4.88%, 06/19/49	226	218,384
5.00%, 05/30/38	189	191,070
5.13%, 06/19/59	128	125,335
5.13%, 06/04/81 (Call 12/04/50)(a)	70	54,724
5.25%, 05/30/48	169	168,922
6.15%, 02/27/37	20	22,494
6.25%, 11/30/32	187	210,841
7.00%, 04/04/79 (Call 01/04/29)(a)	160	164,883
		16,927,431
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	15	14,933
3.50%, 09/15/27 (Call 06/15/27)	15	14,498
3.55%, 11/19/26 (Call 09/19/26)	55	53,849
3.90%, 11/19/29 (Call 08/19/29)	90	86,051
5.10%, 05/15/44 (Call 11/15/43)	78	74,754
6.35%, 03/15/40	96	103,809
		347,894
Transportation — 0.2%
AP Moller - Maersk A/S
3.88%, 09/28/25 (Call 06/28/25)(b)	22	22,172
4.50%, 06/20/29 (Call 03/20/29)(b)	65	65,174
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	147	145,243
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	100	100,665
MTR Corp. Ltd., 1.63%, 08/19/30(d)	400	338,952
Ryder System Inc.
2.50%, 09/01/24 (Call 08/01/24)	70	68,068
2.85%, 03/01/27 (Call 02/01/27)	100	94,727
2.90%, 12/01/26 (Call 10/01/26)	99	94,081
3.35%, 09/01/25 (Call 08/01/25)	121	119,085
3.65%, 03/18/24 (Call 02/18/24)	80	79,979
3.75%, 06/09/23 (Call 05/09/23)	72	72,333
3.88%, 12/01/23 (Call 11/01/23)	55	55,558
Security	Par (000)	Value

Transportation (continued)
4.63%, 06/01/25 (Call 05/01/25)	$82	$83,374
		1,339,411
Trucking & Leasing — 0.1%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25)(a)(b)	45	43,658
CMB International Leasing Management Ltd., 3.00%, 07/03/24(d)	200	197,336
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)	120	96,008
3.10%, 06/01/51 (Call 12/01/50)	45	32,446
3.25%, 09/15/26 (Call 06/15/26)	30	28,993
3.50%, 03/15/28 (Call 12/15/27)	15	14,455
3.85%, 03/30/27 (Call 12/30/26)	5	4,938
4.00%, 06/30/30 (Call 03/30/30)	50	48,117
4.35%, 02/15/24 (Call 01/15/24)	105	106,543
4.55%, 11/07/28 (Call 08/07/28)	51	51,284
4.70%, 04/01/29 (Call 01/01/29)	25	25,418
5.20%, 03/15/44 (Call 09/15/43)	25	24,507
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.70%, 06/15/26 (Call 05/15/26)(b)	177	161,233
2.70%, 11/01/24 (Call 10/01/24)(b)	212	207,133
3.35%, 11/01/29 (Call 08/01/29)(b)	12	11,248
3.40%, 11/15/26 (Call 08/15/26)(b)	5	4,876
3.45%, 07/01/24 (Call 06/01/24)(b)	35	34,775
3.95%, 03/10/25 (Call 01/10/25)(b)	37	37,031
4.00%, 07/15/25 (Call 06/15/25)(b)	22	22,011
4.45%, 01/29/26 (Call 11/29/25)(b)	32	32,201
		1,184,211
Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/30 (Call 02/01/30)	25	22,728
2.95%, 09/01/27 (Call 06/01/27)	5	4,801
3.40%, 03/01/25 (Call 12/01/24)	30	30,101
3.45%, 06/01/29 (Call 03/01/29)	67	64,178
3.45%, 05/01/50 (Call 11/01/49)	59	49,047
3.75%, 09/01/28 (Call 06/01/28)	40	39,530
3.75%, 09/01/47 (Call 03/01/47)	61	53,137
3.85%, 03/01/24 (Call 12/01/23)	60	60,557
4.00%, 12/01/46 (Call 06/01/46)	70	62,464
4.15%, 06/01/49 (Call 12/01/48)	57	52,455
4.20%, 09/01/48 (Call 03/01/48)	60	55,970
4.30%, 12/01/42 (Call 06/01/42)	102	97,358
4.30%, 09/01/45 (Call 03/01/45)	15	13,949
6.59%, 10/15/37	80	96,659
		702,934
Total Corporate Bonds & Notes — 32.6%
(Cost: $297,681,985)		268,927,342

Foreign Government Obligations(h)

Argentina — 0.2%
Argentina Bonar Bonds
0.50%, 07/09/30(i)	395	100,365
1.00%, 07/09/29	330	87,483
1.13%, 07/09/35(i)	435	109,586
2.00%, 01/09/38(i)	320	98,548
2.50%, 07/09/41(i)	150	46,549
Argentine Republic Government International Bond
0.50%, 07/09/30 (Call 07/01/22)(i)	600	175,488

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Argentina (continued)
1.00%, 07/09/29 (Call 07/01/22)	$90	$26,718
1.13%, 07/09/35 (Call 07/01/22)(i)	650	177,125
1.13%, 07/09/46 (Call 07/01/22)(i)	210	59,264
2.00%, 01/09/38 (Call 07/01/22)(i)	430	150,156
2.50%, 07/09/41 (Call 07/01/22)(i)	390	126,680
		1,157,962
Bermuda — 0.0%
Bermuda Government International Bond, 2.38%, 08/20/30 (Call 05/20/30)(d)	105	92,255

Brazil — 0.1%
Brazilian Government International Bond
3.75%, 09/12/31(c)	200	175,112
3.88%, 06/12/30(c)	200	178,962
5.63%, 01/07/41(c)	200	177,704
7.13%, 01/20/37	100	108,395
8.25%, 01/20/34	110	127,956
10.13%, 05/15/27	200	251,750
		1,019,879
Canada — 0.7%
Canada Government International Bond
0.75%, 05/19/26	130	119,827
1.63%, 01/22/25	570	553,732
Export Development Canada, 2.63%, 02/21/24	420	420,559
Province of Alberta Canada
1.00%, 05/20/25	130	123,023
1.30%, 07/22/30	225	193,331
1.88%, 11/13/24	32	31,289
2.05%, 08/17/26(b)	100	96,049
3.30%, 03/15/28	125	125,710
3.35%, 11/01/23	15	15,172
Province of British Columbia Canada
0.90%, 07/20/26	140	128,485
1.30%, 01/29/31	120	102,514
2.25%, 06/02/26	30	29,194
6.50%, 01/15/26	125	138,844
7.25%, 09/01/36	5	7,059
Series 10, 1.75%, 09/27/24	15	14,670
Province of Manitoba Canada
2.13%, 06/22/26	195	187,906
3.05%, 05/14/24	52	52,291
Province of New Brunswick Canada, 3.63%, 02/24/28	195	199,625
Province of Ontario Canada
0.63%, 01/21/26	80	73,559
1.05%, 04/14/26	10	9,295
1.05%, 05/21/27(c)	190	172,015
1.13%, 10/07/30	70	59,161
1.60%, 02/25/31	70	61,074
1.80%, 10/14/31	200	175,754
2.00%, 10/02/29	15	13,809
2.30%, 06/15/26	60	58,376
2.50%, 04/27/26	300	294,453
3.05%, 01/29/24	110	110,787
3.20%, 05/16/24	297	299,723
3.40%, 10/17/23	211	213,486
Province of Quebec Canada
0.60%, 07/23/25	55	51,216
1.35%, 05/28/30	170	147,679
2.50%, 04/20/26	165	162,094
2.75%, 04/12/27(c)	408	402,321
Security	Par (000)	Value

Canada (continued)
Series NJ, 7.50%, 07/15/23	$20	$21,094
Series NN, 7.13%, 02/09/24	163	174,705
Series PD, 7.50%, 09/15/29	110	139,226
Series QO, 2.88%, 10/16/24	185	185,351
Series QW, 2.50%, 04/09/24	10	9,974
Series QX, 1.50%, 02/11/25	207	199,966
PSP Capital Inc., 0.50%, 09/15/24(b)	60	56,998
		5,631,396
Chile — 0.2%
Chile Government International Bond
3.10%, 05/07/41 (Call 11/07/40)	200	161,572
3.24%, 02/06/28 (Call 11/06/27)	200	194,026
3.50%, 01/31/34 (Call 10/31/33)	200	185,276
3.50%, 01/25/50 (Call 07/25/49)	200	163,374
3.50%, 04/15/53 (Call 10/15/52)	200	161,660
3.63%, 10/30/42	200	169,726
3.86%, 06/21/47	200	176,440
		1,212,074
Colombia — 0.1%
Colombia Government International Bond
3.25%, 04/22/32 (Call 01/22/32)	200	160,664
3.88%, 04/25/27 (Call 01/25/27)	200	187,068
4.13%, 02/22/42 (Call 08/22/41)	200	146,392
6.13%, 01/18/41	200	181,176
7.38%, 09/18/37	300	312,600
8.13%, 05/21/24	25	26,741
		1,014,641
Costa Rica — 0.0%
Costa Rica Government International Bond, 6.13%, 02/19/31(d)	200	195,578

Croatia — 0.0%
Croatia Government International Bond, 6.00%, 01/26/24(d)	200	206,992

Finland — 0.0%
Finland Government International Bond, 6.95%, 02/15/26	80	90,761

France — 0.0%
Caisse d’Amortissement de la Dette Sociale, 0.38%, 09/23/25(b)	270	248,538

Germany — 0.0%
FMS Wertmanagement, 2.75%, 01/30/24	215	215,675
State of North Rhine-Westphalia Germany, 1.00%, 04/21/26(d)	100	92,952
		308,627
Hong Kong — 0.0%
Airport Authority, 2.63%, 02/04/51 (Call 08/04/50)(b)	200	143,952
Hong Kong Government International Bond, 1.38%, 02/02/31(b)	200	172,802
		316,754
Hungary — 0.1%
Hungary Government International Bond
2.13%, 09/22/31(d)	200	161,458
5.38%, 03/25/24	100	102,756
7.63%, 03/29/41	120	148,138
		412,352
Israel — 0.1%
Israel Government International Bond, 4.50%, 01/30/43	200	206,844

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Israel (continued)
State of Israel
2.50%, 01/15/30	$200	$188,518
3.38%, 01/15/50	400	344,584
3.80%, 05/13/60(d)	200	179,402
		919,348
Italy — 0.1%
Republic of Italy Government International Bond
2.38%, 10/17/24	295	288,525
2.88%, 10/17/29	250	228,228
3.88%, 05/06/51	100	81,757
4.00%, 10/17/49	30	25,614
5.38%, 06/15/33	257	274,306
6.88%, 09/27/23	35	36,735
		935,165
Japan — 0.2%
Development Bank of Japan Inc., 3.13%, 09/06/23(b)	200	201,600
Japan Bank for International Cooperation
0.63%, 07/15/25	330	307,177
1.25%, 01/21/31	100	85,316
1.88%, 04/15/31	395	354,019
2.13%, 02/16/29	100	93,465
2.75%, 01/21/26	200	197,818
2.88%, 06/01/27	50	49,350
2.88%, 07/21/27	200	197,304
3.25%, 07/20/28	10	10,054
Japan International Cooperation Agency, 2.13%, 10/20/26	46	44,205
		1,540,308
Kazakhstan — 0.0%
Kazakhstan Government International Bond, 5.13%, 07/21/25(d)	200	209,508

Malaysia — 0.0%
Malaysia Wakala Sukuk Bhd, 2.07%, 04/28/31(d)	250	225,500

Mongolia — 0.0%
Mongolia Government International Bond, 5.13%, 04/07/26(d)	200	186,634

Namibia — 0.0%
Namibia International Bonds, 5.25%, 10/29/25(d)	200	187,250

Norway — 0.1%
Kommunalbanken AS
0.88%, 03/12/25(b)	300	284,619
1.13%, 06/14/30(b)	200	171,954
		456,573
Panama — 0.2%
Panama Government International Bond
2.25%, 09/29/32 (Call 06/29/32)	200	164,280
3.16%, 01/23/30 (Call 10/23/29)	200	184,854
4.50%, 05/15/47	400	354,976
4.50%, 04/16/50 (Call 10/16/49)	200	176,426
6.70%, 01/26/36	160	182,056
8.88%, 09/30/27	25	30,263
9.38%, 04/01/29	100	126,826
		1,219,681
Paraguay — 0.0%
Paraguay Government International Bond, 5.60%, 03/13/48(d)	200	174,578
Security	Par (000)	Value

Peru — 0.1%
Peruvian Government International Bond
1.86%, 12/01/32 (Call 09/01/32)	$200	$159,256
2.39%, 01/23/26 (Call 12/23/25)	100	94,639
2.78%, 01/23/31 (Call 10/23/30)	100	88,473
2.78%, 12/01/60 (Call 06/01/60)	100	68,501
3.00%, 01/15/34 (Call 10/15/33)	250	215,077
3.30%, 03/11/41 (Call 09/11/40)	80	65,039
3.55%, 03/10/51 (Call 09/10/50)	75	60,839
3.60%, 01/15/72 (Call 07/15/71)	25	18,645
5.63%, 11/18/50	50	55,460
6.55%, 03/14/37	100	115,184
8.75%, 11/21/33	100	132,159
		1,073,272
Poland — 0.0%
Republic of Poland Government International Bond
3.25%, 04/06/26	100	98,718
4.00%, 01/22/24	180	181,798
		280,516
Qatar — 0.3%
Qatar Government International Bond
3.40%, 04/16/25(d)	200	201,674
3.75%, 04/16/30(d)	200	204,712
4.00%, 03/14/29(d)	200	207,654
4.40%, 04/16/50(d)	200	202,926
4.50%, 04/23/28(d)	200	212,368
4.63%, 06/02/46(d)	200	210,954
4.82%, 03/14/49(d)	200	214,952
5.10%, 04/23/48(d)	400	446,008
5.75%, 01/20/42(b)	200	235,636
		2,136,884
Romania — 0.1%
Romanian Government International Bond
3.00%, 02/14/31(d)	176	148,743
4.00%, 02/14/51(d)	60	46,210
4.88%, 01/22/24(d)	76	76,673
5.13%, 06/15/48(d)	100	90,642
6.13%, 01/22/44(d)	50	50,801
		413,069
South Africa — 0.1%
Republic of South Africa Government International Bond
4.88%, 04/14/26	200	198,536
5.65%, 09/27/47	200	161,608
5.88%, 09/16/25	200	206,542
5.88%, 06/22/30	200	198,194
6.25%, 03/08/41	125	113,035
		877,915
South Korea — 0.1%
Korea Development Bank (The), 1.25%, 06/03/25(d)	200	189,636
Korea International Bond
1.75%, 10/15/31	200	176,758
2.75%, 01/19/27	200	196,430
Korea National Oil Corp, 2.13%, 04/18/27(d)	200	184,842
Korea National Oil Corp., 2.50%, 10/24/26(d)	200	190,072
		937,738
Supranational — 2.5%
African Development Bank
0.88%, 03/23/26	295	273,733
0.88%, 07/22/26	305	280,530

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
3.00%, 09/20/23	$345	$347,512
Asian Development Bank
0.25%, 07/14/23	179	174,924
0.25%, 10/06/23	160	155,467
0.38%, 06/11/24	137	130,988
0.38%, 09/03/25	180	166,379
0.50%, 02/04/26	270	248,003
0.63%, 10/08/24	340	323,976
0.63%, 04/29/25	301	282,946
0.75%, 10/08/30	160	133,590
1.00%, 04/14/26	219	204,263
1.25%, 06/09/28	25	22,630
1.50%, 10/18/24	376	365,630
1.50%, 01/20/27	25	23,487
1.50%, 03/04/31(c)	20	17,695
1.75%, 08/14/26	10	9,549
1.75%, 09/19/29(c)	285	261,735
1.88%, 01/24/30	40	36,986
2.00%, 01/22/25	110	107,913
2.00%, 04/24/26	94	91,063
2.13%, 03/19/25	74	72,727
2.38%, 08/10/27	115	111,821
2.50%, 11/02/27	35	34,202
2.63%, 01/30/24	195	195,355
2.75%, 01/19/28	25	24,732
3.13%, 09/26/28	10	10,082
5.82%, 06/16/28	100	115,168
6.22%, 08/15/27	180	205,396
6.38%, 10/01/28	35	41,379
Council of Europe Development Bank
0.25%, 10/20/23	340	329,878
0.38%, 06/10/24	70	66,908
0.88%, 09/22/26	165	151,503
1.38%, 02/27/25	80	77,079
European Bank for Reconstruction & Development
0.25%, 07/10/23	24	23,459
0.50%, 05/19/25	169	157,963
0.50%, 11/25/25	30	27,662
0.50%, 01/28/26	280	257,166
1.50%, 02/13/25	195	188,458
1.63%, 09/27/24	120	117,047
European Investment Bank
0.25%, 09/15/23	105	102,188
0.38%, 12/15/25	150	137,741
0.38%, 03/26/26	240	218,770
0.63%, 07/25/25	100	93,525
0.63%, 10/21/27	25	22,143
0.75%, 10/26/26	270	246,202
0.75%, 09/23/30	414	347,317
0.88%, 05/17/30	74	63,148
1.25%, 02/14/31	60	52,098
1.38%, 03/15/27	5	4,664
1.63%, 03/14/25	252	244,427
1.63%, 10/09/29	10	9,136
1.63%, 05/13/31(c)	5	4,488
1.88%, 02/10/25	591	577,974
2.13%, 04/13/26	105	102,437
2.25%, 06/24/24	180	178,722
2.38%, 05/24/27	230	224,501
2.50%, 10/15/24	169	168,270
Security	Par (000)	Value

Supranational (continued)
2.63%, 03/15/24	$70	$70,096
2.88%, 08/15/23	80	80,478
3.13%, 12/14/23	551	556,334
3.25%, 01/29/24	363	367,309
4.88%, 02/15/36	152	179,971
European Stability Mechanism, 0.38%, 09/10/25(b)	200	184,618
Inter-American Development Bank
0.25%, 11/15/23	75	72,654
0.50%, 09/23/24	95	90,355
0.63%, 07/15/25	75	70,131
0.63%, 09/16/27	70	62,091
0.88%, 04/03/25	90	85,361
0.88%, 04/20/26	370	343,134
1.13%, 07/20/28	355	318,162
1.13%, 01/13/31	100	85,754
1.75%, 03/14/25	95	92,444
2.00%, 06/02/26	50	48,397
2.00%, 07/23/26	225	216,997
2.13%, 01/15/25	181	178,149
2.25%, 06/18/29	106	100,907
2.38%, 07/07/27	10	9,736
2.63%, 01/16/24	127	127,212
3.00%, 10/04/23	226	227,690
3.00%, 02/21/24	202	203,513
3.13%, 09/18/28	331	333,714
3.20%, 08/07/42	5	4,742
3.88%, 10/28/41	175	182,934
4.38%, 01/24/44	79	89,014
International Bank for Reconstruction & Development
0.25%, 11/24/23	384	371,785
0.38%, 07/28/25	165	153,014
0.50%, 10/28/25	65	60,132
0.63%, 04/22/25	507	476,925
0.65%, 02/10/26 (Call 08/10/22)	5	4,546
0.75%, 03/11/25	220	208,274
0.75%, 11/24/27	184	163,747
0.75%, 08/26/30	66	55,246
0.85%, 02/10/27 (Call 08/10/22)	25	22,350
0.88%, 07/15/26	45	41,506
0.88%, 05/14/30	89	75,747
1.13%, 09/13/28	380	340,165
1.25%, 02/10/31	151	130,778
1.38%, 04/20/28	280	256,312
1.50%, 08/28/24	470	458,217
1.63%, 01/15/25	185	179,903
1.63%, 11/03/31	60	53,192
1.75%, 10/23/29	250	229,727
1.88%, 06/19/23	49	48,787
1.88%, 10/27/26	323	309,615
2.50%, 03/19/24	587	586,448
2.50%, 11/25/24	167	166,150
2.50%, 07/29/25	352	348,688
2.50%, 11/22/27	50	48,896
3.00%, 09/27/23	306	308,341
3.13%, 11/20/25	40	40,422
4.75%, 02/15/35	170	195,774
International Finance Corp.
0.38%, 07/16/25	340	315,622
0.75%, 10/08/26	40	36,523
0.75%, 08/27/30	305	256,032

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
1.38%, 10/16/24	$360	$349,092
2.13%, 04/07/26	350	340,858
2.88%, 07/31/23	93	93,557
Nordic Investment Bank, 0.38%, 09/11/25	450	415,728
		20,188,731
Sweden — 0.1%
Svensk Exportkredit AB
0.25%, 09/29/23(c)	40	38,864
0.50%, 08/26/25	200	185,242
0.63%, 05/14/25	200	187,176
1.75%, 12/12/23	200	197,610
		608,892
United Arab Emirates — 0.3%
Abu Dhabi Government International Bond
1.63%, 06/02/28(d)	200	182,458
1.70%, 03/02/31(d)	400	348,424
1.88%, 09/15/31(d)	200	175,896
2.50%, 09/30/29(d)	200	189,950
3.00%, 09/15/51(d)	200	161,914
3.13%, 10/11/27(d)	200	200,322
3.88%, 04/16/50(d)	200	188,482
4.13%, 10/11/47(d)	200	195,496
Dubai DOF Sukuk Ltd., 2.76%, 09/09/30(d)	200	180,642
Emirate of Dubai Government International Bonds, 5.25%, 01/30/43(d)	200	189,814
Finance Department Government of Sharjah, 3.63%, 03/10/33(d)	200	173,708
UAE International Government Bond, 2.88%, 10/19/41(d)	200	167,430
		2,354,536
Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45	215	209,326
4.38%, 01/23/31 (Call 10/23/30)	50	52,190
4.50%, 08/14/24	30	30,563
4.98%, 04/20/55	58	60,854
5.10%, 06/18/50	124	132,501
7.63%, 03/21/36	100	129,298
7.88%, 01/15/33	125	160,008
		774,740
Total Foreign Government Obligations — 5.8%
(Cost: $52,057,588)		47,608,647

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 25.0%
Federal Home Loan Mortgage Corp.
1.50%, 03/01/36	191	176,744
1.50%, 02/01/37	169	155,974
1.50%, 03/01/37	1,063	982,079
1.50%, 04/01/51	507	430,030
1.50%, 05/01/51	973	826,152
1.50%, 07/01/51	1,457	1,236,315
2.00%, 05/01/36	39	36,952
2.00%, 08/01/36	236	223,617
2.00%, 09/01/36	864	818,985
2.00%, 10/01/36	287	271,762
2.00%, 11/01/36	98	93,118
2.00%, 12/01/36	97	91,520
2.00%, 01/01/37	340	322,380
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.00%, 04/01/37	$32	$30,262
2.00%, 06/01/37	46	43,739
2.00%, 08/01/50	920	819,947
2.00%, 09/01/50	274	244,459
2.00%, 10/01/50	197	175,239
2.00%, 08/01/51	48	42,439
2.00%, 09/01/51	1,973	1,753,163
2.00%, 10/01/51	507	450,190
2.00%, 11/01/51	677	602,111
2.00%, 12/01/51	1,645	1,461,427
2.00%, 01/01/52	1,478	1,313,269
2.00%, 03/01/52	48	42,945
2.50%, 07/01/36	410	397,766
2.50%, 11/01/50	214	197,959
2.50%, 04/01/51	97	89,663
2.50%, 09/01/51	889	819,788
2.50%, 10/01/51	1,833	1,690,030
2.50%, 11/01/51	681	627,619
2.50%, 12/01/51	998	922,372
2.50%, 01/01/52	341	313,997
2.50%, 03/01/52	294	271,236
2.50%, 04/01/52	223	205,431
3.00%, 05/01/29	668	668,608
3.00%, 02/01/49	997	966,481
3.00%, 11/01/51	78	74,472
3.00%, 01/01/52	1,411	1,347,686
3.00%, 04/01/52	1,972	1,881,940
3.50%, 11/01/47	92	91,310
3.50%, 02/01/48	370	367,526
4.00%, 01/01/48	44	44,423
4.00%, 05/01/48	1,413	1,427,241
4.00%, 05/01/50	299	299,118
4.50%, 10/01/50	184	188,057
Federal National Mortgage Association
1.50%, 03/01/51	682	579,023
1.50%, 07/01/51	285	241,619
2.00%, 01/01/37	151	142,759
2.00%, 11/01/50	1,881	1,677,142
2.00%, 04/01/51	964	856,640
2.00%, 06/01/51	401	356,628
2.00%, 07/01/51	139	123,369
2.00%, 10/01/51	3,170	2,817,241
2.00%, 11/01/51	1,315	1,168,018
2.00%, 01/01/52	985	875,829
2.00%, 03/01/52	992	880,019
2.50%, 10/01/35	59	57,553
2.50%, 05/01/36	78	75,904
2.50%, 07/01/36	247	240,084
2.50%, 05/01/37	29	27,888
2.50%, 10/01/50	114	106,724
2.50%, 11/01/50	898	831,796
2.50%, 01/01/51	251	232,316
2.50%, 07/01/51	374	346,094
2.50%, 08/01/51	235	217,826
2.50%, 10/01/51	212	195,886
2.50%, 12/01/51	1,073	991,196
2.50%, 01/01/52	2,828	2,606,609
2.50%, 03/01/52(j)	3,981	3,665,755
2.50%, 04/01/52	1,966	1,809,871
3.00%, 12/01/49	1,386	1,333,003

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 07/01/51	$2,467	$2,356,376
3.00%, 08/01/51	142	136,157
3.00%, 03/01/52	1,967	1,877,712
3.00%, 04/01/52	2,958	2,824,355
3.00%, 05/01/52	998	952,186
3.50%, 07/01/45	2,005	1,998,910
3.50%, 03/01/49	283	281,559
3.50%, 06/01/49	226	224,597
4.00%, 03/01/49	215	217,161
4.00%, 07/01/49	877	886,265
4.50%, 04/01/49	97	100,109
Series 2017-M3, Class A2, 2.47%, 12/25/26(a)	161	156,532
Series 2018-M12, Class A2, 3.60%, 08/25/30(a)	50	50,743
Series 2021-M13, Class A2, 1.61%, 04/25/31(a)	340	293,969
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	250	216,108
Series 2022-M1, Class A2, 1.72%, 10/25/31(a)	490	421,590
Freddie Mac Multifamily Structured Pass Through Certificates
Series K037, Class A2, 3.49%, 01/25/24 (Call 01/25/24)	1,000	1,006,495
Series K043, Class A2, 3.06%, 12/25/24 (Call 12/25/24)	75	75,124
Series K048, Class A2, 3.28%, 06/25/25 (Call 06/25/25)(a)	100	100,441
Series K058, Class A2, 2.65%, 08/25/26 (Call 08/25/26)	75	73,564
Series K064, Class A2, 3.22%, 03/25/27 (Call 03/25/27)	100	100,183
Series K070, Class A2, 3.30%, 11/25/27 (Call 11/25/27)(a)	200	201,046
Series K115, Class A2, 1.38%, 06/25/30 (Call 06/25/30)	50	43,229
Series K131, Class A2, 1.85%, 07/25/31 (Call 07/25/31)	1,000	882,153
Series K735, Class A2, 2.86%, 05/25/26 (Call 05/25/26)	700	687,449
Series K739, Class A2, 1.34%, 09/25/27 (Call 09/25/27)	180	164,456
Government National Mortgage Association
1.50%, 10/20/51	194	169,404
2.00%, 08/20/50	186	169,889
2.00%, 11/20/50	497	453,950
2.00%, 12/20/50	3,559	3,251,694
2.00%, 01/20/51(j)	4,860	4,440,222
2.00%, 02/20/51	1,884	1,717,321
2.00%, 10/20/51	2,282	2,081,880
2.00%, 12/20/51	441	402,296
2.00%, 06/22/52(k)	1,764	1,603,724
2.50%, 10/20/50	611	576,920
2.50%, 01/20/51	216	204,327
2.50%, 02/20/51	223	209,664
2.50%, 05/20/51	2,256	2,123,266
2.50%, 07/20/51	598	561,731
2.50%, 08/20/51	139	130,997
2.50%, 11/20/51	3,918	3,680,281
2.50%, 12/20/51	590	554,267
2.50%, 02/20/52	2,001	1,879,263
2.50%, 06/21/52(k)	5,571	5,225,206
3.00%, 03/20/45	39	38,127
3.00%, 12/20/45	5	4,453
3.00%, 01/20/46	5	4,513
3.00%, 03/20/46	312	304,134
3.00%, 05/20/46	3	2,792
3.00%, 08/20/46	12	11,933
3.00%, 09/20/46	112	109,330
3.00%, 04/20/49	57	55,994
3.00%, 10/15/49	40	38,888
3.00%, 12/20/49	1,246	1,213,369
3.00%, 01/20/50	174	169,632
3.00%, 02/20/50	442	429,900
3.00%, 07/20/50	145	141,314
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 12/20/50	$202	$196,137
3.00%, 08/20/51	513	497,153
3.00%, 09/20/51	1,437	1,391,501
3.00%, 10/20/51	700	677,026
3.00%, 11/20/51	160	154,413
3.00%, 12/20/51	509	492,325
3.00%, 02/20/52	1,022	988,977
3.00%, 06/21/52(k)	2,047	1,974,555
3.50%, 10/20/42	855	861,801
3.50%, 05/20/47	513	514,181
3.50%, 09/20/47	996	998,272
3.50%, 02/20/48	180	180,514
3.50%, 09/20/49	119	118,603
3.50%, 12/20/49	79	78,310
3.50%, 01/20/50	416	415,001
3.50%, 06/22/52(k)	3,361	3,329,491
4.00%, 02/20/49	1,007	1,026,677
4.00%, 01/20/50	57	57,721
4.00%, 06/22/52(k)	3,500	3,532,266
4.50%, 09/20/48	113	116,649
4.50%, 01/20/49	227	232,965
4.50%, 06/21/52(k)	1,600	1,635,250
5.00%, 06/21/52(k)	650	670,922
Uniform Mortgage-Backed Securities
1.50%, 10/01/36	73	67,626
1.50%, 02/01/37	1,236	1,142,090
1.50%, 03/01/37	520	480,417
1.50%, 04/01/37	144	132,802
1.50%, 06/16/37(k)	3,400	3,137,695
1.50%, 11/01/50	484	410,857
1.50%, 11/01/51	356	302,232
1.50%, 06/13/52	1,000	848,203
2.00%, 12/01/35	55	52,134
2.00%, 02/01/36	933	885,594
2.00%, 03/01/36	148	140,617
2.00%, 04/01/36	66	62,398
2.00%, 06/01/36	712	675,264
2.00%, 06/17/36(k)	8,297	7,838,896
2.00%, 08/01/36	255	241,906
2.00%, 11/01/36	150	142,066
2.00%, 12/01/36	435	412,650
2.00%, 01/01/37	242	229,450
2.00%, 07/01/50	288	257,231
2.00%, 09/01/50	107	94,739
2.00%, 10/01/50	432	385,318
2.00%, 12/01/50	65	57,934
2.00%, 01/01/51	795	708,263
2.00%, 02/01/51	438	389,309
2.00%, 03/01/51	2,401	2,134,608
2.00%, 04/01/51	841	747,162
2.00%, 05/01/51	1,191	1,058,737
2.00%, 06/01/51	513	456,248
2.00%, 07/01/51	541	480,940
2.00%, 08/01/51	2,132	1,894,582
2.00%, 10/01/51	1,328	1,180,187
2.00%, 11/01/51	1,553	1,380,173
2.00%, 12/01/51	3,800	3,374,292
2.00%, 01/01/52	1,969	1,750,421
2.00%, 02/01/52	2,049	1,818,671
2.00%, 06/13/52(k)	1,422	1,261,400

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 07/01/32	$501	$494,343
2.50%, 11/01/34	50	48,637
2.50%, 10/01/35	71	69,039
2.50%, 03/01/36	107	103,757
2.50%, 05/01/36	505	490,244
2.50%, 06/01/36	104	100,963
2.50%, 06/17/36(k)	4,196	4,061,843
2.50%, 11/01/50	395	366,342
2.50%, 01/01/51	80	73,877
2.50%, 03/01/51	590	546,300
2.50%, 04/01/51	55	50,739
2.50%, 07/01/51	64	59,423
2.50%, 08/01/51	1,502	1,386,535
2.50%, 09/01/51	940	866,378
2.50%, 11/01/51	71	66,210
2.50%, 12/01/51	704	649,482
2.50%, 01/01/52	146	134,848
2.50%, 03/01/52	3,480	3,203,581
2.50%, 06/13/52(k)	5,732	5,274,783
2.50%, 07/14/52(k)	1,000	918,540
3.00%, 03/01/30	135	135,521
3.00%, 03/01/35	47	47,149
3.00%, 07/01/35	36	35,596
3.00%, 06/16/37(k)	3,595	3,547,816
3.00%, 11/01/46	107	103,486
3.00%, 12/01/46	96	92,972
3.00%, 04/01/48	691	673,954
3.00%, 11/01/48	140	135,607
3.00%, 04/01/50	21	20,294
3.00%, 07/01/50	37	35,334
3.00%, 08/01/50	200	192,530
3.00%, 10/01/50	284	272,321
3.00%, 01/01/51	91	87,273
3.00%, 04/01/51	88	84,086
3.00%, 08/01/51	336	320,791
3.00%, 06/13/52(k)	3,273	3,116,638
3.00%, 07/14/52(k)	850	807,942
3.50%, 02/01/34	149	150,557
3.50%, 06/16/37	1,100	1,107,197
3.50%, 09/01/43	1,501	1,502,380
3.50%, 07/01/47	70	70,038
3.50%, 09/01/47	728	723,395
3.50%, 10/01/47	369	366,652
3.50%, 02/01/48	78	77,375
3.50%, 02/01/49	71	70,417
3.50%, 06/01/49	62	61,920
3.50%, 12/01/49	343	338,982
3.50%, 05/01/50	496	488,660
3.50%, 06/13/52(k)	8,116	7,951,144
4.00%, 06/16/37	250	254,434
4.00%, 09/01/47	47	47,783
4.00%, 09/01/48	241	243,421
4.00%, 08/01/49	313	318,089
4.00%, 04/01/50	631	633,442
4.00%, 06/13/52(k)	5,550	5,546,531
4.50%, 06/13/52(k)	3,250	3,306,367
5.00%, 09/01/49	34	35,651
5.00%, 06/13/52(k)	975	1,007,145
		206,034,059
Security	Par (000)	Value

U.S. Government Obligations — 35.1%
U.S. Treasury Bonds, 2.88%, 05/15/52	$800	$769,875
U.S. Treasury Note/Bond
0.13%, 05/15/23	1,800	1,766,039
0.13%, 05/31/23	380	372,459
0.13%, 06/30/23	6,810	6,661,297
0.13%, 07/15/23	1,000	977,188
0.13%, 07/31/23	5,930	5,788,699
0.13%, 08/15/23	1,000	975,117
0.13%, 09/15/23	6,260	6,090,295
0.13%, 10/15/23	1,830	1,776,244
0.13%, 12/15/23	3,250	3,140,820
0.13%, 01/15/24	1,500	1,446,035
0.25%, 06/15/23	1,000	980,313
0.25%, 11/15/23	700	679,273
0.25%, 03/15/24	1,710	1,644,205
0.25%, 05/15/24	2,600	2,487,672
0.25%, 06/15/24	3,875	3,698,203
0.25%, 05/31/25	1,250	1,160,840
0.25%, 08/31/25	300	276,539
0.25%, 09/30/25	2,780	2,557,383
0.25%, 10/31/25	1,300	1,193,461
0.38%, 04/15/24	1,850	1,778,240
0.38%, 07/15/24	1,800	1,718,859
0.38%, 08/15/24	2,400	2,286,563
0.38%, 09/15/24	10,540	10,016,294
0.38%, 04/30/25	2,590	2,419,627
0.38%, 11/30/25	800	735,813
0.38%, 12/31/25	560	514,063
0.38%, 01/31/26	3,770	3,451,906
0.38%, 09/30/27	2,300	2,018,789
0.50%, 11/30/23	1,000	972,695
0.50%, 02/28/26	800	734,438
0.50%, 05/31/27	1,000	891,016
0.50%, 08/31/27	1,380	1,222,162
0.50%, 10/31/27	230	202,759
0.63%, 10/15/24	4,040	3,853,781
0.63%, 07/31/26	2,000	1,827,656
0.63%, 11/30/27	700	620,266
0.63%, 12/31/27	1,745	1,543,098
0.63%, 05/15/30	115	96,905
0.63%, 08/15/30	2,050	1,717,195
0.75%, 12/31/23	2,000	1,949,375
0.75%, 11/15/24	5,150	4,917,043
0.75%, 03/31/26	300	277,641
0.75%, 04/30/26	1,400	1,293,469
0.75%, 08/31/26	600	550,313
0.75%, 01/31/28	2,700	2,400,047
0.88%, 01/31/24	1,950	1,900,641
0.88%, 06/30/26	6,300	5,829,469
0.88%, 09/30/26	6,900	6,350,695
0.88%, 11/15/30	1,190	1,015,033
1.00%, 12/15/24	1,770	1,697,817
1.00%, 07/31/28	2,100	1,876,219
1.13%, 01/15/25	4,840	4,649,803
1.13%, 10/31/26	3,100	2,881,062
1.13%, 02/28/27	700	647,063
1.13%, 02/29/28	2,130	1,932,642
1.13%, 08/31/28	2,400	2,158,500
1.13%, 02/15/31	1,015	881,305
1.13%, 05/15/40	2,950	2,092,195

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.13%, 08/15/40	$1,390	$979,298
1.25%, 11/30/26	1,900	1,773,977
1.25%, 12/31/26	2,700	2,516,695
1.25%, 03/31/28	2,550	2,326,676
1.25%, 04/30/28	1,400	1,275,750
1.25%, 05/31/28	600	546,000
1.25%, 06/30/28	4,660	4,235,139
1.25%, 09/30/28	4,700	4,254,969
1.25%, 08/15/31	2,550	2,220,492
1.25%, 05/15/50	2,055	1,326,117
1.38%, 09/30/23	900	889,313
1.38%, 10/31/28	1,970	1,795,316
1.38%, 12/31/28	1,400	1,274,875
1.38%, 11/15/31	2,950	2,588,625
1.38%, 11/15/40	1,480	1,088,031
1.38%, 08/15/50	1,440	961,650
1.50%, 02/29/24	3,000	2,951,953
1.50%, 02/15/25	16,250	15,737,109
1.50%, 08/15/26	1,400	1,326,172
1.50%, 01/31/27	5,000	4,709,375
1.50%, 11/30/28	2,300	2,110,609
1.63%, 05/15/26	1,650	1,577,039
1.63%, 10/31/26	600	569,953
1.63%, 05/15/31	3,400	3,071,687
1.63%, 11/15/50	1,500	1,071,562
1.75%, 05/15/23	450	448,365
1.75%, 03/15/25	910	886,468
1.75%, 01/31/29	2,300	2,143,312
1.75%, 08/15/41	2,820	2,192,109
1.88%, 02/28/27	10,000	9,580,469
1.88%, 02/28/29	9,200	8,645,125
1.88%, 02/15/32	5,250	4,813,594
1.88%, 02/15/41	1,150	921,438
1.88%, 02/15/51	2,470	1,879,130
1.88%, 11/15/51	1,570	1,197,125
2.00%, 04/30/24	500	495,254
2.00%, 06/30/24	1,720	1,700,650
2.00%, 11/15/26	4,000	3,857,188
2.00%, 11/15/41	1,200	975,188
2.00%, 02/15/50	900	707,063
2.00%, 08/15/51	3,150	2,470,289
2.13%, 11/30/24	450	443,988
2.25%, 11/15/24	1,600	1,584,000
2.25%, 03/31/26	600	587,953
2.25%, 08/15/27	700	679,109
2.25%, 05/15/41	3,150	2,679,469
2.25%, 08/15/46	2,300	1,888,875
2.25%, 02/15/52	4,620	3,866,362
2.38%, 08/15/24	2,000	1,990,000
2.38%, 03/31/29	900	871,453
2.38%, 05/15/29	400	387,375
2.38%, 02/15/42	4,800	4,160,250
2.38%, 05/15/51	3,500	3,005,078
2.50%, 03/31/27	1,700	1,674,898
2.50%, 02/15/45	1,375	1,187,871
2.50%, 02/15/46	1,860	1,606,866
2.50%, 05/15/46	2,700	2,331,281
2.63%, 06/30/23	200	200,906
2.63%, 12/31/23	500	501,973
2.63%, 05/31/27	1,000	991,094
Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.63%, 02/15/29	$1,000	$983,906
2.75%, 05/15/25	3,000	3,002,812
2.75%, 05/31/29	1,000	992,188
2.75%, 08/15/42	390	356,545
2.75%, 08/15/47	1,150	1,046,141
2.75%, 11/15/47	1,000	910,938
2.88%, 09/30/23	100	100,777
2.88%, 10/31/23	1,550	1,562,170
2.88%, 08/15/28	600	599,109
2.88%, 04/30/29	1,200	1,199,625
2.88%, 05/15/32	700	701,203
2.88%, 08/15/45	960	887,700
2.88%, 11/15/46	600	556,406
3.00%, 09/30/25	1,480	1,490,869
3.00%, 10/31/25	250	251,758
3.00%, 05/15/42	250	238,672
3.00%, 11/15/44	500	472,031
3.00%, 05/15/45	990	934,931
3.00%, 11/15/45	400	378,438
3.00%, 02/15/47	1,200	1,140,000
3.00%, 05/15/47	600	570,094
3.00%, 02/15/48	1,000	958,125
3.13%, 08/15/44	500	482,344
3.13%, 05/15/48	1,000	983,281
3.25%, 05/15/42	600	598,313
3.38%, 05/15/44	100	100,563
3.38%, 11/15/48	500	516,406
4.25%, 05/15/39	400	462,563
4.50%, 02/15/36	100	119,375
4.75%, 02/15/37	1,000	1,221,094
5.00%, 05/15/37	400	500,563
		289,413,304
Total U.S. Government & Agency Obligations — 60.1%
(Cost: $530,041,694)		495,447,363

Short-Term Securities

Money Market Funds — 10.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(l)(m)(n)	88,467	88,466,779

Total Short-Term Securities — 10.7%
(Cost: $88,466,779)		88,466,779

Total Investments Before TBA Sales Commitments — 110.6%
(Cost: $980,209,576)		911,657,599

TBA Sales Commitments(k)

Mortgage-Backed Securities — (0.8)%
Government National Mortgage Association
2.50%, 06/21/52	(2,298)	(2,155,362)
3.00%, 06/21/52	(500)	(482,305)
Uniform Mortgage-Backed Securities
1.50%, 06/16/37	(1,119)	(1,032,209)
2.00%, 06/17/36	(78)	(73,698)
3.00%, 06/13/52	(1,000)	(952,227)

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 06/13/52	(2,000)	$(1,959,375)
		(6,655,176)
Total TBA Sales Commitments — (0.8)%
(Proceeds: $(6,637,690))		(6,655,176)

Total Investments, Net of TBA Sales Commitments — 109.8%
(Cost: $973,571,886)		905,002,423

Liabilities in Excess of Other Assets — (9.8)%		(80,582,737)

Net Assets — 100.0%		$824,419,686

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Perpetual security with no stated maturity date.
(f)	Zero-coupon bond.
(g)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)	U.S. dollar denominated security issued by foreign domiciled entity.

(i)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(k)	Represents or includes a TBA transaction. (l) Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
(n)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$61,606,954	$26,859,825	(a)	$—	$—	$—	$88,466,779	88,467	$90,559	(b)	$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Total USD Bond Market ETF
May 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Asset-Backed Securities	$—	$2,122,245	$—	$2,122,245
Collaterized Mortgage Obligations	—	9,085,223	—	9,085,223
Corporate Bonds & Notes	—	268,892,725	34,617	268,927,342
Foreign Government Obligations	—	47,608,647	—	47,608,647
U.S. Government & Agency Obligations	—	495,447,363	—	495,447,363
Money Market Funds	88,466,779	—	—	88,466,779
	88,466,779	823,156,203	34,617	911,657,599
Liabilities
TBA Sales Commitments	—	(6,655,176)	—	(6,655,176)
	$88,466,779	$816,501,027	$34,617	$905,002,423

Portfolio Abbreviations - Fixed Income

JSC	Joint Stock Company	SOFR	Secured Overnight Financing Rate
LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust